UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22519
First Trust Exchange-Traded AlphaDEX® Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Shareholders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Asia Pacific
ex-Japan AlphaDEX® Fund
FPA | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Asia Pacific ex-Japan AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$82	0.80%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.84% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI Pacific ex-Japan Index, which returned 4.59% for the same Period.
During the Period, the Fund was most heavily weighted towards South Korean equities, with an average weight of 46.0%. However, the largest contribution came from China, adding 3.2% to the Fund’s return, while being weighted at 29.6%. The most significant negative return was from Hong Kong, which contributed -0.3%. The Fund’s currency exposure contributed -9.9% to the Fund’s overall return.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	3.84%	2.74%	2.98%
Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index(1)	5.27%	3.98%	N/A
Nasdaq Developed Markets Asia Pacific Ex-JapanTM Index(1)	-3.86%	2.40%	N/A
MSCI Pacific ex-Japan Index	4.59%	3.15%	4.42%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit  www.ftportfolios.com/etf/FPA for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$13,793,475
Total number of portfolio holdings	102
Total advisory fee paid	$116,769
Portfolio turnover rate	75%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	2.0%
Qantas Airways Ltd.	2.0%
Swire Pacific Ltd., Class A	1.9%
Korea Zinc Co., Ltd.	1.9%
JB Hi-Fi Ltd.	1.9%
Pro Medicus Ltd.	1.8%
Hyundai Mobis Co., Ltd.	1.8%
Yancoal Australia Ltd.	1.7%
CK Hutchison Holdings Ltd.	1.7%
Evolution Mining Ltd.	1.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FPA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Europe AlphaDEX® Fund
FEP | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Europe AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Europe AlphaDEX® Fund	$81	0.80%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.71% during the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI Europe Index, which returned 1.79% for the same Period.
During the Period, the Fund was most heavily weighted towards investments in the United Kingdom, which had an average weight of 17.0%. Italy generated the largest contribution to the Fund’s return at 2.6%. Investments in Switzerland generated a contribution to the Fund’s return of -0.8%, the most negative contribution of any country. The Fund’s currency exposure contributed -6.1% to the Fund’s overall return.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Europe AlphaDEX® Fund	3.71%	2.57%	4.92%
Nasdaq AlphaDEX® EuropeTM Index(1)	4.65%	3.29%	N/A
Nasdaq Developed Markets EuropeTM Index	1.84%	4.63%	4.93%
MSCI Europe Index	1.79%	4.90%	4.98%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit  www.ftportfolios.com/etf/FEP for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$185,009,537
Total number of portfolio holdings	202
Total advisory fee paid	$1,670,938
Portfolio turnover rate	86%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Siemens Energy AG	1.3%
International Consolidated Airlines Group S.A.	1.2%
Banca Monte dei Paschi di Siena S.p.A.	1.1%
Tenaris S.A.	1.1%
Kongsberg Gruppen ASA	1.0%
Erste Group Bank AG	1.0%
St. James's Place PLC	1.0%
NatWest Group PLC	1.0%
BAWAG Group AG	1.0%
Banco Comercial Portugues S.A., Class R	1.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® EuropeTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Latin America AlphaDEX® Fund
FLN | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Latin America AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FLN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Latin America AlphaDEX® Fund	$71	0.80%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -22.67% during the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI EM Latin America Index, which returned -26.38% for the same Period.
During the Period, the Fund was most heavily weighted towards investments in Brazil, which had an average weight of 53.7%. Investments in Brazil generated a contribution of -12.2% to the Fund’s return, the greatest negative contribution of any country. Peru contributed most positively to the Fund’s return, contributing 0.2%. The Fund’s currency exposure contributed -17.9% to the Fund’s overall return.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Latin America AlphaDEX® Fund	-22.67%	-3.47%	1.80%
Nasdaq AlphaDEX® Latin AmericaTM Index(1)	-21.72%	-2.15%	N/A
Nasdaq Latin AmericaTM Index	-26.09%	-4.40%	0.31%
MSCI EM Latin America Index	-26.38%	-3.36%	0.34%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit  www.ftportfolios.com/etf/FLN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$12,964,397
Total number of portfolio holdings	51
Total advisory fee paid	$329,126
Portfolio turnover rate	75%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Embraer S.A.	4.1%
Falabella S.A.	3.8%
Petroleo Brasileiro S.A.	3.5%
Coca-Cola Femsa S.A.B. de C.V.	3.5%
Prologis Property Mexico S.A. de C.V.	3.3%
Gerdau S.A.	3.3%
JBS S.A.	3.2%
Grupo Comercial Chedraui S.A. de C.V.	3.2%
Industrias Penoles S.A.B. de C.V.	3.0%
Vale S.A.	3.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FLN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Latin AmericaTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Brazil AlphaDEX® Fund
FBZ | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Brazil AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FBZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Brazil AlphaDEX® Fund	$71	0.80%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -22.45% during the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI Brazil Index, which returned -29.77% for the same Period.
During the Period, the Financials sector received the greatest allocation of any sector in the Fund with an average weight of 24.2%. The allocation to this sector contributed -5.0% to the Fund’s overall return. With an average weight of 7.5%, the greatest contribution to the Fund’s return of 2.0% came from the Industrials sector. The most negative contribution to return of -5.8% came from the Materials sector which had an average weight of 15.6%. The Fund’s currency exposure contributed -19.8% to the Fund’s overall return.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Brazil AlphaDEX® Fund	-22.45%	-5.91%	1.88%
Nasdaq AlphaDEX® BrazilTM Index(1)	-21.66%	-4.28%	N/A
Nasdaq BrazilTM Index	-27.67%	-7.53%	1.41%
MSCI Brazil Index	-29.77%	-6.58%	0.79%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit  www.ftportfolios.com/etf/FBZ for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$4,998,333
Total number of portfolio holdings	52
Total advisory fee paid	$49,321
Portfolio turnover rate	63%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Embraer S.A.	5.4%
Marfrig Global Foods S.A.	4.8%
JBS S.A.	3.9%
Cia Energetica de Minas Gerais	3.9%
Gerdau S.A.	3.4%
Metalurgica Gerdau S.A.	3.4%
Petroleo Brasileiro S.A.	3.3%
Porto Seguro S.A.	3.3%
BRF S.A.	3.1%
NU Holdings Ltd., Class A	3.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FBZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® BrazilTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust China AlphaDEX® Fund
FCA | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust China AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust China AlphaDEX® Fund	$86	0.80%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.43% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI China Index, which returned 19.42% for the same Period.
During the Period, the Industrials sector received the greatest allocation of any sector in the Fund with an average weight of 18.5%. The allocation to this sector contributed 3.8% to the Fund’s overall return. With an average weight of 12.4%, the greatest contribution to the Fund’s return of 4.9% came from the Energy sector. The most negative contribution to return of -2.2% came from the Materials sector which had an average weight of 9.7%. The Fund’s currency exposure contributed 0.6% to the Fund’s overall return.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust China AlphaDEX® Fund	15.43%	-0.53%	3.05%
Nasdaq AlphaDEX® ChinaTM Index(1)	16.91%	0.39%	N/A
Nasdaq ChinaTM Index	25.98%	-4.39%	1.35%
MSCI China Index	19.42%	-3.44%	1.88%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit  www.ftportfolios.com/etf/FCA for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$47,907,991
Total number of portfolio holdings	54
Total advisory fee paid	$73,315
Portfolio turnover rate	62%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Pop Mart International Group Ltd.	5.9%
Inner Mongolia Yitai Coal Co., Ltd., Class B	3.6%
Great Wall Motor Co., Ltd., Class H	3.6%
Sinotruk Hong Kong Ltd.	3.5%
BYD Electronic International Co., Ltd.	3.4%
Beijing Enterprises Holdings Ltd.	3.2%
China Hongqiao Group Ltd.	3.1%
China State Construction International Holdings Ltd.	2.9%
Xinyi Glass Holdings Ltd.	2.9%
China Railway Group Ltd., Class H	2.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® ChinaTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Japan AlphaDEX® Fund
FJP | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Japan AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Japan AlphaDEX® Fund	$82	0.80%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.84% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI Japan Index, which returned 8.31% for the same Period.
During the Period, the Industrials sector received the greatest allocation of any sector in the Fund with an average weight of 24.2%. The allocation to this sector contributed 6.4% to the Fund’s overall return, the greatest return contribution of any sector. The most negative contribution to return of
-0.7% came from the Utilities sector which had an average weight of 8.2%. The Fund’s currency exposure contributed -11.7% to the Fund’s overall return.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Japan AlphaDEX® Fund	5.84%	2.86%	3.53%
Nasdaq AlphaDEX® JapanTM Index(1)	6.50%	3.51%	N/A
Nasdaq JapanTM Index	6.90%	4.20%	6.10%
MSCI Japan Index	8.31%	4.81%	6.25%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit  www.ftportfolios.com/etf/FJP for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$192,383,861
Total number of portfolio holdings	104
Total advisory fee paid	$1,576,227
Portfolio turnover rate	82%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mizuho Financial Group, Inc.	2.1%
Daiwa Capital Markets America, Inc.	2.1%
Mitsubishi Heavy Industries Ltd.	2.0%
Asics Corp.	2.0%
Panasonic Holdings Corp.	1.9%
Fujikura Ltd.	1.9%
Mitsubishi Motors Corp.	1.9%
Kawasaki Heavy Industries Ltd.	1.9%
RBC Dominion Securities, Inc.	1.8%
Mizuho Financial Group, Inc.	1.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FJP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® JapanTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Developed Markets
ex-US AlphaDEX® Fund
FDT | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Developed Markets ex-US AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Developed Markets ex-US AlphaDEX® Fund	$83	0.80%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.02% during the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI World ex USA Index, which returned 4.70% for the same Period.
During the Period, Japan received the greatest allocation of any country in the Fund with an average weight of 34.0%. The allocation to this country contributed 3.6% to the Fund’s overall return, the greatest contribution to return of any country. Investments in Switzerland generated a -0.4% contribution to the Fund’s return, which was the most negative contribution of any country. The Fund’s currency exposure contributed -8.8% to the Fund’s overall return.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Developed Markets ex-US AlphaDEX® Fund	7.02%	2.83%	4.15%
Nasdaq AlphaDEX® Developed Markets Ex-USTM Index(1)	7.92%	3.69%	N/A
Nasdaq Developed Markets Ex-USTM Index	3.35%	4.54%	5.05%
MSCI World ex USA Index	4.70%	5.10%	5.26%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit  www.ftportfolios.com/etf/FDT for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$392,273,635
Total number of portfolio holdings	304
Total advisory fee paid	$3,302,946
Portfolio turnover rate	97%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mizuho Financial Group, Inc.	1.1%
Daiwa Capital Markets America, Inc.	1.1%
RBC Dominion Securities, Inc.	1.0%
Siemens Energy AG	0.8%
International Consolidated Airlines Group S.A.	0.8%
Banca Monte dei Paschi di Siena S.p.A.	0.7%
Tenaris S.A.	0.7%
IHI Corp.	0.6%
Erste Group Bank AG	0.6%
Onex Corp.	0.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Developed Markets Ex-USTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Emerging Markets
AlphaDEX® Fund
FEM | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Emerging Markets AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets AlphaDEX® Fund	$82	0.80%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.97% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 7.50% for the same Period.
During the Period, the Fund was most heavily weighted towards investments in China, which had an average weight of 21.6%. The largest negative contribution to return was from Mexico, which contributed -2.0% over the Period. Investments in China generated a contribution to the Fund’s return of 4.0%, the greatest of any country. The Fund’s currency exposure contributed -7.9% to the Fund’s overall return.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Emerging Markets AlphaDEX® Fund	3.97%	1.09%	4.14%
Nasdaq AlphaDEX® Emerging MarketsTM Index(1)	5.64%	2.19%	N/A
Nasdaq Emerging MarketsTM Index	11.79%	3.05%	4.75%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit  www.ftportfolios.com/etf/FEM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$406,346,635
Total number of portfolio holdings	158
Total advisory fee paid	$3,431,302
Portfolio turnover rate	94%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Pop Mart International Group Ltd.	1.9%
Xiaomi Corp., Class B	1.8%
Geely Automobile Holdings Ltd.	1.4%
BSE Ltd.	1.3%
Goldwind Science & Technology Co., Ltd., Class H	1.3%
Gamuda Bhd	1.2%
Evergreen Marine Corp. Taiwan Ltd.	1.2%
Orient Overseas International Ltd.	1.2%
Embraer S.A.	1.2%
China State Construction International Holdings Ltd.	1.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Emerging MarketsTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Germany AlphaDEX® Fund
FGM | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Germany AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FGM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Germany AlphaDEX® Fund	$81	0.80%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.39% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI Germany Index, which returned 10.22% for the same Period.
During the Period, the Industrials sector received the greatest allocation of any sector in the Fund with an average weight of 31.2%. The allocation to this sector contributed 5.9% to the Fund’s overall return, the greatest return contribution of any sector. The most negative contribution to return of
-3.7% came from the Consumer Discretionary sector which had an average weight of 22.0%. The Fund’s currency exposure contributed -6.3% to the Fund’s overall return.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Germany AlphaDEX® Fund	1.39%	-0.14%	2.96%
Nasdaq AlphaDEX® GermanyTM Index(1)	1.75%	-0.04%	N/A
MSCI Germany Index	10.22%	4.34%	4.12%
Nasdaq GermanyTM Index	8.56%	3.93%	3.84%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit  www.ftportfolios.com/etf/FGM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$7,695,194
Total number of portfolio holdings	42
Total advisory fee paid	$82,339
Portfolio turnover rate	92%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Siemens Energy AG	7.8%
HOCHTIEF AG	4.6%
Deutsche Bank AG	4.2%
Commerzbank AG	4.1%
Rheinmetall AG	3.9%
SAP SE	3.7%
Heidelberg Materials AG	3.7%
Continental AG	3.7%
Bayerische Motoren Werke AG	3.3%
Talanx AG	3.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FGM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® GermanyTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust United Kingdom
AlphaDEX® Fund
FKU | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust United Kingdom AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FKU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust United Kingdom AlphaDEX® Fund	$83	0.80%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.01% during the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI United Kingdom Index, which returned 7.54% for the same Period.
During the Period, the Financials sector received the greatest allocation of any sector in the Fund with an average weight of 20.4%. The allocation to this sector contributed 6.0% to the Fund’s overall return, the greatest return contribution of any sector. The most negative contribution to return of
-1.7% came from the Consumer Discretionary sector which had an average weight of 20.2%. The Fund’s currency exposure contributed -1.7% to the Fund’s overall return.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust United Kingdom AlphaDEX® Fund	8.01%	2.37%	3.25%
Nasdaq AlphaDEX® United KingdomTM Index(1)	9.26%	3.43%	N/A
MSCI United Kingdom Index	7.54%	4.37%	3.81%
Nasdaq United KingdomTM Index	7.53%	3.78%	3.75%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit  www.ftportfolios.com/etf/FKU for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$64,842,405
Total number of portfolio holdings	76
Total advisory fee paid	$513,395
Portfolio turnover rate	46%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
International Consolidated Airlines Group S.A.	3.3%
Marks & Spencer Group PLC	2.9%
NatWest Group PLC	2.8%
Barclays PLC	2.8%
Imperial Brands PLC	2.8%
Rolls-Royce Holdings PLC	2.7%
3i Group PLC	2.6%
Beazley PLC	2.5%
Standard Chartered PLC	2.4%
Kingfisher PLC	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FKU to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® United KingdomTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust India NIFTY 50
Equal Weight ETF
NFTY | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust India NIFTY 50 Equal Weight ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/NFTY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust India NIFTY 50 Equal Weight ETF	$83	0.81%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.27% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the NIFTY 50 Index, which returned 7.00% for the same Period.
During the Period, the Financials sector received the greatest allocation of any sector in the Fund with an average weight of 21.0%. The allocation to this sector contributed -0.4% to the Fund’s overall return. With an average weight of 9.7%, the greatest contribution to return of 2.9% came from the Health Care sector. The most negative contribution to return of -1.0% came from the Consumer Staples sector which had an average weight of 9.8%. The Fund’s currency exposure contributed -2.8% to the Fund’s overall return.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust India NIFTY 50 Equal Weight ETF	5.27%	11.90%	6.72%
NIFTY 50 Equal Weight Index(1)	7.73%	16.11%	N/A
NIFTY 50 Index	7.00%	11.41%	9.08%
MSCI India Index	11.21%	12.52%	8.73%
(1)
On April 17, 2018, the Fund’s underlying index changed from the Nasdaq AlphaDEX® Taiwan Index to the NIFTY 50 Equal Weight Index. On July 14, 2015, the Fund’s underlying index changed from the Defined Taiwan Index to the Nasdaq AlphaDEX® Taiwan Index. Therefore, the Fund’s performance and total returns shown for the periods prior to April 17, 2018, are not necessarily indicative of the performance that the Fund, based on the current index, would have generated. Since the Fund’s new underlying index had an inception date of September 29, 2017, it was not in existence for all the periods disclosed.

Visit  www.ftportfolios.com/etf/NFTY for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$271,754,560
Total number of portfolio holdings	50
Total advisory fee paid	$1,840,423
Portfolio turnover rate	30%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Adani Enterprises Ltd.	2.1%
IndusInd Bank Ltd.	2.1%
Cipla Ltd.	2.1%
Dr. Reddy's Laboratories Ltd.	2.1%
Sun Pharmaceutical Industries Ltd.	2.1%
Kotak Mahindra Bank Ltd.	2.0%
Tata Consumer Products Ltd.	2.0%
ITC Ltd.	2.0%
Mahindra & Mahindra Ltd.	2.0%
Nestle India Ltd.	2.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/NFTY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal WeightTM Index or particularly in the ability of the NIFTY 50 Equal WeightTM Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal WeightTM Index in the Prospectus and Statement of Additional Information.

First Trust Switzerland AlphaDEX® Fund
FSZ | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Switzerland AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Switzerland AlphaDEX® Fund	$80	0.80%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -1.25% during the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI Switzerland Index, which returned -2.00% for the same Period.
During the Period, the Industrials sector received the greatest allocation of any sector in the Fund with an average weight of 25.2%. The allocation to this sector contributed 0.0% to the Fund’s overall return. With an average weight of 24.1%, the greatest contribution to return of 3.4% came from the Financials sector. The most negative contribution to return of -1.5% came from the Consumer Discretionary sector which had an average weight of 5.8%. The Fund’s currency exposure contributed -7.5% to the Fund’s overall return.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Switzerland AlphaDEX® Fund	-1.25%	5.44%	7.29%
Nasdaq AlphaDEX® SwitzerlandTM Index(1)	-0.72%	5.93%	N/A
Nasdaq SwitzerlandTM Index	-2.05%	4.43%	5.53%
MSCI Switzerland Index	-2.00%	4.29%	5.68%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit  www.ftportfolios.com/etf/FSZ for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$75,640,458
Total number of portfolio holdings	41
Total advisory fee paid	$671,955
Portfolio turnover rate	71%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Sulzer AG	4.4%
Baloise Holding AG	4.3%
Galenica AG	4.2%
Swisscom AG	4.2%
EFG International AG	4.2%
ABB Ltd.	4.1%
Swissquote Group Holding S.A.	4.1%
Bucher Industries AG	3.8%
Zurich Insurance Group AG	3.8%
Swatch Group (The) AG	3.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FSZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® SwitzerlandTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Developed Markets
ex-US Small Cap AlphaDEX® Fund
FDTS | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDTS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	$81	0.80%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.14% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI World ex-USA Index, which returned 4.70% for the same Period.
During the Period, Japan received the greatest allocation of any country in the Fund with an average weight of 40.3%. The allocation to this country contributed 3.3% to the Fund’s overall return, the greatest contribution to return of any country. The most negative contribution to return of -1.7% came from the South Korea which had an average weight of 15.8%. The Fund’s currency exposure contributed -9.5% to the Fund’s overall return.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	3.14%	3.96%	5.00%
Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index(1)	4.20%	4.98%	N/A
Nasdaq Developed Markets Ex-US Small CapTM Index	2.47%	2.66%	4.65%
MSCI World ex-USA Index	4.70%	5.10%	5.26%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit  www.ftportfolios.com/etf/FDTS for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$6,055,750
Total number of portfolio holdings	404
Total advisory fee paid	$64,631
Portfolio turnover rate	117%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp.	1.8%
Mitsui E&S Co., Ltd.	0.6%
Mitsubishi Motors Corp.	0.5%
SWCC Corp.	0.5%
Secure Energy Services, Inc.	0.5%
Aker Solutions ASA	0.5%
JVCKenwood Corp.	0.5%
Sanki Engineering Co., Ltd.	0.5%
Morgan Sindall Group PLC	0.5%
Shufersal Ltd.	0.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDTS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Emerging Markets
Small Cap AlphaDEX® Fund
FEMS | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Emerging Markets Small Cap AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEMS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Small Cap AlphaDEX® Fund	$82	0.80%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.43% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 7.50% for the same Period.
During the Period, Turkey received the greatest allocation of any country in the Fund with an average weight of 17.2%. The allocation to this country contributed 1.4% to the Fund’s overall return. With an average weight of 13.9%, the greatest contribution to return of 3.3% came from Taiwan. The most negative contribution to return of -4.2% came from Brazil which had an average weight of 10.8%. The Fund’s currency exposure contributed -8.6% to the Fund’s overall return.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Emerging Markets Small Cap AlphaDEX® Fund	4.43%	4.25%	5.87%
Nasdaq AlphaDEX® Emerging Markets Small CapTM Index(1)	6.15%	5.93%	N/A
Nasdaq Emerging Markets Small CapTM Index	3.63%	6.06%	5.58%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit  www.ftportfolios.com/etf/FEMS for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$289,904,975
Total number of portfolio holdings	209
Total advisory fee paid	$2,581,237
Portfolio turnover rate	109%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mizuho Financial Group, Inc.	2.1%
Daiwa Capital Markets America, Inc.	2.1%
RBC Dominion Securities, Inc.	1.8%
Asia Optical Co., Inc.	1.3%
Bumi Armada Bhd	1.1%
Tigerair Taiwan Co., Ltd.	1.1%
Q Technology Group Co., Ltd.	1.0%
Fufeng Group Ltd.	0.9%
Aygaz A/S	0.9%
Johnson Health Tech Co., Ltd.	0.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEMS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Emerging Markets Small CapTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Eurozone AlphaDEX® ETF
FEUZ | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Eurozone AlphaDEX® ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEUZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Eurozone AlphaDEX® ETF	$81	0.80%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.88% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI EMU Index, which returned 2.64% for the same Period.
During the Period, the two largest allocations by country were France, with an allocation of 19.1%, and Germany, with an allocation of 23.1%. Both France and Germany contributed -1.3% each towards the Fund’s return, which were the most negative contribution of any countries. The greatest contribution to return came from Italian investments, contributing 4.0% to the Fund’s return. The Fund’s currency exposure contributed -6.4% to the Fund’s overall return.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Eurozone AlphaDEX® ETF	1.88%	2.29%	4.93%
Nasdaq AlphaDEX® EurozoneTM Index	2.76%	2.93%	5.47%
Nasdaq EurozoneTM Index	2.27%	4.65%	5.20%
MSCI EMU Index	2.64%	4.89%	5.22%
Visit  www.ftportfolios.com/etf/FEUZ for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$18,203,142
Total number of portfolio holdings	152
Total advisory fee paid	$295,883
Portfolio turnover rate	77%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Siemens Energy AG	1.7%
Banca Monte dei Paschi di Siena S.p.A.	1.4%
Tenaris S.A.	1.4%
Erste Group Bank AG	1.3%
Bank of America Corp.	1.3%
BAWAG Group AG	1.3%
Banco Comercial Portugues S.A., Class R	1.3%
Unipol Gruppo S.p.A.	1.2%
Ackermans & van Haaren N.V.	1.1%
Bayerische Motoren Werke AG	1.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEUZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® EurozoneTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Exchange-Traded AlphaDEX® Fund II (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $382,500 for the fiscal year ended 2023 and $337,500 for the fiscal year ended 2024.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $336,959 for the fiscal year ended 2023 and $329,099 for the fiscal year ended 2024.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor and distributor were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2023 were $336,959 for the Registrant, $44,000 for the Registrant’s investment advisor and $60,500 for the Registrant’s distributor; and for the fiscal year ended 2024 were $329,099 for the Registrant, $28,080 for the Registrant’s investment advisor and $32,400 for the Registrant’s distributor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable to the Registrant.

(j) Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the annual financial statements required, and for the periods specified, by Regulation S-X.

First Trust Exchange-Traded AlphaDEX® Fund II
Annual Financial Statements and Other Information
For the Year Ended December 31, 2024

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
First Trust Europe AlphaDEX® Fund (FEP)
First Trust Latin America AlphaDEX® Fund (FLN)
First Trust Brazil AlphaDEX® Fund (FBZ)
First Trust China AlphaDEX® Fund (FCA)
First Trust Japan AlphaDEX® Fund (FJP)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
First Trust Germany AlphaDEX® Fund (FGM)
First Trust United Kingdom AlphaDEX® Fund (FKU)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
First Trust Switzerland AlphaDEX® Fund (FSZ)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
First Trust Eurozone AlphaDEX® ETF (FEUZ)

AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

Table of Contents
First Trust Exchange-Traded AlphaDEX® Fund II
Annual Financial Statements and Other Information
December 31, 2024
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 34.9%
18,576	AGL Energy Ltd. (AUD)	$129,808
2,399	Ampol Ltd. (AUD)	41,858
4,806	ANZ Group Holdings Ltd. (AUD)	84,897
9,439	APA Group (AUD)	40,721
3,750	Aristocrat Leisure Ltd. (AUD)	158,668
20,751	Aurizon Holdings Ltd. (AUD)	41,742
18,863	Bendigo & Adelaide Bank Ltd. (AUD)	152,946
13,198	BlueScope Steel Ltd. (AUD)	152,677
11,548	Brambles Ltd. (AUD)	137,520
4,056	Coles Group Ltd. (AUD)	47,423
1,082	Commonwealth Bank of Australia (AUD)	102,632
78,933	Evolution Mining Ltd. (AUD)	234,995
14,168	Fortescue Ltd. (AUD)	160,039
14,709	GPT Group (The) (AUD)	39,785
29,857	Insurance Australia Group Ltd. (AUD)	156,341
4,582	JB Hi-Fi Ltd. (AUD)	262,843
946	Macquarie Group Ltd. (AUD)	129,782
3,922	National Australia Bank Ltd. (AUD)	90,061
13,760	Northern Star Resources Ltd. (AUD)	131,499
3,949	Orica Ltd. (AUD)	40,525
14,635	Origin Energy Ltd. (AUD)	98,736
1,644	Pro Medicus Ltd. (AUD)	254,510
49,360	Qantas Airways Ltd. (AUD) (c)	274,046
55,633	Qube Holdings Ltd. (AUD)	136,703
1,760	Ramsay Health Care Ltd. (AUD)	37,626
2,570	Reece Ltd. (AUD)	35,600
1,702	Rio Tinto Ltd. (AUD)	123,739
41,738	Santos Ltd. (AUD)	172,569
1,708	SGH Ltd. (AUD)	48,746
13,979	Stockland (AUD)	41,531
4,049	Suncorp Group Ltd. (AUD)	47,641
9,210	Technology One Ltd. (AUD)	178,484
14,134	Telix Pharmaceuticals Ltd. (AUD) (c)	215,294
11,546	Westpac Banking Corp. (AUD)	230,971
2,670	WiseTech Global Ltd. (AUD)	200,063
8,720	Woodside Energy Group Ltd. (AUD)	132,772
59,747	Yancoal Australia Ltd. (AUD)	240,373
		4,806,166
	Cayman Islands — 6.8%
173,000	Central New Energy Holding Group Ltd. (HKD) (c)	177,529
46,332	CK Asset Holdings Ltd. (HKD)	190,300
Shares	Description	Value

	Cayman Islands (Continued)
43,991	CK Hutchison Holdings Ltd. (HKD)	$235,060
212,000	Sino Biopharmaceutical Ltd. (HKD)	87,348
18,522	SITC International Holdings Co., Ltd. (HKD)	49,366
256,220	WH Group Ltd. (HKD) (d) (e)	198,268
		937,871
	Hong Kong — 4.6%
15,545	Henderson Land Development Co., Ltd. (HKD)	47,236
10,100	Link REIT (HKD)	42,719
8,000	Power Assets Holdings Ltd. (HKD)	55,828
4,425	Sun Hung Kai Properties Ltd. (HKD)	42,531
29,851	Swire Pacific Ltd., Class A (HKD)	270,774
13,500	Techtronic Industries Co., Ltd. (HKD)	178,166
		637,254
	New Zealand — 2.1%
2,210	EBOS Group Ltd. (NZD)	45,812
4,597	Fisher & Paykel Healthcare Corp., Ltd. (NZD)	98,766
13,040	Infratil Ltd. (NZD)	91,928
490	Xero Ltd. (AUD) (c)	51,122
		287,628
	Singapore — 8.4%
3,400	DBS Group Holdings Ltd. (SGD)	108,848
223,400	Genting Singapore Ltd. (SGD)	125,142
44,000	Mapletree Pan Asia Commercial Trust (SGD)	38,985
109,800	Seatrium Ltd. (SGD) (c)	166,431
23,500	Sembcorp Industries Ltd. (SGD)	94,988
38,300	Singapore Airlines Ltd. (SGD) (f)	180,611
28,000	Singapore Technologies Engineering Ltd. (SGD)	95,544
20,100	Singapore Telecommunications Ltd. (SGD)	45,332
58,300	Wilmar International Ltd. (SGD)	132,340
79,800	Yangzijiang Shipbuilding Holdings Ltd. (SGD)	174,717
		1,162,938
	South Korea — 43.0%
813	Alteogen, Inc. (KRW) (c)	170,922
900	Amorepacific Corp. (KRW)	64,070
2,367	DB Insurance Co., Ltd. (KRW)	165,287
See Notes to Financial Statements

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
2,260	Hana Financial Group, Inc. (KRW)	$87,198
1,737	HD Hyundai Co., Ltd. (KRW)	93,449
807	HD Hyundai Electric Co., Ltd. (KRW)	209,404
1,770	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (KRW) (c)	274,130
17,931	HMM Co., Ltd. (KRW)	215,101
1,528	Hyundai Mobis Co., Ltd. (KRW)	245,472
1,362	Hyundai Motor Co. (KRW)	196,138
6,199	Hyundai Rotem Co., Ltd. (KRW)	209,279
14,271	Industrial Bank of Korea (KRW)	138,915
1,643	KB Financial Group, Inc. (KRW)	92,521
3,326	Kia Corp. (KRW)	227,510
12,935	Korea Electric Power Corp. (KRW) (c)	176,169
386	Korea Zinc Co., Ltd. (KRW)	263,775
14,735	Korean Air Lines Co., Ltd. (KRW)	226,207
970	Krafton, Inc. (KRW) (c)	205,906
6,612	KT Corp. (KRW)	196,947
1,220	KT&G Corp. (KRW)	88,756
1,680	LG Corp. (KRW)	82,165
1,911	LG Electronics, Inc. (KRW)	108,391
2,738	Meritz Financial Group, Inc. (KRW)	193,426
345	POSCO Holdings, Inc. (KRW)	59,408
1,447	Samsung C&T Corp. (KRW)	112,839
1,505	Samsung Electro-Mechanics Co., Ltd. (KRW)	126,562
5,403	Samsung Electronics Co., Ltd. (KRW)	195,252
26,502	Samsung Heavy Industries Co., Ltd. (KRW) (c)	203,425
351	Samsung SDI Co., Ltd. (KRW)	59,011
859	Samsung SDS Co., Ltd. (KRW)	74,571
5,987	Shinhan Financial Group Co., Ltd. (KRW)	193,785
1,278	SK Biopharmaceuticals Co., Ltd. (KRW) (c)	96,448
3,290	SK Square Co., Ltd. (KRW) (c)	177,222
4,755	SK Telecom Co., Ltd. (KRW)	178,294
5,429	S-Oil Corp. (KRW)	202,092
Shares	Description	Value

	South Korea (Continued)
12,862	Woori Financial Group, Inc. (KRW)	$134,286
2,330	Yuhan Corp. (KRW)	189,135
		5,933,468
	Total Common Stocks	13,765,325
	(Cost $13,037,234)
MONEY MARKET FUNDS — 0.1%
20,713	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (g)	20,713
	(Cost $20,713)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.3%
$173,020	Bank of America Corp., 4.45% (g), dated 12/31/24, due 01/02/25, with a maturity value of $173,063. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 3.63%, due 05/31/28 to 05/15/54. The value of the collateral including accrued interest is $176,480. (h)	173,020
	(Cost $173,020)

	Total Investments — 101.2%	13,959,058
	(Cost $13,230,967)
	Net Other Assets and Liabilities — (1.2)%	(165,583)
	Net Assets — 100.0%	$13,793,475

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
See Notes to Financial Statements

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
December 31, 2024
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $162,550 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $173,020.

(g)	Rate shown reflects yield as of December 31, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
HKD	– Hong Kong Dollar
KRW	– South Korean Won
NZD	– New Zealand Dollar
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
KRW	42.5%
AUD	34.8
HKD	11.3
SGD	8.3
NZD	1.7
USD	1.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 13,765,325	$ 13,765,325	$ —	$ —
Money Market Funds	20,713	20,713	—	—
Repurchase Agreements	173,020	—	173,020	—
Total Investments	$13,959,058	$13,786,038	$173,020	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$162,550
Non-cash Collateral(2)	(162,550)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$173,020
Non-cash Collateral(4)	(173,020)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.2%
	Austria — 3.9%
9,308	ANDRITZ AG (EUR)	$472,250
21,296	BAWAG Group AG (EUR) (c) (d)	1,790,127
30,074	Erste Group Bank AG (EUR)	1,858,539
30,890	OMV AG (EUR)	1,194,784
66,346	Raiffeisen Bank International AG (EUR)	1,357,310
25,341	voestalpine AG (EUR)	481,153
		7,154,163
	Belgium — 3.8%
6,214	Ackermans & van Haaren N.V. (EUR)	1,226,206
18,545	Ageas S.A./N.V. (EUR)	900,942
35,418	Colruyt Group N.V. (EUR)	1,329,564
21,175	Groupe Bruxelles Lambert N.V. (EUR)	1,448,750
4,148	KBC Group N.V. (EUR)	320,277
3,504	Sofina S.A. (EUR)	792,709
5,486	UCB S.A. (EUR)	1,092,211
		7,110,659
	Bermuda — 0.8%
51,358	Aegon Ltd. (EUR)	304,300
86,030	Hiscox Ltd. (GBP)	1,166,395
		1,470,695
	Denmark — 2.5%
785	A.P. Moller - Maersk A/S, Class B (DKK)	1,298,120
38,562	ALK-Abello A/S (DKK) (e)	852,208
51,000	H. Lundbeck A/S (DKK)	292,716
8,469	Jyske Bank A/S (DKK)	599,954
10,474	NKT A/S (DKK) (e)	748,538
2,107	ROCKWOOL A/S, Class B (DKK)	746,897
		4,538,433
	Finland — 1.9%
60,068	Fortum Oyj (EUR)	840,923
21,976	Konecranes Oyj (EUR)	1,393,148
33,991	Neste Oyj (EUR)	426,917
44,214	Wartsila Oyj Abp (EUR)	783,623
		3,444,611
	France — 9.1%
47,690	Alstom S.A. (EUR) (e)	1,065,058
6,929	Arkema S.A. (EUR)	527,899
4,813	BNP Paribas S.A. (EUR)	295,244
29,564	Bouygues S.A. (EUR)	874,006
58,047	Carrefour S.A. (EUR)	825,558
3,625	Cie de Saint-Gobain S.A. (EUR)	321,800
24,375	Cie Generale des Etablissements Michelin S.C.A. (EUR)	802,914
Shares	Description	Value

	France (Continued)
43,167	Credit Agricole S.A. (EUR)	$594,257
6,838	Eiffage S.A. (EUR)	600,084
31,615	Elis S.A. (EUR)	618,945
38,187	Engie S.A. (EUR)	605,603
5,362	Ipsen S.A. (EUR)	614,853
11,255	Nexans S.A. (EUR)	1,214,816
86,407	Orange S.A. (EUR)	861,752
30,391	Renault S.A. (EUR)	1,481,159
22,814	Rexel S.A. (EUR)	581,345
39,763	Societe Generale S.A. (EUR)	1,118,681
12,741	Teleperformance SE (EUR)	1,096,999
25,319	TotalEnergies SE (EUR)	1,399,719
177,405	Vivendi SE (EUR) (f)	472,828
9,681	Wendel SE (EUR)	932,109
		16,905,629
	Germany — 14.4%
18,706	Bayerische Motoren Werke AG (EUR)	1,530,366
89,632	Commerzbank AG (EUR)	1,459,994
20,381	Continental AG (EUR)	1,368,459
12,693	CTS Eventim AG & Co. KGaA (EUR)	1,073,539
26,426	Daimler Truck Holding AG (EUR)	1,008,710
40,894	Delivery Hero SE (EUR) (c) (d) (e)	1,148,805
76,457	Deutsche Bank AG (EUR)	1,317,855
180,081	Deutsche Lufthansa AG (EUR)	1,152,053
22,450	Deutsche Telekom AG (EUR)	671,833
7,400	DHL Group (EUR)	260,467
4,143	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (c) (d)	250,711
17,756	Fraport AG Frankfurt Airport Services Worldwide (EUR) (e)	1,075,965
15,514	Fresenius Medical Care AG (EUR)	709,660
8,654	Fresenius SE & Co. KGaA (EUR) (e)	300,661
6,739	GEA Group AG (EUR)	333,812
12,141	Heidelberg Materials AG (EUR)	1,500,348
33,558	KION Group AG (EUR)	1,107,488
3,710	Knorr-Bremse AG (EUR)	270,355
4,593	Krones AG (EUR)	570,920
3,159	LEG Immobilien SE (EUR)	267,670
25,520	Mercedes-Benz Group AG (EUR)	1,422,198
1,058	MTU Aero Engines AG (EUR)	352,890
36,056	Porsche Automobil Holding SE (Preference Shares) (EUR)	1,357,623
36,259	RWE AG (EUR)	1,082,823
44,789	Siemens Energy AG (EUR) (e)	2,337,366
See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany (Continued)
15,565	Volkswagen AG (Preference Shares) (EUR)	$1,435,593
40,004	Zalando SE (EUR) (c) (d) (e)	1,342,182
		26,710,346
	Greece — 3.1%
431,826	Eurobank Ergasias Services and Holdings S.A. (EUR)	997,495
57,372	Hellenic Telecommunications Organization S.A. (EUR)	884,301
33,492	Metlen Energy & Metals S.A. (EUR)	1,162,900
115,776	National Bank of Greece S.A. (EUR)	918,638
232,279	Piraeus Financial Holdings S.A. (EUR)	926,335
73,812	Public Power Corp. S.A. (EUR)	943,494
		5,833,163
	Ireland — 2.0%
172,731	AIB Group PLC (EUR)	953,663
29,535	Bank of Ireland Group PLC (EUR)	269,409
4,207	Flutter Entertainment PLC (GBP) (e)	1,091,264
18,737	Glanbia PLC (EUR)	258,718
26,996	Ryanair Holdings PLC, ADR	1,176,756
		3,749,810
	Italy — 9.2%
571,327	A2A S.p.A. (EUR)	1,269,431
285,829	Banca Monte dei Paschi di Siena S.p.A. (EUR)	2,015,095
97,799	Banco BPM S.p.A. (EUR)	791,396
234,640	BPER Banca S.p.A. (EUR)	1,490,881
41,373	Buzzi S.p.A. (EUR)	1,524,825
86,605	Eni S.p.A. (EUR)	1,174,302
22,831	Generali (EUR)	644,922
82,700	Hera S.p.A. (EUR)	294,002
308,777	Intesa Sanpaolo S.p.A. (EUR)	1,235,569
109,110	Italgas S.p.A. (EUR)	611,447
14,797	Leonardo S.p.A. (EUR)	397,442
217,419	Pirelli & C S.p.A. (EUR) (c) (d)	1,232,819
13,630	Prysmian S.p.A. (EUR)	870,556
2,374,612	Telecom Italia S.p.A. (EUR) (e)	606,573
30,101	UniCredit S.p.A. (EUR)	1,201,215
138,816	Unipol Gruppo S.p.A. (EUR)	1,729,826
		17,090,301
	Luxembourg — 2.0%
209,871	Aroundtown S.A. (EUR) (e)	635,011
Shares	Description	Value

	Luxembourg (Continued)
48,605	Millicom International Cellular S.A., SDR (SEK) (e)	$1,191,418
104,787	Tenaris S.A. (EUR)	1,961,385
		3,787,814
	Netherlands — 3.9%
24,388	Aalberts N.V. (EUR)	867,509
36,561	ABN AMRO Bank N.V. (EUR) (c) (d)	563,910
4,763	Arcadis N.V. (EUR)	290,105
610	Argenx SE (EUR) (e)	379,121
3,040	Euronext N.V. (EUR) (c) (d)	341,035
9,547	Koninklijke Ahold Delhaize N.V. (EUR)	311,413
40,276	Koninklijke Philips N.V. (EUR) (g)	1,017,966
21,322	Koninklijke Vopak N.V. (EUR)	938,673
19,846	NN Group N.V. (EUR)	864,854
7,545	Prosus N.V. (EUR)	299,724
55,578	STMicroelectronics N.V. (EUR)	1,397,524
		7,271,834
	Norway — 5.5%
76,972	Aker BP ASA (NOK)	1,499,086
66,233	Equinor ASA (NOK)	1,544,199
16,871	Kongsberg Gruppen ASA (NOK)	1,897,050
105,044	Orkla ASA (NOK)	907,556
51,119	Schibsted ASA, Class A (NOK)	1,580,713
120,180	Storebrand ASA (NOK)	1,279,567
140,186	Wallenius Wilhelmsen ASA (NOK)	1,151,448
10,423	Yara International ASA (NOK)	275,422
		10,135,041
	Portugal — 1.4%
3,653,587	Banco Comercial Portugues S.A., Class R (EUR)	1,758,690
72,217	EDP S.A. (EUR)	231,225
35,266	Galp Energia SGPS S.A. (EUR)	582,659
		2,572,574
	Spain — 5.7%
9,294	Acciona S.A. (EUR)	1,046,476
30,514	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	298,759
775,885	Banco de Sabadell S.A. (EUR)	1,508,547
128,783	Banco Santander S.A. (EUR)	595,564
220,904	CaixaBank S.A. (EUR)	1,198,120
57,943	Grifols S.A. (EUR) (e)	549,066
5,627	Industria de Diseno Textil S.A. (EUR)	289,338
599,990	International Consolidated Airlines Group S.A. (GBP)	2,267,642
See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain (Continued)
495,373	Mapfre S.A. (EUR)	$1,255,122
125,046	Repsol S.A. (EUR)	1,514,194
		10,522,828
	Sweden — 8.2%
33,050	AddTech AB, Class B (SEK)	899,746
19,621	Assa Abloy AB, Class B (SEK)	579,558
38,912	Boliden AB (SEK)	1,092,041
10,575	Essity AB, Class B (SEK)	282,635
75,124	Fastighets AB Balder, Class B (SEK) (e)	521,475
44,887	Industrivarden AB, Class C (SEK)	1,416,329
10,619	Indutrade AB (SEK)	265,863
53,612	Investor AB, Class B (SEK)	1,418,334
20,056	Lifco AB, Class B (SEK)	581,168
41,272	Nordnet AB publ (SEK)	875,885
129,995	Securitas AB, Class B (SEK)	1,608,510
15,823	Skanska AB, Class B (SEK)	332,797
322,239	SSAB AB, Class B (SEK)	1,278,896
97,364	Sweco AB, Class B (SEK)	1,449,392
20,497	Swedish Orphan Biovitrum AB (SEK) (e)	588,018
131,046	Telefonaktiebolaget LM Ericsson, Class B (SEK)	1,064,586
204,098	Telia Co., AB (SEK)	565,778
12,495	Volvo AB, Class B (SEK)	303,344
		15,124,355
	Switzerland — 5.1%
25,446	Accelleron Industries AG (CHF)	1,309,380
6,467	Baloise Holding AG (CHF)	1,169,340
178	Barry Callebaut AG (CHF)	236,144
462	Belimo Holding AG (CHF)	305,183
1,454	Bucher Industries AG (CHF)	522,290
9,583	DSM-Firmenich AG (EUR)	970,023
3,820	Helvetia Holding AG (CHF)	628,845
490	Siegfried Holding AG (CHF)	532,356
8,060	Sulzer AG (CHF)	1,163,418
3,077	Swatch Group (The) AG (CHF)	559,424
505	Swisscom AG (CHF)	280,726
1,832	Swissquote Group Holding S.A. (CHF)	702,480
6,179	VZ Holding AG (CHF)	980,415
		9,360,024
	United Kingdom — 16.7%
37,288	3i Group PLC (GBP)	1,663,697
21,304	Associated British Foods PLC (GBP)	544,875
28,402	Auto Trader Group PLC (GBP) (c) (d)	281,961
50,967	Aviva PLC (GBP)	299,119
Shares	Description	Value

	United Kingdom (Continued)
219,529	Barclays PLC (GBP)	$736,948
161,942	Beazley PLC (GBP)	1,655,324
7,915	Bellway PLC (GBP)	246,926
5,222	Berkeley Group Holdings PLC (GBP)	254,958
188,774	BP PLC (GBP)	928,757
333,301	BT Group PLC (GBP) (f)	601,059
845,182	Centrica PLC (GBP)	1,413,592
94,799	easyJet PLC (GBP)	664,598
114,619	Evraz PLC (GBP) (e) (h) (i) (j)	0
118,285	Frasers Group PLC (GBP) (e)	901,809
40,307	Fresnillo PLC (GBP)	313,609
107,105	IG Group Holdings PLC (GBP)	1,328,103
34,028	Imperial Brands PLC (GBP)	1,087,563
250,314	J Sainsbury PLC (GBP)	857,371
319,995	JD Sports Fashion PLC (GBP)	384,175
382,727	Kingfisher PLC (GBP)	1,191,605
419,177	Lloyds Banking Group PLC (GBP)	287,466
330,752	Marks & Spencer Group PLC (GBP)	1,554,819
17,345	Mondi PLC (GBP)	258,832
358,354	NatWest Group PLC (GBP)	1,803,905
24,319	Pearson PLC (GBP)	390,302
29,994	Persimmon PLC (GBP)	449,841
132,159	Phoenix Group Holdings PLC (GBP)	843,790
18,605	Rio Tinto PLC (GBP)	1,100,056
187,008	Rolls-Royce Holdings PLC (GBP) (e)	1,331,173
40,656	Shell PLC (GBP)	1,260,209
167,899	St. James’s Place PLC (GBP)	1,824,464
124,326	Standard Chartered PLC (GBP)	1,538,686
343,569	Tesco PLC (GBP)	1,584,102
56,618	Vistry Group PLC (GBP) (e)	405,432
985,379	Vodafone Group PLC (GBP)	842,542
		30,831,668
	Total Common Stocks	183,613,948
	(Cost $178,443,827)

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
December 31, 2024
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.5%
$852,203	Bank of America Corp., 4.45% (k), dated 12/31/24, due 01/02/25, with a maturity value of $852,414. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 3.63%, due 05/31/28 to 05/15/54. The value of the collateral including accrued interest is $869,247. (l)	$852,203
	(Cost $852,203)

	Total Investments — 99.7%	184,466,151
	(Cost $179,296,030)
	Net Other Assets and Liabilities — 0.3%	543,386
	Net Assets — 100.0%	$185,009,537

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $812,261 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $852,203.

(g)	Non-income producing security which makes payment-in- kind distributions.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(j)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(k)	Rate shown reflects yield as of December 31, 2024.
(l)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SDR	– Swedish Depositary Receipt
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	58.4%
GBP	19.2
SEK	8.8
NOK	5.5
CHF	4.5
DKK	2.5
USD	1.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United Kingdom	$ 30,831,668	$ 30,831,668	$ —	$ —**
Other Country Categories*	152,782,280	152,782,280	—	—
Repurchase Agreements	852,203	—	852,203	—
Total Investments	$184,466,151	$183,613,948	$852,203	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
December 31, 2024

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$812,261
Non-cash Collateral(2)	(812,261)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$852,203
Non-cash Collateral(4)	(852,203)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.6%
	Bermuda — 2.4%
1,679	Credicorp Ltd.	$307,794
	Brazil — 52.3%
42,175	Ambev S.A. (BRL)	80,147
37,528	Banco Bradesco S.A. (Preference Shares) (BRL)	70,222
16,581	Banco BTG Pactual S.A. (BRL)	73,003
60,889	Banco do Brasil S.A. (BRL)	238,220
19,431	Banco Santander Brasil S.A. (BRL)	74,920
15,540	BB Seguridade Participacoes S.A. (BRL)	91,009
46,652	BRF S.A. (BRL)	191,506
24,410	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	349,682
193,563	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	348,096
108,274	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	160,364
126,526	Cosan S.A. (BRL)	167,122
57,500	Embraer S.A. (BRL) (c)	522,985
12,995	Engie Brasil Energia S.A. (BRL)	74,674
33,948	Equatorial Energia S.A. (BRL)	150,566
144,412	Gerdau S.A. (Preference Shares) (BRL)	424,037
45,831	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	227,974
209,300	Itausa S.A. (Preference Shares) (BRL)	299,152
69,764	JBS S.A. (BRL)	409,921
13,455	Localiza Rent a Car S.A. (BRL)	70,130
76,598	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	448,713
50,926	PRIO S.A. (BRL) (c)	330,969
355,907	Raizen S.A. (Preference Shares) (BRL)	124,438
89,178	Rede D’Or Sao Luiz S.A. (BRL) (d) (e)	366,941
39,531	Telefonica Brasil S.A. (BRL)	299,273
88,359	TIM S.A. (BRL)	207,101
43,431	Vale S.A. (BRL)	383,493
117,875	Vibra Energia S.A. (BRL)	340,392
30,428	WEG S.A. (BRL)	259,910
		6,784,960
	Cayman Islands — 1.8%
22,264	NU Holdings Ltd., Class A (c)	230,655
	Chile — 9.9%
3,250	Banco de Credito e Inversiones S.A. (CLP)	90,194
100,228	Cencosud S.A. (CLP)	221,715
Shares	Description	Value

	Chile (Continued)
45,327	Empresas Copec S.A. (CLP)	$277,060
136,571	Falabella S.A. (CLP) (c)	482,690
15,722,834	Latam Airlines Group S.A. (CLP)	217,063
		1,288,722
	Colombia — 2.4%
38,230	Bancolombia S.A. (Preference Shares) (COP)	305,282
	Mexico — 29.8%
329,298	Cemex S.A.B. de C.V., Series CPO (MXN)	184,461
56,961	Coca-Cola Femsa S.A.B. de C.V. (MXN)	442,526
67,459	El Puerto de Liverpool S.A.B. de C.V., Series C1 (MXN)	320,746
346,539	Fibra Uno Administracion S.A. de C.V. (MXN)	344,362
20,514	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	174,828
21,723	Gruma S.A.B. de C.V., Class B (MXN)	339,529
11,615	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	204,180
3,563	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (MXN)	91,366
67,632	Grupo Comercial Chedraui S.A. de C.V. (MXN)	406,421
14,234	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	91,455
89,043	Grupo Financiero Inbursa S.A.B. de C.V., Class O (MXN) (c)	185,295
54,268	Grupo Mexico S.A.B. de C.V., Series B (MXN)	257,481
30,392	Industrias Penoles S.A.B. de C.V. (MXN) (c)	388,008
154,143	Prologis Property Mexico S.A. de C.V. (MXN)	428,105
		3,858,763
	Total Common Stocks	12,776,176
	(Cost $13,630,276)
See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
42,270	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (f)	$42,270
	(Cost $42,270)

	Total Investments — 98.9%	12,818,446
	(Cost $13,672,546)
	Net Other Assets and Liabilities — 1.1%	145,951
	Net Assets — 100.0%	$12,964,397

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
MXN	– Mexican Peso
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
BRL	52.9%
MXN	30.1
CLP	10.1
USD	4.5
COP	2.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,776,176	$ 12,776,176	$ —	$ —
Money Market Funds	42,270	42,270	—	—
Total Investments	$12,818,446	$12,818,446	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS (a) — 98.5%
	Aerospace & Defense — 5.4%
29,458	Embraer S.A. (BRL) (b)	$267,932
	Banks — 14.1%
34,407	Banco Bradesco S.A. (Preference Shares) (BRL)	64,382
23,922	Banco do Brasil S.A. (BRL)	93,592
31,174	Inter & Co., Inc., Class A	131,554
26,286	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	130,752
91,092	Itausa S.A. (Preference Shares) (BRL)	130,198
14,874	NU Holdings Ltd., Class A (b)	154,095
		704,573
	Beverages — 0.7%
18,666	Ambev S.A. (BRL)	35,472
	Commercial Services & Supplies — 0.6%
12,354	GPS Participacoes e Empreendimentos S.A. (BRL) (c)	27,956
	Consumer Staples Distribution & Retail — 0.6%
8,294	Raia Drogasil S.A. (BRL)	29,536
	Containers & Packaging — 0.8%
9,934	Klabin S.A. (BRL)	37,306
	Diversified Telecommunication Services — 2.8%
18,790	Telefonica Brasil S.A. (BRL)	142,251
	Electric Utilities — 11.2%
107,675	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	193,639
45,802	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	67,837
14,006	Energisa S.A. (BRL)	82,705
20,947	Equatorial Energia S.A. (BRL)	92,904
32,442	Isa Energia Brasil S.A. (Preference Shares) (BRL)	120,833
		557,918
	Electrical Equipment — 2.6%
15,144	WEG S.A. (BRL)	129,357
	Financial Services — 0.9%
3,280	Pagseguro Digital Ltd., Class A (b)	20,533
3,198	StoneCo Ltd., Class A (b)	25,488
		46,021
	Food Products — 14.6%
37,579	BRF S.A. (BRL)	154,261
33,000	JBS S.A. (BRL)	193,902
Shares	Description	Value

	Food Products (Continued)
21,785	M. Dias Branco S.A. (BRL)	$70,703
86,157	Marfrig Global Foods S.A. (BRL)	237,502
19,522	Sao Martinho S.A. (BRL)	73,502
		729,870
	Health Care Providers & Services — 0.8%
111,217	Hapvida Participacoes e Investimentos S.A. (BRL) (b) (c) (d)	40,146
	Hotels, Restaurants & Leisure — 0.5%
9,860	Smartfit Escola de Ginastica e Danca S.A. (BRL)	27,069
	Independent Power and Renewable Electricity Producers — 3.3%
34,519	Auren Energia S.A. (BRL)	49,003
50,311	Eneva S.A. (BRL) (b)	85,754
4,809	Engie Brasil Energia S.A. (BRL)	27,634
		162,391
	Insurance — 3.3%
27,526	Porto Seguro S.A. (BRL)	162,852
	Metals & Mining — 11.9%
32,995	Cia Siderurgica Nacional S.A. (BRL)	47,320
57,938	Gerdau S.A. (Preference Shares) (BRL)	170,123
99,991	Metalurgica Gerdau S.A. (Preference Shares) (BRL)	165,900
107,702	Usinas Siderurgicas de Minas Gerais S.A.Usiminas, Class A (Preference Shares) (BRL)	92,747
13,692	Vale S.A. (BRL)	120,899
		596,989
	Oil, Gas & Consumable Fuels — 7.0%
31,460	Cosan S.A. (BRL)	41,554
27,987	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	163,948
14,601	PRIO S.A. (BRL) (b)	94,892
19,720	Ultrapar Participacoes S.A. (BRL)	50,690
		351,084
	Paper & Forest Products — 2.2%
11,208	Suzano S.A. (BRL)	112,083
	Pharmaceuticals — 0.4%
7,421	Hypera S.A. (BRL)	21,730
See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Real Estate Management & Development — 0.6%
10,084	Allos S.A. (BRL)	$29,561
	Software — 1.2%
13,998	TOTVS S.A. (BRL)	60,611
	Specialty Retail — 6.9%
75,125	Lojas Renner S.A. (BRL)	147,385
144,394	Raizen S.A. (Preference Shares) (BRL)	50,485
50,952	Vibra Energia S.A. (BRL)	147,136
		345,006
	Transportation Infrastructure — 2.0%
46,809	Santos Brasil Participacoes S.A. (BRL)	99,485
	Water Utilities — 1.6%
5,682	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	81,397
	Wireless Telecommunication Services — 2.5%
53,648	TIM S.A. (BRL)	125,743
	Total Common Stocks	4,924,339
	(Cost $5,273,190)
RIGHTS (a) — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
185	Smartfit Escola de Ginastica e Danca S.A., expiring 2/18/2025 (BRL) (b) (e) (f)	26
	(Cost $0)
MONEY MARKET FUNDS — 0.4%
18,855	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (g)	18,855
	(Cost $18,855)

	Total Investments — 98.9%	4,943,220
	(Cost $5,292,045)
	Net Other Assets and Liabilities — 1.1%	55,113
	Net Assets — 100.0%	$4,998,333

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2024, securities
noted as such are valued at $26 or 0.0% of net assets.

(g)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
BRL	92.9%
USD	7.1
Total	100.0%

Country Allocation†	% of Net Assets
Brazil	91.9%
Cayman Islands	6.6
United States	0.4
Total Investments	98.9
Net Other Assets and Liabilities	1.1
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
December 31, 2024

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,924,339	$ 4,924,339	$ —	$ —
Rights	26	—	26	—
Money Market Funds	18,855	18,855	—	—
Total Investments	$4,943,220	$4,943,194	$26	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS (a) — 99.3%
	Automobiles — 5.4%
1,016,326	Great Wall Motor Co., Ltd., Class H (HKD) (b)	$1,787,516
1,777,636	Guangzhou Automobile Group Co., Ltd., Class H (HKD) (b)	780,483
		2,567,999
	Banks — 9.1%
634,876	Bank of China Ltd., Class H (HKD)	324,523
400,486	Bank of Communications Co., Ltd., Class H (HKD)	329,499
1,464,290	China CITIC Bank Corp., Ltd., Class H (HKD)	1,012,436
850,468	China Construction Bank Corp., Class H (HKD)	709,577
2,012,350	China Everbright Bank Co., Ltd., Class H (HKD)	782,486
1,813,164	China Minsheng Banking Corp., Ltd., Class H (HKD)	803,085
637,698	Chongqing Rural Commercial Bank Co., Ltd., Class H (HKD)	381,799
		4,343,405
	Building Products — 3.0%
1,429,836	Xinyi Glass Holdings Ltd. (HKD)	1,452,545
	Chemicals — 0.9%
160,362	Ganfeng Lithium Group Co., Ltd., Class H (HKD) (b) (c) (d)	415,015
	Communications Equipment — 3.6%
314,810	BYD Electronic International Co., Ltd. (HKD)	1,704,436
	Construction & Engineering — 6.1%
2,840,872	China Railway Group Ltd., Class H (HKD)	1,448,482
923,272	China State Construction International Holdings Ltd. (HKD)	1,457,426
		2,905,908
	Diversified Telecommunication Services — 2.9%
9,691,969	China Tower Corp., Ltd., Class H (HKD) (c) (d)	1,397,643
	Electrical Equipment — 2.0%
786,454	Dongfang Electric Corp., Ltd., Class H (HKD)	982,226
	Food Products — 1.0%
680,374	China Feihe Ltd. (HKD) (c) (d)	477,431
Shares	Description	Value

	Gas Utilities — 5.4%
468,124	Beijing Enterprises Holdings Ltd. (HKD)	$1,609,305
902,258	Kunlun Energy Co., Ltd. (HKD)	975,835
		2,585,140
	Health Care Providers & Services — 1.3%
235,192	Sinopharm Group Co., Ltd., Class H (HKD)	645,013
	Hotels, Restaurants & Leisure — 0.9%
6,580	Trip.com Group Ltd. (HKD) (e)	457,494
	Household Durables — 0.6%
94,000	Hisense Home Appliances Group Co., Ltd., Class H (HKD)	297,129
	Independent Power and Renewable Electricity Producers — 10.1%
1,420,436	CGN Power Co., Ltd., Class H (HKD) (c) (d)	521,234
1,838,784	China Power International Development Ltd. (HKD)	750,510
307,380	China Resources Power Holdings Co., Ltd. (HKD)	747,212
5,861,376	Datang International Power Generation Co., Ltd., Class H (HKD) (b)	1,086,747
1,553,496	Huadian Power International Corp., Ltd., Class H (HKD)	800,085
1,694,398	Huaneng Power International, Inc., Class H (HKD)	933,739
		4,839,527
	Interactive Media & Services — 0.6%
28,670	Baidu, Inc., Class A (HKD) (e)	305,281
	Machinery — 3.7%
601,510	Sinotruk Hong Kong Ltd. (HKD)	1,765,810
	Marine Transportation — 3.0%
96,536	Orient Overseas International Ltd. (HKD)	1,430,642
	Metals & Mining — 9.5%
1,034,518	China Hongqiao Group Ltd. (HKD)	1,566,432
1,369,254	CMOC Group Ltd., Class H (HKD)	925,571
784,524	Jiangxi Copper Co., Ltd., Class H (HKD)	1,258,608
2,464,872	MMG Ltd. (HKD) (e)	812,458
		4,563,069
See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels — 10.8%
1,072,872	China Coal Energy Co., Ltd., Class H (HKD)	$1,283,305
968,626	China Petroleum & Chemical Corp., Class H (HKD)	554,986
67,212	China Shenhua Energy Co., Ltd., Class H (HKD)	290,772
872,419	Inner Mongolia Yitai Coal Co., Ltd., Class B	1,799,800
1,242,262	PetroChina Co., Ltd., Class H (HKD)	977,284
219,303	Yankuang Energy Group Co., Ltd., Class H (HKD)	252,717
		5,158,864
	Pharmaceuticals — 1.3%
844,446	China Resources Pharmaceutical Group Ltd. (HKD) (c) (d)	619,745
	Real Estate Management & Development — 5.4%
721,729	China Overseas Land & Investment Ltd. (HKD)	1,152,291
183,300	China Resources Land Ltd. (HKD)	532,200
685,966	Longfor Group Holdings Ltd. (HKD) (c) (d)	883,220
		2,567,711
	Semiconductors & Semiconductor Equipment — 3.4%
6,328,742	GCL Technology Holdings Ltd. (HKD) (e)	880,050
1,871,636	Xinyi Solar Holdings Ltd. (HKD)	756,689
		1,636,739
	Specialty Retail — 6.2%
255,872	Pop Mart International Group Ltd. (HKD) (c) (d)	2,953,516
	Textiles, Apparel & Luxury Goods — 1.0%
1,006,836	Bosideng International Holdings Ltd. (HKD)	502,987
	Trading Companies & Distributors — 2.1%
131,274	BOC Aviation Ltd. (HKD) (c) (d)	1,020,052
	Total Common Stocks	47,595,327
	(Cost $47,539,336)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
98,630	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (f)	$98,630
	(Cost $98,630)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 4.5%
$1,000,000	Daiwa Capital Markets America, Inc., 4.46% (f), dated 12/31/24, due 01/02/25, with a maturity value of $1,000,248. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.13%, due 03/13/25 to 11/15/54. The value of the collateral including accrued interest is $1,020,000. (g)	1,000,000
1,000,000	Mizuho Financial Group, Inc., 4.45% (f), dated 12/31/24, due 01/02/25, with a maturity value of $1,000,247. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 5.00%, due 10/31/25 to 06/30/30. The value of the collateral including accrued interest is $1,020,000. (g)	1,000,000
143,085	RBC Dominion Securities, Inc., 4.50% (f), dated 12/31/24, due 01/02/25, with a maturity value of $143,121. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 11/30/25 to 11/15/54. The value of the collateral including accrued interest is $145,947. (g)	143,085
	Total Repurchase Agreements	2,143,085
	(Cost $2,143,085)

	Total Investments — 104.0%	49,837,042
	(Cost $49,781,051)
	Net Other Assets and Liabilities — (4.0)%	(1,929,051)
	Net Assets — 100.0%	$47,907,991

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
December 31, 2024
(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $2,026,387 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,143,085.

(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)	Rate shown reflects yield as of December 31, 2024.
(g)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
HKD	– Hong Kong Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
HKD	91.9%
USD	8.1
Total	100.0%

Country Allocation†	% of Net Assets
China	47.6%
Cayman Islands	25.5
Hong Kong	19.1
Bermuda	5.0
United States	4.7
Singapore	2.1
Total Investments	104.0
Net Other Assets and Liabilities	(4.0)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 47,595,327	$ 47,595,327	$ —	$ —
Money Market Funds	98,630	98,630	—	—
Repurchase Agreements	2,143,085	—	2,143,085	—
Total Investments	$49,837,042	$47,693,957	$2,143,085	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$2,026,387
Non-cash Collateral(2)	(2,026,387)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
December 31, 2024
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$2,143,085
Non-cash Collateral(4)	(2,143,085)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Air Freight & Logistics — 0.6%
81,300	NIPPON EXPRESS HOLDINGS, Inc. (JPY) (b)	$1,236,461
	Automobile Components — 4.0%
172,400	Aisin Corp. (JPY)	1,947,574
47,700	Bridgestone Corp. (JPY) (b)	1,618,850
45,300	Koito Manufacturing Co., Ltd. (JPY)	578,108
43,000	Niterra Co., Ltd. (JPY)	1,388,287
120,400	Sumitomo Electric Industries Ltd. (JPY)	2,183,491
		7,716,310
	Automobiles — 10.4%
292,000	Honda Motor Co., Ltd. (JPY)	2,848,645
188,500	Isuzu Motors Ltd. (JPY)	2,585,892
322,700	Mazda Motor Corp. (JPY)	2,222,158
1,133,100	Mitsubishi Motors Corp. (JPY)	3,835,451
736,000	Nissan Motor Co., Ltd. (JPY) (b)	2,245,257
147,300	Subaru Corp. (JPY)	2,640,906
162,800	Suzuki Motor Corp. (JPY)	1,852,058
202,400	Yamaha Motor Co., Ltd. (JPY) (b)	1,806,672
		20,037,039
	Banks — 10.1%
140,300	Chiba Bank (The) Ltd. (JPY)	1,090,068
424,600	Concordia Financial Group Ltd. (JPY)	2,350,688
46,700	Fukuoka Financial Group, Inc. (JPY)	1,170,876
160,300	Mebuki Financial Group, Inc. (JPY)	654,363
232,400	Mitsubishi UFJ Financial Group, Inc. (JPY)	2,726,559
149,600	Mizuho Financial Group, Inc. (JPY)	3,682,359
94,400	Resona Holdings, Inc. (JPY)	686,649
130,100	Shizuoka Financial Group, Inc. (JPY)	1,062,083
140,500	Sumitomo Mitsui Financial Group, Inc. (JPY)	3,361,035
109,600	Sumitomo Mitsui Trust Group, Inc. (JPY)	2,571,694
		19,356,374
	Broadline Retail — 2.4%
166,300	Isetan Mitsukoshi Holdings Ltd. (JPY)	2,909,153
75,100	Ryohin Keikaku Co., Ltd. (JPY)	1,717,308
		4,626,461
Shares	Description	Value

	Building Products — 1.3%
19,300	AGC, Inc. (JPY) (b)	$567,305
68,300	Sanwa Holdings Corp. (JPY)	1,910,811
		2,478,116
	Capital Markets — 2.8%
245,600	Daiwa Securities Group, Inc. (JPY)	1,635,824
435,700	Nomura Holdings, Inc. (JPY)	2,578,839
49,400	SBI Holdings, Inc. (JPY)	1,250,188
		5,464,851
	Chemicals — 4.5%
217,200	Kuraray Co., Ltd. (JPY) (b)	3,148,016
224,900	Mitsubishi Chemical Group Corp. (JPY)	1,143,046
98,200	Mitsubishi Gas Chemical Co., Inc. (JPY)	1,765,909
191,500	Tosoh Corp. (JPY)	2,577,147
		8,634,118
	Commercial Services & Supplies — 1.1%
111,400	Dai Nippon Printing Co., Ltd. (JPY)	1,571,402
22,700	TOPPAN Holdings, Inc. (JPY)	607,228
		2,178,630
	Construction & Engineering — 3.5%
125,600	Kinden Corp. (JPY)	2,423,475
262,700	Obayashi Corp. (JPY)	3,494,430
16,900	Taisei Corp. (JPY)	713,077
		6,630,982
	Diversified Telecommunication Services — 0.7%
1,323,300	Nippon Telegraph & Telephone Corp. (JPY)	1,328,809
	Electric Utilities — 5.1%
264,200	Chubu Electric Power Co., Inc. (JPY)	2,779,771
148,700	Kansai Electric Power (The) Co., Inc. (JPY)	1,657,157
242,500	Kyushu Electric Power Co., Inc. (JPY)	2,177,715
276,800	Tohoku Electric Power Co., Inc. (JPY)	2,086,401
347,900	Tokyo Electric Power Co. Holdings, Inc. (JPY) (c)	1,050,256
		9,751,300
	Electrical Equipment — 2.1%
94,900	Fujikura Ltd. (JPY)	3,949,317
See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Electronic Equipment, Instruments & Components — 1.2%
50,900	TDK Corp. (JPY)	$670,439
77,500	Yokogawa Electric Corp. (JPY)	1,673,679
		2,344,118
	Entertainment — 0.8%
17,300	Konami Group Corp. (JPY)	1,627,252
	Financial Services — 1.0%
94,600	Mitsubishi HC Capital, Inc. (JPY)	626,478
133,100	Tokyo Century Corp. (JPY)	1,355,997
		1,982,475
	Gas Utilities — 2.7%
85,000	Osaka Gas Co., Ltd. (JPY)	1,869,141
116,300	Tokyo Gas Co., Ltd. (JPY)	3,230,042
		5,099,183
	Ground Transportation — 1.1%
86,800	Central Japan Railway Co. (JPY)	1,635,654
58,200	Keisei Electric Railway Co., Ltd. (JPY)	524,686
		2,160,340
	Household Durables — 2.8%
381,300	Panasonic Holdings Corp. (JPY)	3,981,543
39,300	Sumitomo Forestry Co., Ltd. (JPY) (b)	1,322,280
		5,303,823
	Industrial Conglomerates — 1.9%
55,800	Hitachi Ltd. (JPY)	1,396,197
135,400	Sekisui Chemical Co., Ltd. (JPY)	2,336,337
		3,732,534
	Insurance — 8.7%
116,800	Dai-ichi Life Holdings, Inc. (JPY)	3,143,716
251,900	Japan Post Holdings Co., Ltd. (JPY)	2,386,202
141,400	MS&AD Insurance Group Holdings, Inc. (JPY)	3,099,486
117,000	Sompo Holdings, Inc. (JPY)	3,062,843
107,300	T&D Holdings, Inc. (JPY)	1,981,379
83,600	Tokio Marine Holdings, Inc. (JPY)	3,043,381
		16,717,007
	IT Services — 1.4%
30,300	NEC Corp. (JPY)	2,642,067
Shares	Description	Value

	Machinery — 7.4%
69,900	Hitachi Construction Machinery Co., Ltd. (JPY)	$1,562,416
41,800	IHI Corp. (JPY)	2,473,544
82,200	Kawasaki Heavy Industries Ltd. (JPY)	3,803,210
21,500	Komatsu Ltd. (JPY)	594,395
44,600	Kubota Corp. (JPY)	521,271
291,500	Mitsubishi Heavy Industries Ltd. (JPY)	4,118,367
97,500	NGK Insulators Ltd. (JPY)	1,247,370
		14,320,573
	Marine Transportation — 4.1%
42,900	Kawasaki Kisen Kaisha Ltd. (JPY)	614,688
104,200	Mitsui OSK Lines Ltd. (JPY)	3,647,612
107,300	Nippon Yusen KK (JPY)	3,595,875
		7,858,175
	Metals & Mining — 3.6%
173,500	JFE Holdings, Inc. (JPY)	1,962,206
201,200	Kobe Steel Ltd. (JPY)	2,019,097
147,700	Nippon Steel Corp. (JPY)	2,986,948
		6,968,251
	Oil, Gas & Consumable Fuels — 4.6%
37,200	Cosmo Energy Holdings Co., Ltd. (JPY)	1,638,176
364,500	ENEOS Holdings, Inc. (JPY)	1,914,178
385,700	Idemitsu Kosan Co., Ltd. (JPY)	2,538,323
212,200	Inpex Corp. (JPY) (b)	2,657,473
		8,748,150
	Paper & Forest Products — 1.0%
474,700	Oji Holdings Corp. (JPY)	1,822,532
	Passenger Airlines — 0.6%
33,800	ANA Holdings, Inc. (JPY)	615,551
39,600	Japan Airlines Co., Ltd. (JPY)	627,303
		1,242,854
	Pharmaceuticals — 2.4%
18,200	Daiichi Sankyo Co., Ltd. (JPY)	503,393
182,900	Ono Pharmaceutical Co., Ltd. (JPY)	1,899,965
14,800	Otsuka Holdings Co., Ltd. (JPY)	808,923
96,000	Shionogi & Co., Ltd. (JPY)	1,353,866
		4,566,147
	Real Estate Management & Development — 0.8%
49,300	Daiwa House Industry Co., Ltd. (JPY)	1,522,129
See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Semiconductors & Semiconductor Equipment — 0.9%
1,600	Disco Corp. (JPY)	$434,510
140,100	Rohm Co., Ltd. (JPY)	1,322,689
		1,757,199
	Technology Hardware, Storage & Peripherals — 0.4%
73,000	Ricoh Co., Ltd. (JPY)	840,443
	Textiles, Apparel & Luxury Goods — 2.1%
204,100	Asics Corp. (JPY)	4,034,135
	Trading Companies & Distributors — 1.5%
25,600	ITOCHU Corp. (JPY)	1,274,265
51,400	Sojitz Corp. (JPY)	1,059,066
32,100	Toyota Tsusho Corp. (JPY)	576,941
		2,910,272
	Wireless Telecommunication Services — 0.3%
9,700	SoftBank Group Corp. (JPY)	566,237
	Total Common Stocks	192,154,664
	(Cost $180,438,025)
MONEY MARKET FUNDS — 0.0%
96,057	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (d)	96,057
	(Cost $96,057)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 6.5%
$4,351,434	Daiwa Capital Markets America, Inc., 4.46% (d), dated 12/31/24, due 01/02/25, with a maturity value of $4,352,512. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.13%, due 03/13/25 to 11/15/54. The value of the collateral including accrued interest is $4,438,463. (e)	4,351,434
Principal Value	Description	Value

$4,351,434	Mizuho Financial Group, Inc., 4.45% (d), dated 12/31/24, due 01/02/25, with a maturity value of $4,352,510. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 5.00%, due 10/31/25 to 06/30/30. The value of the collateral including accrued interest is $4,438,464. (e)	$4,351,434
3,729,803	RBC Dominion Securities, Inc., 4.50% (d), dated 12/31/24, due 01/02/25, with a maturity value of $3,730,735. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 11/30/25 to 11/15/54. The value of the collateral including accrued interest is $3,804,399. (e)	3,729,803
	Total Repurchase Agreements	12,432,671
	(Cost $12,432,671)

	Total Investments — 106.4%	204,683,392
	(Cost $192,966,753)
	Net Other Assets and Liabilities — (6.4)%	(12,299,531)
	Net Assets — 100.0%	$192,383,861

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $10,992,062 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $12,432,671.

(c)	Non-income producing security.
(d)	Rate shown reflects yield as of December 31, 2024.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
JPY	– Japanese Yen
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
JPY	93.9%
USD	6.1
Total	100.0%

See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
December 31, 2024
Country Allocation†	% of Net Assets
Japan	99.9%
United States	6.5
Total Investments	106.4
Net Other Assets and Liabilities	(6.4)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 192,154,664	$ 192,154,664	$ —	$ —
Money Market Funds	96,057	96,057	—	—
Repurchase Agreements	12,432,671	—	12,432,671	—
Total Investments	$204,683,392	$192,250,721	$12,432,671	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$10,992,062
Non-cash Collateral(2)	(10,992,062)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$12,432,671
Non-cash Collateral(4)	(12,432,671)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Australia — 6.5%
56,024	AGL Energy Ltd. (AUD)	$391,493
22,620	Aristocrat Leisure Ltd. (AUD)	957,084
89,563	BlueScope Steel Ltd. (AUD)	1,036,080
34,827	Brambles Ltd. (AUD)	414,741
571,348	Evolution Mining Ltd. (AUD)	1,700,988
96,147	Fortescue Ltd. (AUD)	1,086,060
180,100	Insurance Australia Group Ltd. (AUD)	943,060
33,163	JB Hi-Fi Ltd. (AUD)	1,902,371
5,705	Macquarie Group Ltd. (AUD)	782,670
83,002	Northern Star Resources Ltd. (AUD)	793,216
14,872	Pro Medicus Ltd. (AUD)	2,302,360
446,606	Qantas Airways Ltd. (AUD) (c)	2,479,547
5,133	Rio Tinto Ltd. (AUD)	373,179
283,233	Santos Ltd. (AUD)	1,171,051
83,331	Technology One Ltd. (AUD)	1,614,898
95,913	Telix Pharmaceuticals Ltd. (AUD) (c)	1,460,981
83,578	Westpac Banking Corp. (AUD)	1,671,932
19,323	WiseTech Global Ltd. (AUD)	1,447,874
52,601	Woodside Energy Group Ltd. (AUD)	800,911
540,591	Yancoal Australia Ltd. (AUD) (d)	2,174,891
		25,505,387
	Austria — 2.0%
29,617	BAWAG Group AG (EUR) (e) (f)	2,489,584
41,826	Erste Group Bank AG (EUR)	2,584,799
32,219	OMV AG (EUR)	1,246,188
69,202	Raiffeisen Bank International AG (EUR)	1,415,738
		7,736,309
	Belgium — 1.8%
8,641	Ackermans & van Haaren N.V. (EUR)	1,705,125
8,598	Ageas S.A./N.V. (EUR)	417,703
49,257	Colruyt Group N.V. (EUR)	1,849,070
29,449	Groupe Bruxelles Lambert N.V. (EUR)	2,014,840
3,250	Sofina S.A. (EUR)	735,247
2,542	UCB S.A. (EUR)	506,088
		7,228,073
	Bermuda — 0.5%
17,267	Brookfield Wealth Solutions Ltd. (CAD)	993,172
59,823	Hiscox Ltd. (GBP)	811,081
		1,804,253
Shares	Description	Value

	Canada — 14.4%
22,804	Agnico Eagle Mines Ltd. (CAD)	$1,784,088
69,145	Alamos Gold, Inc., Class A (CAD)	1,275,679
108,689	ARC Resources Ltd. (CAD)	1,971,215
23,090	Barrick Gold Corp. (CAD)	358,048
30,178	Bombardier, Inc., Class B (CAD) (c)	2,052,175
9,715	Brookfield Asset Management Ltd., Class A (CAD)	526,892
43,238	Brookfield Corp. (CAD)	2,485,181
31,730	Brookfield Infrastructure Corp., Class A (CAD)	1,273,217
37,437	Canadian Imperial Bank of Commerce (CAD)	2,368,184
13,830	Canadian Natural Resources Ltd. (CAD)	426,989
25,265	Capital Power Corp. (CAD) (d)	1,119,960
15,068	CCL Industries, Inc., Class B (CAD)	775,177
8,984	Celestica, Inc. (CAD) (c)	829,119
109,842	Cenovus Energy, Inc. (CAD)	1,665,072
3,026	Colliers International Group, Inc. (CAD)	411,508
141	Constellation Software, Inc. (CAD)	436,003
56,976	Definity Financial Corp. (CAD)	2,316,774
64,793	Element Fleet Management Corp. (CAD)	1,309,878
45,087	Empire Co., Ltd., Class A (CAD)	1,376,652
1,818	Fairfax Financial Holdings Ltd. (CAD)	2,529,479
13,681	George Weston Ltd. (CAD)	2,127,553
29,273	Gildan Activewear, Inc. (CAD)	1,377,661
11,081	iA Financial Corp., Inc. (CAD)	1,027,736
13,057	Imperial Oil Ltd. (CAD)	804,703
4,784	Intact Financial Corp. (CAD)	871,068
14,729	Keyera Corp. (CAD)	450,441
147,078	Kinross Gold Corp. (CAD)	1,365,955
13,798	Loblaw Cos., Ltd. (CAD)	1,815,832
21,236	Lundin Gold, Inc. (CAD)	452,952
22,392	Magna International, Inc. (CAD)	935,901
31,081	Manulife Financial Corp. (CAD)	954,842
97,781	MEG Energy Corp. (CAD)	1,605,365
14,533	Metro, Inc. (CAD)	911,440
19,451	National Bank of Canada (CAD)	1,773,181
32,785	Onex Corp. (CAD)	2,560,854
13,798	Open Text Corp. (CAD)	390,485
43,991	Pan American Silver Corp. (CAD)	889,950
52,774	Quebecor, Inc., Class B (CAD)	1,156,479
14,719	Royal Bank of Canada (CAD)	1,774,738
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Canada (Continued)
49,772	Suncor Energy, Inc. (CAD)	$1,776,619
14,654	TMX Group Ltd. (CAD)	451,410
19,934	Tourmaline Oil Corp. (CAD)	922,474
7,520	Wheaton Precious Metals Corp. (CAD)	423,280
307,503	Whitecap Resources, Inc. (CAD)	2,182,010
		56,294,219
	Cayman Islands — 1.3%
1,564,468	Central New Energy Holding Group Ltd. (HKD) (c) (d)	1,605,430
208,781	CK Asset Holdings Ltd. (HKD)	857,527
239,745	CK Hutchison Holdings Ltd. (HKD)	1,281,044
1,739,337	WH Group Ltd. (HKD) (e) (f)	1,345,936
		5,089,937
	Denmark — 0.5%
545	A.P. Moller - Maersk A/S, Class B (DKK)	901,243
17,875	ALK-Abello A/S (DKK) (c)	395,032
9,712	NKT A/S (DKK) (c)	694,080
		1,990,355
	Finland — 0.5%
30,563	Konecranes Oyj (EUR)	1,937,513
	France — 1.8%
13,705	Bouygues S.A. (EUR)	405,164
12,521	Nexans S.A. (EUR)	1,351,462
40,056	Orange S.A. (EUR)	399,485
21,133	Renault S.A. (EUR)	1,029,954
18,434	Societe Generale S.A. (EUR)	518,617
13,289	Teleperformance SE (EUR)	1,144,182
28,169	TotalEnergies SE (EUR)	1,557,277
123,478	Vivendi SE (EUR) (d)	329,099
4,488	Wendel SE (EUR)	432,115
		7,167,355
	Germany — 5.9%
26,015	Bayerische Motoren Werke AG (EUR)	2,128,326
124,655	Commerzbank AG (EUR)	2,030,475
7,086	Continental AG (EUR)	475,781
8,827	CTS Eventim AG & Co. KGaA (EUR)	746,563
24,502	Daimler Truck Holding AG (EUR)	935,268
56,872	Delivery Hero SE (EUR) (c) (e) (f)	1,597,664
79,749	Deutsche Bank AG (EUR)	1,374,598
125,223	Deutsche Lufthansa AG (EUR)	801,103
12,663	Heidelberg Materials AG (EUR)	1,564,856
23,336	KION Group AG (EUR)	770,139
Shares	Description	Value

	Germany (Continued)
35,492	Mercedes-Benz Group AG (EUR)	$1,977,926
50,145	Porsche Automobil Holding SE (Preference Shares) (EUR)	1,888,119
37,820	RWE AG (EUR)	1,129,441
62,290	Siemens Energy AG (EUR) (c)	3,250,676
17,317	Volkswagen AG (Preference Shares) (EUR)	1,597,184
27,818	Zalando SE (EUR) (c) (e) (f)	933,327
		23,201,446
	Greece — 0.5%
400,372	Eurobank Ergasias Services and Holdings S.A. (EUR)	924,838
11,645	Metlen Energy & Metals S.A. (EUR)	404,334
107,680	Piraeus Financial Holdings S.A. (EUR)	429,431
		1,758,603
	Hong Kong — 0.8%
268,984	Swire Pacific Ltd., Class A (HKD)	2,439,909
60,245	Techtronic Industries Co., Ltd. (HKD)	795,081
		3,234,990
	Ireland — 0.2%
1,951	Flutter Entertainment PLC (GBP) (c)	506,075
10,102	Ryanair Holdings PLC, ADR	440,346
		946,421
	Israel — 1.3%
140,803	Bank Leumi Le-Israel BM (ILS)	1,678,947
77,400	Teva Pharmaceutical Industries Ltd. (ILS) (c)	1,724,707
31,153	Tower Semiconductor Ltd. (ILS) (c)	1,618,705
		5,022,359
	Italy — 3.8%
595,923	A2A S.p.A. (EUR)	1,324,081
397,512	Banca Monte dei Paschi di Siena S.p.A. (EUR)	2,802,460
326,322	BPER Banca S.p.A. (EUR)	2,073,420
57,539	Buzzi S.p.A. (EUR)	2,120,633
60,223	Eni S.p.A. (EUR)	816,581
429,428	Intesa Sanpaolo S.p.A. (EUR)	1,718,353
151,186	Pirelli & C S.p.A. (EUR) (e) (f)	857,262
31,397	UniCredit S.p.A. (EUR)	1,252,933
154,445	Unipol Gruppo S.p.A. (EUR)	1,924,583
		14,890,306
	Japan — 29.7%
33,800	Aeon Co., Ltd. (JPY)	793,740
83,400	Aisin Corp. (JPY)	942,156
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
21,500	ANA Holdings, Inc. (JPY)	$391,549
87,700	Asics Corp. (JPY)	1,733,433
47,900	Bridgestone Corp. (JPY) (d)	1,625,638
79,400	Central Japan Railway Co. (JPY)	1,496,209
195,500	Chubu Electric Power Co., Inc. (JPY)	2,056,947
33,700	Cosmo Energy Holdings Co., Ltd. (JPY)	1,484,047
18,400	Credit Saison Co., Ltd. (JPY)	432,446
51,500	Dai Nippon Printing Co., Ltd. (JPY)	726,456
29,200	Daiwa House Industry Co., Ltd. (JPY)	901,545
337,900	ENEOS Holdings, Inc. (JPY)	1,774,488
54,600	Fujikura Ltd. (JPY)	2,272,209
67,100	Fujitsu Ltd. (JPY)	1,193,851
75,800	Hitachi Construction Machinery Co., Ltd. (JPY)	1,694,293
218,200	Honda Motor Co., Ltd. (JPY)	2,128,679
319,900	Idemitsu Kosan Co., Ltd. (JPY)	2,105,287
44,200	IHI Corp. (JPY)	2,615,566
169,600	Inpex Corp. (JPY) (d)	2,123,975
136,300	Isuzu Motors Ltd. (JPY)	1,869,799
26,100	Japan Airlines Co., Ltd. (JPY)	413,450
137,200	JFE Holdings, Inc. (JPY)	1,551,669
110,900	Kansai Electric Power (The) Co., Inc. (JPY)	1,235,903
89,100	Kawasaki Kisen Kaisha Ltd. (JPY)	1,276,659
138,900	Keisei Electric Railway Co., Ltd. (JPY)	1,252,214
21,000	Kinden Corp. (JPY)	405,199
29,100	Kobe Bussan Co., Ltd. (JPY)	636,207
153,600	Kobe Steel Ltd. (JPY)	1,541,418
49,800	Komatsu Ltd. (JPY)	1,376,784
18,100	Konami Group Corp. (JPY)	1,702,501
64,900	Kubota Corp. (JPY) (d)	758,531
62,100	Kuraray Co., Ltd. (JPY) (d)	900,054
84,100	Kyushu Electric Power Co., Inc. (JPY)	755,240
31,900	Kyushu Railway Co. (JPY)	776,491
84,300	Marubeni Corp. (JPY)	1,281,819
307,400	Mazda Motor Corp. (JPY)	2,116,800
143,100	Mitsubishi Chemical Group Corp. (JPY)	727,300
65,200	Mitsubishi HC Capital, Inc. (JPY)	431,780
155,200	Mitsubishi Heavy Industries Ltd. (JPY)	2,192,695
62,100	Mitsui & Co., Ltd. (JPY)	1,306,766
34,600	Mitsui Chemicals, Inc. (JPY)	763,049
Shares	Description	Value

	Japan (Continued)
66,700	Mitsui OSK Lines Ltd. (JPY)	$2,334,892
82,200	MonotaRO Co., Ltd. (JPY)	1,395,903
102,800	Nippon Steel Corp. (JPY)	2,078,932
448,000	Nippon Telegraph & Telephone Corp. (JPY)	449,865
63,100	Nippon Yusen KK (JPY)	2,114,629
653,600	Nissan Motor Co., Ltd. (JPY) (d)	1,993,886
65,800	Niterra Co., Ltd. (JPY)	2,124,402
27,500	Nitto Denko Corp. (JPY)	468,397
70,400	NS Solutions Corp. (JPY)	1,821,912
51,000	NTT Data Group Corp. (JPY)	982,109
172,000	Ono Pharmaceutical Co., Ltd. (JPY)	1,786,736
36,400	Open House Group Co., Ltd. (JPY)	1,232,804
40,800	Osaka Gas Co., Ltd. (JPY)	897,188
32,600	Otsuka Holdings Co., Ltd. (JPY)	1,781,817
211,600	Panasonic Holdings Corp. (JPY)	2,209,532
71,000	Rakuten Group, Inc. (JPY) (c)	387,568
63,300	Renesas Electronics Corp. (JPY)	823,308
127,900	Ricoh Co., Ltd. (JPY)	1,472,502
81,800	Rohm Co., Ltd. (JPY)	772,277
63,800	Sanrio Co., Ltd. (JPY)	2,246,350
87,100	Sanwa Holdings Corp. (JPY)	2,436,774
22,900	Sega Sammy Holdings, Inc. (JPY)	447,681
103,100	Seibu Holdings, Inc. (JPY)	2,102,036
59,000	Sekisui Chemical Co., Ltd. (JPY)	1,018,050
66,100	Sekisui House Ltd. (JPY)	1,588,803
32,100	Shionogi & Co., Ltd. (JPY)	452,699
58,600	Sojitz Corp. (JPY)	1,207,418
132,500	Subaru Corp. (JPY)	2,375,560
41,200	Sumitomo Corp. (JPY)	897,605
114,600	Sumitomo Electric Industries Ltd. (JPY)	2,078,306
46,400	Sumitomo Forestry Co., Ltd. (JPY) (d)	1,561,166
165,300	Suzuki Motor Corp. (JPY)	1,880,498
10,500	Taisei Corp. (JPY)	443,036
239,800	Tohoku Electric Power Co., Inc. (JPY)	1,807,511
40,900	Tokyo Century Corp. (JPY)	416,681
309,900	Tokyo Electric Power Co. Holdings, Inc. (JPY) (c)	935,540
59,100	Tokyo Gas Co., Ltd. (JPY)	1,641,406
36,900	TOTO Ltd. (JPY)	892,335
6,000	Toyota Industries Corp. (JPY)	490,578
77,700	Toyota Motor Corp. (JPY)	1,553,556
76,400	Toyota Tsusho Corp. (JPY)	1,373,156
15,500	Trend Micro, Inc. (JPY)	843,932
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
205,600	Yamaha Motor Co., Ltd. (JPY) (d)	$1,835,236
33,200	Zensho Holdings Co., Ltd. (JPY)	1,891,416
37,800	ZOZO, Inc. (JPY)	1,176,438
		116,487,268
	Luxembourg — 1.0%
50,698	Millicom International Cellular S.A., SDR (SEK) (c)	1,242,723
145,731	Tenaris S.A. (EUR)	2,727,767
		3,970,490
	Netherlands — 1.0%
11,306	Aalberts N.V. (EUR)	402,167
42,011	Koninklijke Philips N.V. (EUR) (g)	1,061,818
9,885	Koninklijke Vopak N.V. (EUR)	435,174
9,199	NN Group N.V. (EUR)	400,876
61,837	STMicroelectronics N.V. (EUR)	1,554,909
		3,854,944
	New Zealand — 0.1%
20,795	Fisher & Paykel Healthcare Corp., Ltd. (NZD)	446,776
	Norway — 2.7%
85,638	Aker BP ASA (NOK)	1,667,862
55,267	Equinor ASA (NOK)	1,288,531
18,770	Kongsberg Gruppen ASA (NOK)	2,110,582
97,392	Orkla ASA (NOK)	841,445
56,874	Schibsted ASA, Class A (NOK)	1,758,670
125,354	Storebrand ASA (NOK)	1,334,655
194,961	Wallenius Wilhelmsen ASA (NOK)	1,601,354
		10,603,099
	Portugal — 0.6%
5,081,185	Banco Comercial Portugues S.A., Class R (EUR)	2,445,879
	Singapore — 0.8%
673,600	Genting Singapore Ltd. (SGD)	377,332
331,100	Seatrium Ltd. (SGD) (c)	501,869
346,700	Singapore Airlines Ltd. (SGD) (d)	1,634,934
176,000	Wilmar International Ltd. (SGD)	399,517
		2,913,652
	South Korea — 8.8%
5,516	Alteogen, Inc. (KRW) (c)	1,159,666
4,071	Amorepacific Corp. (KRW)	289,808
16,063	DB Insurance Co., Ltd. (KRW)	1,121,677
7,860	HD Hyundai Co., Ltd. (KRW)	422,859
5,474	HD Hyundai Electric Co., Ltd. (KRW)	1,420,418
Shares	Description	Value

	South Korea (Continued)
16,016	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (KRW) (c)	$2,480,486
129,794	HMM Co., Ltd. (KRW)	1,557,017
13,821	Hyundai Mobis Co., Ltd. (KRW)	2,220,335
12,322	Hyundai Motor Co. (KRW)	1,774,455
56,088	Hyundai Rotem Co., Ltd. (KRW)	1,893,539
7,433	KB Financial Group, Inc. (KRW)	418,569
30,094	Kia Corp. (KRW)	2,058,531
87,778	Korea Electric Power Corp. (KRW) (c)	1,195,496
874	Korea Zinc Co., Ltd. (KRW)	597,252
106,656	Korean Air Lines Co., Ltd. (KRW)	1,637,351
7,021	Krafton, Inc. (KRW) (c)	1,490,380
59,829	KT Corp. (KRW)	1,782,088
5,765	LG Electronics, Inc. (KRW)	326,989
18,578	Meritz Financial Group, Inc. (KRW)	1,312,442
4,364	Samsung C&T Corp. (KRW)	340,310
29,330	Samsung Electronics Co., Ltd. (KRW)	1,059,916
179,841	Samsung Heavy Industries Co., Ltd. (KRW) (c)	1,380,432
54,169	Shinhan Financial Group Co., Ltd. (KRW)	1,753,322
14,882	SK Square Co., Ltd. (KRW) (c)	801,646
32,269	SK Telecom Co., Ltd. (KRW)	1,209,964
39,298	S-Oil Corp. (KRW)	1,462,847
38,792	Woori Financial Group, Inc. (KRW)	405,008
12,650	Yuhan Corp. (KRW)	1,026,848
		34,599,651
	Spain — 2.9%
9,694	Acciona S.A. (EUR)	1,091,515
1,079,052	Banco de Sabadell S.A. (EUR)	2,097,992
89,551	Banco Santander S.A. (EUR)	414,134
230,415	CaixaBank S.A. (EUR)	1,249,705
834,431	International Consolidated Airlines Group S.A. (GBP)	3,153,704
516,700	Mapfre S.A. (EUR)	1,309,158
173,905	Repsol S.A. (EUR)	2,105,832
		11,422,040
	Sweden — 2.6%
27,058	Boliden AB (SEK)	759,366
62,427	Industrivarden AB, Class C (SEK)	1,969,772
74,560	Investor AB, Class B (SEK)	1,972,524
19,133	Nordnet AB publ (SEK)	406,046
144,632	Securitas AB, Class B (SEK)	1,789,623
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Sweden (Continued)
448,151	SSAB AB, Class B (SEK)	$1,778,613
108,328	Sweco AB, Class B (SEK)	1,612,605
		10,288,549
	Switzerland — 1.5%
35,388	Accelleron Industries AG (CHF)	1,820,968
4,497	Baloise Holding AG (CHF)	813,132
13,327	DSM-Firmenich AG (EUR)	1,349,003
5,604	Sulzer AG (CHF)	808,908
1,274	Swissquote Group Holding S.A. (CHF)	488,515
2,864	VZ Holding AG (CHF)	454,428
		5,734,954
	United Kingdom — 6.2%
31,115	3i Group PLC (GBP)	1,388,273
180,175	Beazley PLC (GBP)	1,841,697
881,570	Centrica PLC (GBP)	1,474,452
82,252	Frasers Group PLC (GBP) (c)	627,092
37,239	IG Group Holdings PLC (GBP)	461,764
31,549	Imperial Brands PLC (GBP)	1,008,332
532,272	Kingfisher PLC (GBP)	1,657,207
459,990	Marks & Spencer Group PLC (GBP)	2,162,349
498,376	NatWest Group PLC (GBP)	2,508,757
122,532	Phoenix Group Holdings PLC (GBP)	782,325
6,468	Rio Tinto PLC (GBP)	382,433
260,079	Rolls-Royce Holdings PLC (GBP) (c)	1,851,312
42,406	Shell PLC (GBP)	1,314,454
233,505	St. James’s Place PLC (GBP)	2,537,367
86,453	Standard Chartered PLC (GBP)	1,069,961
477,815	Tesco PLC (GBP)	2,203,073
52,493	Vistry Group PLC (GBP) (c)	375,893
913,602	Vodafone Group PLC (GBP)	781,169
		24,427,910
	Total Common Stocks	391,002,738
	(Cost $372,755,656)
MONEY MARKET FUNDS — 0.0%
227,720	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (h)	227,720
	(Cost $227,720)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.4%
$4,613,809	Daiwa Capital Markets America, Inc., 4.46% (h), dated 12/31/24, due 01/02/25, with a maturity value of $4,614,952. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.13%, due 03/13/25 to 11/15/54. The value of the collateral including accrued interest is $4,706,086. (i)	$4,613,809
4,613,809	Mizuho Financial Group, Inc., 4.45% (h), dated 12/31/24, due 01/02/25, with a maturity value of $4,614,950. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 5.00%, due 10/31/25 to 06/30/30. The value of the collateral including accrued interest is $4,706,087. (i)	4,613,809
3,954,693	RBC Dominion Securities, Inc., 4.50% (h), dated 12/31/24, due 01/02/25, with a maturity value of $3,955,682. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 11/30/25 to 11/15/54. The value of the collateral including accrued interest is $4,033,787. (i)	3,954,693
	Total Repurchase Agreements	13,182,311
	(Cost $13,182,311)

	Total Investments — 103.1%	404,412,769
	(Cost $386,165,687)
	Net Other Assets and Liabilities — (3.1)%	(12,139,134)
	Net Assets — 100.0%	$392,273,635

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
December 31, 2024
(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $12,431,239 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $13,182,311.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Non-income producing security which makes payment-in- kind distributions.
(h)	Rate shown reflects yield as of December 31, 2024.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SDR	– Swedish Depositary Receipt
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
JPY	28.8%
EUR	20.4
CAD	14.2
KRW	8.6
GBP	7.1
AUD	6.3
USD	3.5
SEK	2.8
NOK	2.6
HKD	2.1
ILS	1.2
CHF	1.1
SGD	0.7
DKK	0.5
NZD	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 391,002,738	$ 391,002,738	$ —	$ —
Money Market Funds	227,720	227,720	—	—
Repurchase Agreements	13,182,311	—	13,182,311	—
Total Investments	$404,412,769	$391,230,458	$13,182,311	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
December 31, 2024

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$12,431,239
Non-cash Collateral(2)	(12,431,239)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$13,182,311
Non-cash Collateral(4)	(13,182,311)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Bermuda — 2.6%
1,029,284	China Gas Holdings Ltd. (HKD)	$897,202
712,072	China Resources Gas Group Ltd. (HKD)	2,819,261
1,855,056	Kunlun Energy Co., Ltd. (HKD)	2,006,331
337,075	Orient Overseas International Ltd. (HKD)	4,995,375
		10,718,169
	Brazil — 8.5%
191,946	Banco do Brasil S.A. (BRL)	750,963
1,830,554	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	3,291,996
398,859	Cosan S.A. (BRL)	526,832
543,786	Embraer S.A. (BRL) (c)	4,945,950
1,365,728	Gerdau S.A. (Preference Shares) (BRL)	4,010,182
1,484,535	Itausa S.A. (Preference Shares) (BRL)	2,121,846
329,882	JBS S.A. (BRL)	1,938,331
579,515	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	3,394,813
481,614	PRIO S.A. (BRL) (c)	3,130,021
337,348	Rede D’Or Sao Luiz S.A. (BRL) (d) (e)	1,388,086
186,925	Telefonica Brasil S.A. (BRL)	1,415,133
557,083	TIM S.A. (BRL)	1,305,723
328,583	Vale S.A. (BRL)	2,901,366
891,809	Vibra Energia S.A. (BRL)	2,575,309
95,920	WEG S.A. (BRL)	819,330
		34,515,881
	Cayman Islands — 16.4%
270,624	Alibaba Group Holding Ltd. (HKD)	2,871,176
154,304	BeiGene Ltd. (HKD) (c)	2,169,532
115,192	Bilibili, Inc., Class Z (HKD) (c)	2,106,090
2,870,864	China Hongqiao Group Ltd. (HKD)	4,346,966
519,367	China Resources Land Ltd. (HKD)	1,507,951
3,074,228	China State Construction International Holdings Ltd. (HKD)	4,852,805
3,054,412	Geely Automobile Holdings Ltd. (HKD)	5,828,303
2,657,584	JD Logistics, Inc. (HKD) (c) (d) (e)	4,379,890
222,652	JD.com, Inc., Class A (HKD)	3,898,807
173,096	Meituan, Class B (HKD) (c) (d) (e)	3,380,951
698,720	Pop Mart International Group Ltd. (HKD) (d) (e)	8,065,285
Shares	Description	Value

	Cayman Islands (Continued)
129,376	Sunny Optical Technology Group Co., Ltd. (HKD)	$1,146,896
60,632	Trip.com Group Ltd. (HKD) (c)	4,215,624
1,653,620	Xiaomi Corp., Class B (HKD) (c) (d) (e)	7,345,495
4,017,773	Xinyi Glass Holdings Ltd. (HKD)	4,081,583
7,052,456	Xinyi Solar Holdings Ltd. (HKD)	2,851,257
2,064,105	Zhongsheng Group Holdings Ltd. (HKD)	3,710,082
		66,758,693
	Chile — 0.9%
285,777	Empresas Copec S.A. (CLP)	1,746,802
516,630	Falabella S.A. (CLP) (c)	1,825,952
		3,572,754
	China — 18.2%
78,636	BYD Co., Ltd., Class H (HKD)	2,699,279
20,669,760	China Cinda Asset Management Co., Ltd., Class H (HKD) (f)	3,379,912
2,301,021	China Coal Energy Co., Ltd., Class H (HKD)	2,752,343
2,531,459	China Construction Bank Corp., Class H (HKD)	2,112,089
2,818,670	China Everbright Bank Co., Ltd., Class H (HKD)	1,096,018
797,236	China Pacific Insurance Group Co., Ltd., Class H (HKD)	2,586,746
4,612,188	China Petroleum & Chemical Corp., Class H (HKD)	2,642,611
5,471,198	China Railway Group Ltd., Class H (HKD)	2,789,613
8,023,804	China Southern Airlines Co., Ltd., Class H (HKD) (c) (f)	4,215,089
28,897,695	China Tower Corp., Ltd., Class H (HKD) (d) (e)	4,167,230
1,448,576	CITIC Securities Co., Ltd., Class H (HKD)	3,982,038
1,949,536	CMOC Group Ltd., Class H (HKD)	1,317,822
1,711,816	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD)	2,821,196
284,868	Fuyao Glass Industry Group Co., Ltd., Class H (HKD) (d) (e)	2,052,154
6,349,200	Goldwind Science & Technology Co., Ltd., Class H (HKD)	5,346,419
2,565,792	Great Wall Motor Co., Ltd., Class H (HKD) (f)	4,512,720
238,580	Haier Smart Home Co., Ltd., Class H (HKD)	844,759
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	China (Continued)
1,026,499	Hisense Home Appliances Group Co., Ltd., Class H (HKD) (f)	$3,244,713
2,234,143	Inner Mongolia Yitai Coal Co., Ltd., Class B	4,609,037
940,249	Jiangxi Copper Co., Ltd., Class H (HKD)	1,508,437
8,022,804	People’s Insurance Co. Group of China (The) Ltd., Class H (HKD)	3,997,638
4,694,147	PetroChina Co., Ltd., Class H (HKD)	3,692,871
2,497,544	Qingdao Port International Co., Ltd., Class H (HKD) (d) (e)	2,058,067
1,073,405	Sinopharm Group Co., Ltd., Class H (HKD)	2,943,808
5,608,555	Sinotrans Ltd., Class H (HKD)	2,650,229
		74,022,838
	Colombia — 0.5%
241,029	Bancolombia S.A. (Preference Shares) (COP)	1,924,713
	Hong Kong — 6.1%
800,200	Beijing Enterprises Holdings Ltd. (HKD)	2,750,908
2,404,705	China Merchants Port Holdings Co., Ltd. (HKD)	4,285,132
934,630	China Overseas Land & Investment Ltd. (HKD)	1,492,202
4,011,679	China Power International Development Ltd. (HKD)	1,637,388
2,476,276	China Resources Pharmaceutical Group Ltd. (HKD) (d) (e)	1,817,357
1,057,647	China Resources Power Holdings Co., Ltd. (HKD)	2,571,041
2,381,220	China Taiping Insurance Holdings Co., Ltd. (HKD)	3,562,640
1,494,182	Fosun International Ltd. (HKD)	873,425
1,422,348	Guangdong Investment Ltd. (HKD)	1,228,838
1,593,351	Sinotruk Hong Kong Ltd. (HKD)	4,677,487
		24,896,418
	Hungary — 1.9%
640,071	MOL Hungarian Oil & Gas PLC (HUF)	4,399,435
18,304	OTP Bank Nyrt (HUF)	999,567
93,233	Richter Gedeon Nyrt (HUF)	2,441,232
		7,840,234
	India — 8.5%
19,508	Bajaj Auto Ltd. (INR)	2,004,854
81,364	Bajaj Finserv Ltd. (INR)	1,490,262
Shares	Description	Value

	India (Continued)
868,027	Bharat Petroleum Corp., Ltd. (INR)	$2,965,114
87,153	BSE Ltd. (INR)	5,421,145
334,103	GAIL India Ltd. (INR)	745,289
212,329	Hindalco Industries Ltd. (INR)	1,494,125
911,152	Hindustan Petroleum Corp. Ltd. (INR)	4,350,158
51,880	Mahindra & Mahindra Ltd. (INR)	1,822,235
181,141	NTPC Ltd. (INR)	705,300
414,785	Oil India Ltd. (INR)	2,086,915
328,989	Power Finance Corp., Ltd. (INR)	1,723,456
151,061	Rail Vikas Nigam Ltd. (INR) (e)	745,832
1,898,899	Samvardhana Motherson International Ltd. (INR)	3,462,716
3,008,680	Suzlon Energy Ltd. (INR) (c)	2,186,565
166,352	Tata Power (The) Co., Ltd. (INR)	762,454
469,804	Vedanta Ltd. (INR)	2,438,912
		34,405,332
	Indonesia — 3.1%
19,034,349	Alamtri Resources Indonesia Tbk PT (IDR)	2,873,779
11,488,455	Astra International Tbk PT (IDR)	3,497,573
9,701,789	Telkom Indonesia Persero Tbk PT (IDR)	1,633,541
2,671,119	United Tractors Tbk PT (IDR)	4,443,567
		12,448,460
	Malaysia — 2.2%
981,400	CIMB Group Holdings Bhd (MYR)	1,799,727
4,889,000	Gamuda Bhd (MYR)	5,182,570
2,158,600	YTL Power International Bhd (MYR)	2,133,738
		9,116,035
	Mexico — 3.8%
538,690	Coca-Cola Femsa S.A.B. de C.V. (MXN)	4,185,046
637,973	El Puerto de Liverpool S.A.B. de C.V., Series C1 (MXN)	3,033,363
2,457,949	Fibra Uno Administracion S.A. de C.V. (MXN)	2,442,506
127,658	Grupo Comercial Chedraui S.A. de C.V. (MXN)	767,136
421,048	Grupo Financiero Inbursa S.A.B. de C.V., Class O (MXN) (c)	876,182
1,457,750	Prologis Property Mexico S.A. de C.V. (MXN)	4,048,645
		15,352,878
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Netherlands — 0.2%
113,159	NEPI Rockcastle N.V. (ZAR)	$827,439
	Philippines — 0.9%
132,880	International Container Terminal Services, Inc. (PHP)	886,709
2,049,010	Metropolitan Bank & Trust Co. (PHP)	2,550,414
		3,437,123
	Poland — 1.4%
42,207	CD Projekt S.A. (PLN) (f)	1,956,450
328,905	ORLEN S.A. (PLN)	3,758,732
		5,715,182
	Russia — 0.0%
76,383,797	Inter RAO UES PJSC (RUB) (c) (g) (h) (i)	0
11,679	Magnit PJSC (RUB) (c) (g) (h) (i)	0
4,142,443	Magnitogorsk Iron & Steel Works PJSC (RUB) (c) (g) (h) (i)	0
262,800,255	RusHydro PJSC (RUB) (c) (g) (h) (i)	0
403,137	Tatneft PJSC (RUB) (c) (g) (h) (i)	0
		0
	Singapore — 0.9%
462,955	BOC Aviation Ltd. (HKD) (d) (e)	3,597,347
	South Africa — 3.8%
16,268	Capitec Bank Holdings Ltd. (ZAR)	2,701,964
83,174	Clicks Group Ltd. (ZAR)	1,644,418
198,757	FirstRand Ltd. (ZAR)	800,031
92,673	Harmony Gold Mining Co., Ltd. (ZAR)	739,960
220,875	Nedbank Group Ltd. (ZAR)	3,297,222
858,931	OUTsurance Group Ltd. (ZAR)	3,026,769
2,055,884	Pepkor Holdings Ltd. (ZAR) (d) (e)	3,153,889
		15,364,253
	Taiwan — 7.1%
164,470	Asustek Computer, Inc. (TWD)	3,090,287
1,367,701	Cathay Financial Holding Co., Ltd. (TWD)	2,849,334
2,425,390	Eva Airways Corp. (TWD)	3,281,003
754,163	Evergreen Marine Corp. Taiwan Ltd. (TWD)	5,175,820
789,515	Far Eastern New Century Corp. (TWD)	760,990
1,676,846	Fubon Financial Holding Co., Ltd. (TWD)	4,618,621
Shares	Description	Value

	Taiwan (Continued)
3,674,833	KGI Financial Holding Co., Ltd. (TWD)	$1,927,958
59,446	Nien Made Enterprise Co., Ltd. (TWD)	664,551
619,354	Ruentex Development Co., Ltd. (TWD)	810,453
347,676	Uni-President Enterprises Corp. (TWD)	857,935
563,520	United Microelectronics Corp. (TWD)	739,970
1,757,529	Yang Ming Marine Transport Corp. (TWD)	4,058,166
		28,835,088
	Thailand — 2.8%
470,600	CP ALL PCL (THB)	769,495
288,100	Delta Electronics Thailand PCL (THB)	1,288,613
205,500	Kasikornbank PCL (THB)	937,241
1,496,400	Krung Thai Bank PCL (THB)	921,672
1,176,600	PTT Exploration & Production PCL (THB)	4,106,626
3,626,600	PTT PCL (THB)	3,377,168
		11,400,815
	Turkey — 9.9%
2,126,715	Akbank T.A.S. (TRY)	3,899,113
263,991	BIM Birlesik Magazalar A/S (TRY)	3,944,397
1,149,172	Coca-Cola Icecek A/S (TRY)	1,947,694
3,673,056	Eregli Demir ve Celik Fabrikalari T.A.S. (TRY)	2,533,751
71,354	Ford Otomotiv Sanayi A/S (TRY)	1,890,186
1,345,718	Haci Omer Sabanci Holding A/S (TRY)	3,652,345
30,466,428	Sasa Polyester Sanayi A/S (TRY) (c)	3,505,601
574,586	Turk Hava Yollari AO (TRY) (c)	4,564,654
1,032,082	Turkcell Iletisim Hizmetleri A/S (TRY)	2,707,751
2,329,403	Turkiye Is Bankasi A/S, Class C (TRY)	891,682
1,055,136	Turkiye Petrol Rafinerileri A/S (TRY)	4,232,894
7,157,213	Turkiye Vakiflar Bankasi TAO, Class D (TRY) (c)	4,718,663
2,118,461	Yapi ve Kredi Bankasi A/S (TRY)	1,833,885
		40,322,616
	Total Common Stocks	405,072,268
	(Cost $402,698,775)

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
December 31, 2024
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.8%
$3,970,968	Daiwa Capital Markets America, Inc., 4.46% (j), dated 12/31/24, due 01/02/25, with a maturity value of $3,971,952. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.13%, due 03/13/25 to 11/15/54. The value of the collateral including accrued interest is $4,050,388. (k)	$3,970,968
3,970,968	Mizuho Financial Group, Inc., 4.45% (j), dated 12/31/24, due 01/02/25, with a maturity value of $3,971,950. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 5.00%, due 10/31/25 to 06/30/30. The value of the collateral including accrued interest is $4,050,389. (k)	3,970,968
3,403,687	RBC Dominion Securities, Inc., 4.50% (j), dated 12/31/24, due 01/02/25, with a maturity value of $3,404,538. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 11/30/25 to 11/15/54. The value of the collateral including accrued interest is $3,471,761. (k)	3,403,687
	Total Repurchase Agreements	11,345,623
	(Cost $11,345,623)

	Total Investments — 102.5%	416,417,891
	(Cost $414,044,398)
	Net Other Assets and Liabilities — (2.5)%	(10,071,256)
	Net Assets — 100.0%	$406,346,635

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $10,250,454 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $11,345,623.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of December 31, 2024.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
December 31, 2024
Currency Exposure Diversification	% of Total Investments
HKD	42.1%
TRY	9.7
BRL	8.3
INR	8.3
TWD	6.9
ZAR	3.9
USD	3.8
MXN	3.7
IDR	3.0
THB	2.7
MYR	2.2
HUF	1.9
PLN	1.4
CLP	0.8
PHP	0.8
COP	0.5
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$ —**	$ —	$ —	$ —**
Thailand	11,400,815	—	11,400,815	—
Other Country Categories*	393,671,453	393,671,453	—	—
Repurchase Agreements	11,345,623	—	11,345,623	—
Total Investments	$416,417,891	$393,671,453	$22,746,438	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$10,250,454
Non-cash Collateral(2)	(10,250,454)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$11,345,623
Non-cash Collateral(4)	(11,345,623)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS (a) — 99.6%
	Aerospace & Defense — 4.0%
480	Rheinmetall AG (EUR)	$305,584
	Air Freight & Logistics — 2.1%
4,532	DHL Group (EUR)	159,518
	Automobile Components — 3.8%
4,316	Continental AG (EUR)	289,793
	Automobiles — 13.2%
3,229	Bayerische Motoren Werke AG (EUR)	264,169
4,420	Mercedes-Benz Group AG (EUR)	246,321
6,762	Porsche Automobil Holding SE (Preference Shares) (EUR)	254,611
2,708	Volkswagen AG (Preference Shares) (EUR)	249,765
		1,014,866
	Banks — 4.3%
20,121	Commerzbank AG (EUR)	327,746
	Capital Markets — 4.3%
19,145	Deutsche Bank AG (EUR)	329,994
	Chemicals — 6.3%
4,167	Covestro AG (EUR) (b) (c) (d)	242,408
1,337	FUCHS SE (Preference Shares) (EUR)	57,696
999	Symrise AG (EUR)	106,224
1,121	Wacker Chemie AG (EUR)	81,330
		487,658
	Construction & Engineering — 4.7%
2,687	HOCHTIEF AG (EUR)	360,998
	Construction Materials — 3.8%
2,358	Heidelberg Materials AG (EUR)	291,395
	Diversified Telecommunication Services — 3.7%
4,862	Deutsche Telekom AG (EUR)	145,499
8,511	United Internet AG (EUR)	138,149
		283,648
	Electrical Equipment — 8.0%
11,740	Siemens Energy AG (EUR) (c)	612,665
	Entertainment — 2.4%
2,198	CTS Eventim AG & Co. KGaA (EUR)	185,901
	Health Care Providers & Services — 1.9%
3,193	Fresenius Medical Care AG (EUR)	146,058
Shares	Description	Value

	Household Products — 0.8%
686	Henkel AG & Co. KGaA (Preference Shares) (EUR)	$60,187
	Independent Power and Renewable Electricity Producers — 2.1%
5,360	RWE AG (EUR)	160,069
	Insurance — 8.3%
440	Allianz SE (EUR)	134,864
241	Hannover Rueck SE (EUR)	60,263
367	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	185,175
3,063	Talanx AG (EUR)	260,646
		640,948
	Interactive Media & Services — 2.7%
2,405	Scout24 SE (EUR) (b) (d)	212,003
	Machinery — 7.4%
6,143	Daimler Truck Holding AG (EUR)	234,485
1,467	GEA Group AG (EUR)	72,667
4,381	KION Group AG (EUR)	144,583
801	Knorr-Bremse AG (EUR)	58,370
487	Krones AG (EUR)	60,535
		570,640
	Passenger Airlines — 3.3%
39,988	Deutsche Lufthansa AG (EUR) (e)	255,820
	Pharmaceuticals — 0.7%
369	Merck KGaA (EUR)	53,474
	Semiconductors & Semiconductor Equipment — 1.4%
3,328	Infineon Technologies AG (EUR)	108,246
	Software — 4.6%
621	Nemetschek SE (EUR)	60,209
1,205	SAP SE (EUR)	294,950
		355,159
	Textiles, Apparel & Luxury Goods — 1.6%
512	adidas AG (EUR)	125,588
	Trading Companies & Distributors — 1.4%
1,813	Brenntag SE (EUR)	108,698
See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Transportation Infrastructure — 2.8%
3,553	Fraport AG Frankfurt Airport Services Worldwide (EUR) (c)	$215,302
	Total Common Stocks	7,661,958
	(Cost $7,928,000)
MONEY MARKET FUNDS — 0.1%
7,681	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (f)	7,681
	(Cost $7,681)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.0%
$231,770	Bank of America Corp., 4.45% (f), dated 12/31/24, due 01/02/25, with a maturity value of $231,827. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 3.63%, due 05/31/28 to 05/15/54. The value of the collateral including accrued interest is $236,405. (g)	231,770
	(Cost $231,770)

	Total Investments — 102.7%	7,901,409
	(Cost $8,167,451)
	Net Other Assets and Liabilities — (2.7)%	(206,215)
	Net Assets — 100.0%	$7,695,194

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $218,836 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $231,770.

(f)	Rate shown reflects yield as of December 31, 2024.
(g)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	97.0%
USD	3.0
Total	100.0%

Country Allocation†	% of Net Assets
Germany	99.6%
United States	3.1
Total Investments	102.7
Net Other Assets and Liabilities	(2.7)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,661,958	$ 7,661,958	$ —	$ —
Money Market Funds	7,681	7,681	—	—
Repurchase Agreements	231,770	—	231,770	—
Total Investments	$7,901,409	$7,669,639	$231,770	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
December 31, 2024

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$218,836
Non-cash Collateral(2)	(218,836)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$231,770
Non-cash Collateral(4)	(231,770)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS (a) — 99.6%
	Aerospace & Defense — 4.2%
68,650	BAE Systems PLC (GBP)	$987,049
247,970	Rolls-Royce Holdings PLC (GBP) (b)	1,765,117
		2,752,166
	Banks — 11.8%
542,234	Barclays PLC (GBP)	1,820,254
132,502	HSBC Holdings PLC (GBP)	1,302,643
1,655,428	Lloyds Banking Group PLC (GBP)	1,135,271
363,286	NatWest Group PLC (GBP)	1,828,732
126,562	Standard Chartered PLC (GBP)	1,566,359
		7,653,259
	Beverages — 0.9%
16,794	Coca-Cola HBC AG (GBP)	574,384
	Broadline Retail — 1.6%
103,635	B&M European Value Retail S.A. (GBP)	476,146
5,014	Next PLC (GBP)	596,189
		1,072,335
	Capital Markets — 6.2%
36,945	3i Group PLC (GBP)	1,648,393
41,530	Intermediate Capital Group PLC (GBP)	1,074,137
118,507	Investec PLC (GBP)	807,068
124,544	Schroders PLC (GBP)	504,544
		4,034,142
	Construction Materials — 1.1%
7,685	CRH PLC (GBP)	713,286
	Consumer Staples Distribution & Retail — 6.4%
266,524	J Sainsbury PLC (GBP)	912,893
395,367	Marks & Spencer Group PLC (GBP)	1,858,565
296,138	Tesco PLC (GBP)	1,365,410
		4,136,868
	Containers & Packaging — 1.6%
19,253	Smurfit WestRock PLC (GBP)	1,040,273
	Diversified Consumer Services — 1.7%
68,595	Pearson PLC (GBP)	1,100,900
	Diversified REITs — 0.8%
110,080	British Land (The) Co., PLC (GBP)	496,662
	Diversified Telecommunication Services — 1.8%
645,658	BT Group PLC (GBP)	1,164,349
Shares	Description	Value

	Electric Utilities — 0.8%
25,319	SSE PLC (GBP)	$508,415
	Electronic Equipment, Instruments & Components — 1.3%
25,116	Halma PLC (GBP)	845,490
	Financial Services — 0.4%
111,052	M&G PLC (GBP)	275,062
	Food Products — 1.1%
27,814	Associated British Foods PLC (GBP)	711,376
	Hotels, Restaurants & Leisure — 4.7%
50,084	Carnival PLC (GBP) (b)	1,136,121
10,884	InterContinental Hotels Group PLC (GBP)	1,356,293
15,230	Whitbread PLC (GBP)	561,694
		3,054,108
	Household Durables — 3.3%
14,813	Berkeley Group Holdings PLC (GBP)	723,228
16,756	Persimmon PLC (GBP)	251,301
318,741	Taylor Wimpey PLC (GBP)	487,215
95,750	Vistry Group PLC (GBP) (b)	685,650
		2,147,394
	Industrial Conglomerates — 0.4%
4,089	DCC PLC (GBP)	263,116
	Insurance — 5.5%
8,722	Admiral Group PLC (GBP)	288,699
47,534	Aviva PLC (GBP)	278,971
159,990	Beazley PLC (GBP)	1,635,371
98,498	Hiscox Ltd. (GBP)	1,335,437
		3,538,478
	Interactive Media & Services — 1.3%
84,827	Auto Trader Group PLC (GBP) (c) (d)	842,121
	IT Services — 2.5%
23,664	Computacenter PLC (GBP)	629,231
50,500	Softcat PLC (GBP)	963,482
		1,592,713
	Machinery — 0.9%
12,843	IMI PLC (GBP)	292,782
11,419	Weir Group (The) PLC (GBP)	312,211
		604,993
	Media — 2.0%
52,944	Informa PLC (GBP)	529,182
844,268	ITV PLC (GBP)	777,903
		1,307,085
See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Metals & Mining — 7.1%
18,109	Anglo American PLC (GBP)	$535,932
22,747	Anglogold Ashanti PLC (ZAR)	507,464
32,210	Antofagasta PLC (GBP)	641,143
153,120	Evraz PLC (GBP) (b) (e) (f) (g)	0
120,932	Fresnillo PLC (GBP)	940,914
150,662	Glencore PLC (GBP)	666,558
21,779	Rio Tinto PLC (GBP)	1,287,725
		4,579,736
	Multi-Utilities — 2.6%
839,679	Centrica PLC (GBP)	1,404,388
25,668	National Grid PLC (GBP)	305,269
		1,709,657
	Oil, Gas & Consumable Fuels — 3.4%
190,695	BP PLC (GBP)	938,208
39,969	Shell PLC (GBP)	1,238,915
		2,177,123
	Paper & Forest Products — 1.4%
59,676	Mondi PLC (GBP)	890,519
	Passenger Airlines — 5.4%
197,986	easyJet PLC (GBP)	1,388,001
558,509	International Consolidated Airlines Group S.A. (GBP)	2,110,866
		3,498,867
	Personal Care Products — 0.5%
5,214	Unilever PLC (GBP)	296,865
	Pharmaceuticals — 1.2%
1,833	AstraZeneca PLC (GBP)	240,211
14,812	GSK PLC (GBP)	249,682
11,980	Hikma Pharmaceuticals PLC (GBP)	298,904
		788,797
	Professional Services — 1.3%
6,146	Experian PLC (GBP)	265,063
12,451	RELX PLC (GBP)	565,664
		830,727
	Specialty Retail — 5.1%
128,354	Frasers Group PLC (GBP) (b)	978,575
758,311	JD Sports Fashion PLC (GBP)	910,402
455,276	Kingfisher PLC (GBP)	1,417,483
		3,306,460
	Textiles, Apparel & Luxury Goods — 1.9%
103,233	Burberry Group PLC (GBP)	1,266,520
	Tobacco — 2.8%
55,965	Imperial Brands PLC (GBP)	1,788,688
Shares	Description	Value

	Trading Companies & Distributors — 2.5%
8,578	Ashtead Group PLC (GBP)	$533,179
10,923	Diploma PLC (GBP)	581,163
25,788	Howden Joinery Group PLC (GBP)	256,172
32,317	RS GROUP PLC (GBP)	275,718
		1,646,232
	Wireless Telecommunication Services — 2.1%
1,623,748	Vodafone Group PLC (GBP)	1,388,375
	Total Common Stocks	64,597,541
	(Cost $62,656,396)
MONEY MARKET FUNDS — 0.1%
44,808	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (h)	44,808
	(Cost $44,808)

	Total Investments — 99.7%	64,642,349
	(Cost $62,701,204)
	Net Other Assets and Liabilities — 0.3%	200,056
	Net Assets — 100.0%	$64,842,405

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(h)	Rate shown reflects yield as of December 31, 2024.

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
December 31, 2024
Abbreviations throughout the Portfolio of Investments:
GBP	– British Pound Sterling
REITs	– Real Estate Investment Trusts
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
GBP	99.1%
ZAR	0.8
USD	0.1
Total	100.0%

Country Allocation†	% of Net Assets
United Kingdom	88.1%
Spain	3.3
Ireland	3.1
Bermuda	2.1
Jersey	1.4
Switzerland	0.9
Luxembourg	0.7
United States	0.1
Total Investments	99.7
Net Other Assets and Liabilities	0.3
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Metals & Mining	$ 4,579,736	$ 4,579,736	$ —	$ —**
Other Industry Categories*	60,017,805	60,017,805	—	—
Money Market Funds	44,808	44,808	—	—
Total Investments	$64,642,349	$64,642,349	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS (a) — 101.2%
	Aerospace & Defense — 2.0%
1,598,061	Bharat Electronics Ltd. (INR)	$5,471,920
	Automobiles — 12.1%
53,134	Bajaj Auto Ltd. (INR)	5,460,628
98,253	Eicher Motors Ltd. (INR)	5,533,762
110,350	Hero MotoCorp Ltd. (INR)	5,362,716
158,536	Mahindra & Mahindra Ltd. (INR)	5,568,423
43,295	Maruti Suzuki India Ltd. (INR)	5,491,109
636,808	Tata Motors Ltd. (INR)	5,505,348
		32,921,986
	Banks — 12.2%
438,142	Axis Bank Ltd. (INR)	5,448,772
263,436	HDFC Bank Ltd. (INR)	5,455,111
363,624	ICICI Bank Ltd. (INR)	5,443,503
506,194	IndusInd Bank Ltd. (INR)	5,676,917
269,139	Kotak Mahindra Bank Ltd. (INR)	5,614,702
580,648	State Bank of India (INR)	5,391,495
		33,030,500
	Chemicals — 2.1%
208,516	Asian Paints Ltd. (INR)	5,556,327
	Construction & Engineering — 2.0%
129,976	Larsen & Toubro Ltd. (INR)	5,477,016
	Construction Materials — 4.0%
190,064	Grasim Industries Ltd. (INR)	5,422,836
41,162	UltraTech Cement Ltd. (INR)	5,493,644
		10,916,480
	Consumer Finance — 4.0%
69,214	Bajaj Finance Ltd. (INR)	5,516,020
161,177	Shriram Finance Ltd. (INR)	5,439,132
		10,955,152
	Electric Utilities — 2.0%
1,520,295	Power Grid Corp. of India Ltd. (INR)	5,481,772
	Financial Services — 2.1%
302,538	Bajaj Finserv Ltd. (INR)	5,541,281
	Food Products — 6.1%
99,072	Britannia Industries Ltd. (INR)	5,511,442
219,428	Nestle India Ltd. (INR)	5,561,837
523,611	Tata Consumer Products Ltd. (INR)	5,594,276
		16,667,555
	Health Care Providers & Services — 2.0%
64,969	Apollo Hospitals Enterprise Ltd. (INR)	5,536,921
Shares	Description	Value

	Independent Power and Renewable Electricity Producers — 2.0%
1,409,675	NTPC Ltd. (INR)	$5,488,781
	Insurance — 4.0%
753,109	HDFC Life Insurance Co., Ltd. (INR) (b) (c)	5,427,936
334,798	SBI Life Insurance Co., Ltd. (INR) (b) (c)	5,437,247
		10,865,183
	IT Services — 10.1%
248,190	HCL Technologies Ltd. (INR)	5,558,447
247,325	Infosys Ltd. (INR)	5,431,032
113,153	Tata Consultancy Services Ltd. (INR)	5,411,968
277,711	Tech Mahindra Ltd. (INR)	5,534,514
1,546,460	Wipro Ltd. (INR)	5,452,383
		27,388,344
	Metals & Mining — 5.9%
750,294	Hindalco Industries Ltd. (INR)	5,279,696
515,881	JSW Steel Ltd. (INR)	5,432,150
3,360,983	Tata Steel Ltd. (INR)	5,419,500
		16,131,346
	Oil, Gas & Consumable Fuels — 8.1%
1,595,899	Bharat Petroleum Corp., Ltd. (INR)	5,451,468
1,220,247	Coal India Ltd. (INR)	5,475,264
1,963,570	Oil & Natural Gas Corp., Ltd. (INR)	5,487,251
387,775	Reliance Industries Ltd. (INR)	5,505,204
		21,919,187
	Personal Care Products — 2.0%
202,228	Hindustan Unilever Ltd. (INR)	5,496,246
	Pharmaceuticals — 6.2%
316,492	Cipla Ltd. (INR)	5,652,320
348,115	Dr. Reddy’s Laboratories Ltd. (INR)	5,645,795
256,197	Sun Pharmaceutical Industries Ltd. (INR)	5,644,855
		16,942,970
	Specialty Retail — 2.1%
66,785	Trent, Ltd. (INR)	5,556,735
	Textiles, Apparel & Luxury Goods — 2.0%
141,962	Titan Co., Ltd. (INR)	5,394,270
	Tobacco — 2.1%
989,092	ITC Ltd. (INR)	5,587,588
See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Trading Companies & Distributors — 2.1%
196,541	Adani Enterprises Ltd. (INR)	$5,804,948
	Transportation Infrastructure — 2.0%
379,234	Adani Ports & Special Economic Zone Ltd. (INR)	5,453,271
	Wireless Telecommunication Services — 2.0%
294,934	Bharti Airtel Ltd. (INR)	5,469,699

	Total Investments — 101.2%	275,055,478
	(Cost $241,591,760)
	Net Other Assets and Liabilities — (1.2)%	(3,300,918)
	Net Assets — 100.0%	$271,754,560

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
INR	– Indian Rupee

Currency Exposure Diversification	% of Total Investments
INR	100.0%
Total	100.0%

Country Allocation†	% of Net Assets
India	101.2%
Total Investments	101.2
Net Other Assets and Liabilities	(1.2)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 275,055,478	$ 275,055,478	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS (a) — 98.2%
	Capital Markets — 14.6%
213,090	EFG International AG (CHF)	$3,089,928
7,947	Swissquote Group Holding S.A. (CHF)	3,047,277
85,204	UBS Group AG (CHF)	2,603,390
14,672	VZ Holding AG (CHF)	2,327,991
		11,068,586
	Chemicals — 2.7%
79,690	Clariant AG (CHF)	885,981
265	Givaudan S.A. (CHF)	1,158,052
		2,044,033
	Construction Materials — 3.6%
28,305	Holcim AG (CHF)	2,724,616
	Containers & Packaging — 2.7%
102,749	SIG Group AG (CHF)	2,024,299
	Diversified Telecommunication Services — 4.1%
5,573	Swisscom AG (CHF)	3,097,987
	Electric Utilities — 3.4%
15,727	BKW AG (CHF)	2,602,827
	Electrical Equipment — 4.0%
56,431	ABB Ltd. (CHF)	3,051,148
	Electronic Equipment, Instruments & Components — 2.7%
8,136	ALSO Holding AG (CHF)	2,008,114
	Food Products — 3.4%
770	Barry Callebaut AG (CHF)	1,021,519
1,269	Emmi AG (CHF)	1,029,127
6,143	Nestle S.A. (CHF)	506,846
		2,557,492
	Health Care Equipment & Supplies — 5.9%
21,070	Alcon AG (CHF)	1,785,338
2,030	Sonova Holding AG (CHF)	662,761
5,578	Ypsomed Holding AG (CHF)	2,012,886
		4,460,985
	Health Care Providers & Services — 4.1%
38,301	Galenica AG (CHF) (b) (c)	3,137,766
	Insurance — 12.7%
17,807	Baloise Holding AG (CHF)	3,219,799
4,637	Helvetia Holding AG (CHF)	763,339
853	Swiss Life Holding AG (CHF)	657,549
Shares	Description	Value

	Insurance (Continued)
15,159	Swiss Re AG (CHF)	$2,191,462
4,704	Zurich Insurance Group AG (CHF)	2,792,700
		9,624,849
	Life Sciences Tools & Services — 2.3%
1,208	Siegfried Holding AG (CHF)	1,312,421
1,873	Tecan Group AG (CHF)	418,126
		1,730,547
	Machinery — 12.4%
7,782	Bucher Industries AG (CHF)	2,795,363
2,495	Schindler Holding AG (CHF)	688,389
18,875	SFS Group AG (CHF)	2,612,198
22,682	Sulzer AG (CHF)	3,274,026
		9,369,976
	Marine Transportation — 0.7%
2,180	Kuehne + Nagel International AG (CHF)	499,150
	Pharmaceuticals — 4.0%
17,575	Novartis AG (CHF)	1,717,704
4,516	Roche Holding AG (CHF)	1,271,377
		2,989,081
	Professional Services — 1.8%
56,681	Adecco Group AG (CHF)	1,396,493
	Real Estate Management & Development — 0.9%
4,886	PSP Swiss Property AG (CHF)	693,962
	Specialty Retail — 2.6%
48,431	Avolta AG (CHF)	1,939,268
	Technology Hardware, Storage & Peripherals — 1.4%
12,964	Logitech International S.A. (CHF)	1,071,917
	Textiles, Apparel & Luxury Goods — 3.7%
15,306	Swatch Group (The) AG (CHF)	2,782,756
	Trading Companies & Distributors — 1.8%
18,564	DKSH Holding AG (CHF)	1,376,626
	Transportation Infrastructure — 2.7%
8,506	Flughafen Zurich AG (CHF)	2,039,453
	Total Common Stocks	74,291,931
	(Cost $71,498,804)
See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
47,926	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (d)	$47,926
	(Cost $47,926)

	Total Investments — 98.3%	74,339,857
	(Cost $71,546,730)
	Net Other Assets and Liabilities — 1.7%	1,300,601
	Net Assets — 100.0%	$75,640,458

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
CHF	99.9%
USD	0.1
Total	100.0%

Country Allocation†	% of Net Assets
Switzerland	98.2%
United States	0.1
Total Investments	98.3
Net Other Assets and Liabilities	1.7
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 74,291,931	$ 74,291,931	$ —	$ —
Money Market Funds	47,926	47,926	—	—
Total Investments	$74,339,857	$74,339,857	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Australia — 4.6%
5,839	AMP Ltd. (AUD)	$5,728
2,116	Australian Clinical Labs Ltd. (AUD) (c)	4,505
7,382	Bega Cheese Ltd. (AUD)	26,364
1,927	Codan Ltd. (AUD)	19,203
46,585	Firefinch Ltd. (AUD) (d) (e) (f) (g) (h)	0
5,488	G8 Education Ltd. (AUD)	4,433
3,770	Genesis Minerals Ltd. (AUD) (e)	5,764
3,825	Helia Group Ltd. (AUD)	10,583
266	HUB24 Ltd. (AUD)	11,459
24,810	Karoon Energy Ltd. (AUD)	21,345
8,677	NRW Holdings Ltd. (AUD)	20,623
4,735	Nuix Ltd. (AUD) (e)	18,522
21,373	Perenti Ltd. (AUD)	18,454
5,951	Perseus Mining Ltd. (AUD)	9,466
7,060	Ramelius Resources Ltd. (AUD)	9,045
6,273	Regis Healthcare, Ltd. (AUD)	23,296
20,988	Resolute Mining Ltd. (AUD) (e)	5,131
2,149	Sandfire Resources Ltd. (AUD) (e)	12,344
7,280	Stanmore Resources Ltd. (AUD)	13,563
427	Super Retail Group Ltd. (AUD)	4,012
1,170	Temple & Webster Group Ltd. (AUD) (e)	9,487
8,534	Ventia Services Group Pty Ltd. (AUD)	19,016
8,952	West African Resources Ltd. (AUD) (e)	7,951
		280,294
	Belgium — 0.6%
261	Bekaert S.A. (EUR)	9,046
373	Galapagos N.V. (EUR) (e) (f)	10,247
2,069	Proximus SADP (EUR)	10,769
137	Solvay S.A. (EUR)	4,422
		34,484
	Bermuda — 1.8%
10,500	First Pacific Co., Ltd. (HKD)	6,097
1,181	Lancashire Holdings Ltd. (GBP)	9,743
12,750	Luk Fook Holdings International Ltd. (HKD)	23,541
10,500	Nine Dragons Paper Holdings Ltd. (HKD) (e)	4,259
5,574	Odfjell Drilling Ltd. (NOK)	25,119
582	Stolt-Nielsen Ltd. (NOK)	14,776
11,250	Yue Yuen Industrial Holdings Ltd. (HKD)	25,204
		108,739
	Canada — 10.1%
1,044	Aecon Group, Inc. (CAD)	19,769
Shares	Description	Value

	Canada (Continued)
286	Aritzia, Inc. (CAD) (e)	$10,633
1,205	Bird Construction, Inc. (CAD)	21,846
170	Boardwalk Real Estate Investment Trust (CAD)	7,599
3,412	Cardinal Energy Ltd. (CAD) (f)	15,381
2,998	Centerra Gold, Inc. (CAD)	17,060
2,919	CES Energy Solutions Corp. (CAD)	20,144
1,186	CI Financial Corp. (CAD)	25,528
531	Dundee Precious Metals, Inc. (CAD)	4,817
929	Eldorado Gold Corp. (CAD) (e)	13,818
279	EQB, Inc. (CAD)	19,209
1,764	Equinox Gold Corp. (CAD) (e)	8,885
1,157	Fortuna Mining Corp. (CAD) (e)	4,966
51	Hammond Power Solutions, Inc. (CAD)	4,543
1,170	Hudbay Minerals, Inc. (CAD)	9,491
2,053	IAMGOLD Corp. (CAD) (e)	10,612
415	Jamieson Wellness, Inc. (CAD) (c) (i)	10,598
577	Linamar Corp. (CAD)	22,796
2,543	Martinrea International, Inc. (CAD)	15,957
838	MDA Space Ltd. (CAD) (e)	17,215
1,857	New Gold, Inc. (CAD) (e)	4,638
3,304	Nexus Industrial REIT (CAD) (f)	17,676
425	North West (The) Co., Inc. (CAD)	14,523
3,273	NuVista Energy Ltd. (CAD) (e)	31,467
829	Paramount Resources Ltd., Class A (CAD)	18,351
3,033	Parex Resources, Inc. (CAD)	30,764
473	Peyto Exploration & Development Corp. (CAD) (f)	5,640
437	Precision Drilling Corp. (CAD) (e)	26,729
2,976	Secure Energy Services, Inc. (CAD)	33,664
1,300	Sienna Senior Living, Inc. (CAD) (f)	14,126
3,707	Silvercorp Metals, Inc. (CAD)	11,141
2,320	SilverCrest Metals, Inc. (CAD) (e)	21,159
1,378	TELUS International CDA, Inc. (CAD) (e)	5,416
1,128	Torex Gold Resources, Inc. (CAD) (e)	22,223
810	Transcontinental, Inc., Class A (CAD)	10,464
3,052	Trican Well Service Ltd. (CAD)	10,892
506	Trisura Group Ltd. (CAD) (e)	13,721
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Canada (Continued)
4,929	Well Health Technologies Corp. (CAD) (e)	$23,523
1,721	Wesdome Gold Mines Ltd. (CAD) (e)	15,457
		612,441
	Cayman Islands — 1.2%
22,500	Mongolian Mining Corp. (HKD) (e)	20,685
16,500	United Laboratories International Holdings (The) Ltd. (HKD)	26,258
38,000	Vobile Group Ltd. (HKD) (c) (e)	18,250
6,000	Wasion Holdings Ltd. (HKD)	5,508
		70,701
	Denmark — 0.7%
311	Bavarian Nordic A/S (DKK) (e)	8,180
646	D/S Norden A/S (DKK)	19,059
419	DFDS A/S (DKK)	7,770
350	Scandinavian Tobacco Group A/S (DKK) (c) (i)	4,633
		39,642
	Finland — 0.1%
92	Cargotec Oyj, Class B (EUR)	4,868
52	QT Group Oyj (EUR) (e)	3,620
		8,488
	France — 1.9%
1,490	Beneteau SACA (EUR)	13,613
5,313	Elior Group S.A. (EUR) (c) (e) (i)	15,498
4,291	Emeis S.A. (EUR) (e) (f)	26,940
523	Forvia SE (EUR)	4,702
398	Mercialys S.A. (EUR)	4,168
410	Nexity S.A. (EUR) (e)	5,521
538	Opmobility (EUR)	5,590
197	Rubis S.C.A. (EUR)	4,873
125	Trigano S.A. (EUR)	15,836
1,434	Ubisoft Entertainment S.A. (EUR) (e)	19,533
		116,274
	Germany — 2.4%
73	Aurubis AG (EUR) (f)	5,800
1,902	Auto1 Group SE (EUR) (c) (e) (i)	30,735
3,234	Deutsche Pfandbriefbank AG (EUR) (c) (e) (i)	16,039
3,220	Deutz AG (EUR)	13,468
1,387	Nordex SE (EUR) (e)	16,192
1,337	SMA Solar Technology AG (EUR) (f)	18,780
1,712	Suedzucker AG (EUR)	18,408
Shares	Description	Value

	Germany (Continued)
211	SUSS MicroTec SE (EUR)	$10,633
1,162	TAG Immobilien AG (EUR) (e)	17,285
		147,340
	Greece — 0.4%
3,231	FF Group (EUR) (d) (e) (g) (h)	0
1,135	Motor Oil Hellas Corinth Refineries S.A. (EUR)	24,266
		24,266
	Hong Kong — 0.1%
13,500	SJM Holdings Ltd. (HKD) (e)	4,676
	Ireland — 0.4%
10,914	Greencore Group PLC (GBP) (e)	26,479
	Isle Of Man — 0.3%
2,136	Playtech PLC (GBP) (e)	19,119
	Israel — 3.7%
1,152	Aura Investments Ltd. (ILS)	6,867
633	Clal Insurance Enterprises Holdings Ltd. (ILS)	14,922
46	Delek Group Ltd. (ILS)	6,010
1,661	Harel Insurance Investments & Financial Services Ltd. (ILS)	23,022
25	Israel Corp., Ltd. (ILS)	6,566
737	Menora Mivtachim Holdings Ltd. (ILS)	30,185
11,830	Migdal Insurance & Financial Holding Ltd. (ILS)	22,313
104,264	Oil Refineries Ltd. (ILS)	26,959
1,909	Phoenix Financial Ltd. (ILS)	27,925
321	Plus500 Ltd. (GBP)	10,882
3,027	Shufersal Ltd. (ILS)	31,598
1,139	Tel Aviv Stock Exchange Ltd. (ILS)	13,234
		220,483
	Italy — 2.0%
3,543	Anima Holding S.p.A. (EUR) (c) (i)	24,332
882	Banca IFIS S.p.A. (EUR)	19,351
960	Credito Emiliano S.p.A. (EUR)	10,819
224	Danieli & C Officine Meccaniche S.p.A. (EUR)	4,446
651	Maire S.p.A. (EUR)	5,570
8,334	OVS S.p.A. (EUR) (c) (i)	29,334
9,510	Webuild S.p.A. (EUR)	28,036
		121,888
	Japan — 41.1%
2,800	Aisan Industry Co., Ltd. (JPY)	31,391
400	Arata Corp. (JPY)	8,059
800	ARE Holdings, Inc. (JPY)	8,694
300	Argo Graphics, Inc. (JPY)	9,609
1,000	Artience Co., Ltd. (JPY)	20,051
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
600	ASAHI YUKIZAI Corp. (JPY)	$17,122
1,900	Bic Camera, Inc. (JPY)	20,673
900	Central Glass Co., Ltd. (JPY)	18,990
1,600	Chugoku Electric Power (The) Co., Inc. (JPY)	9,273
1,700	Citizen Watch Co., Ltd. (JPY)	10,091
2,300	Daicel Corp. (JPY)	20,560
2,700	Daido Steel Co., Ltd. (JPY)	20,386
300	Daikokutenbussan Co., Ltd. (JPY)	18,266
500	DCM Holdings Co., Ltd. (JPY)	4,551
300	Dowa Holdings Co., Ltd. (JPY)	8,496
800	DyDo Group Holdings, Inc. (JPY)	16,778
400	EDION Corp. (JPY)	4,553
1,000	Electric Power Development Co., Ltd. (JPY)	16,346
1,300	FCC Co., Ltd. (JPY)	26,397
1,000	Ferrotec Holdings Corp. (JPY)	16,423
1,000	Fuji Oil Holdings, Inc. (JPY)	22,562
300	Fuji Seal International, Inc. (JPY)	4,847
200	Fujita Kanko, Inc. (JPY)	10,232
300	Fujitec Co., Ltd. (JPY)	11,714
1,500	GENDA, Inc. (JPY) (e)	24,453
800	Genky DrugStores Co., Ltd. (JPY)	15,889
1,500	Glory Ltd. (JPY)	24,739
900	Goldcrest Co., Ltd. (JPY)	17,932
800	GS Yuasa Corp. (JPY)	13,479
1,100	H2O Retailing Corp. (JPY)	16,170
1,900	Hamakyorex Co., Ltd. (JPY)	16,290
300	Hanwa Co., Ltd. (JPY)	9,495
900	Happinet Corp. (JPY)	27,484
1,700	Hino Motors, Ltd. (JPY) (e)	6,115
2,400	Hokkaido Electric Power Co., Inc. (JPY)	12,721
2,500	Hokuriku Electric Power Co. (JPY)	13,666
2,500	Iino Kaiun Kaisha Ltd. (JPY)	18,653
200	Japan Elevator Service Holdings Co., Ltd. (JPY)	3,707
3,700	Japan Petroleum Exploration Co., Ltd. (JPY)	26,690
600	JINS Holdings, Inc. (JPY)	24,558
1,200	JM Holdings Co., Ltd. (JPY)	19,318
1,500	JTEKT Corp. (JPY)	11,244
2,900	JVCKenwood Corp. (JPY)	32,189
300	Kakaku.com, Inc. (JPY)	4,614
1,700	Kandenko Co., Ltd. (JPY)	25,034
400	Kaneka Corp. (JPY)	9,543
Shares	Description	Value

	Japan (Continued)
3,300	Keikyu Corp. (JPY)	$27,349
400	Kewpie Corp. (JPY)	8,527
2,200	Kitz Corp. (JPY)	15,898
1,000	Krosaki Harima Corp. (JPY)	16,238
3,700	Kumiai Chemical Industry Co., Ltd. (JPY)	17,683
300	Kurabo Industries Ltd. (JPY)	10,963
1,000	KYB Corp. (JPY)	18,679
1,800	Kyoei Steel Ltd. (JPY)	21,004
300	Kyudenko Corp. (JPY)	9,865
6,400	Leopalace21 Corp. (JPY)	24,080
2,400	Link And Motivation, Inc. (JPY)	9,045
300	Makino Milling Machine Co., Ltd. (JPY)	20,496
700	Mars Group Holdings Corp. (JPY)	14,993
200	Maruha Nichiro Corp. (JPY)	3,860
1,200	Matsuda Sangyo Co., Ltd. (JPY)	24,634
400	Matsuyafoods Holdings Co., Ltd. (JPY)	16,575
600	Megmilk Snow Brand Co., Ltd. (JPY)	10,532
1,800	Mitsubishi Logisnext Co., Ltd. (JPY)	22,456
300	Mitsubishi Materials Corp. (JPY)	4,586
10,000	Mitsubishi Motors Corp. (JPY)	33,849
3,400	Mitsui E&S Co., Ltd. (JPY)	39,803
600	Mitsui Mining & Smelting Co., Ltd. (JPY)	17,797
200	Mitsui-Soko Holdings Co., Ltd. (JPY)	9,432
200	Mizuno Corp. (JPY)	11,389
1,100	Modec, Inc. (JPY)	23,385
800	Musashi Seimitsu Industry Co., Ltd. (JPY)	20,134
2,800	Namura Shipbuilding Co., Ltd. (JPY)	31,088
2,100	NHK Spring Co., Ltd. (JPY)	26,693
400	Nichias Corp. (JPY)	14,231
800	Nichicon Corp. (JPY)	5,578
1,700	Nippn Corp. (JPY)	23,618
500	Nippon Light Metal Holdings Co., Ltd. (JPY)	4,954
1,600	Nippon Paper Industries Co., Ltd. (JPY)	8,857
900	Nippon Soda Co., Ltd. (JPY)	16,634
1,100	Nipro Corp. (JPY)	10,466
600	Nishimatsu Construction Co., Ltd. (JPY)	19,982
700	Nissin Corp. (JPY)	20,620
500	Nittetsu Mining Co., Ltd. (JPY)	14,189
1,900	Nojima Corp. (JPY)	27,665
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
1,000	NOK Corp. (JPY)	$15,736
400	Noritake Co., Ltd. (JPY)	10,092
400	Noritsu Koki Co., Ltd. (JPY)	13,194
900	NS United Kaiun Kaisha Ltd. (JPY)	23,194
1,000	Odakyu Electric Railway Co., Ltd. (JPY)	9,228
4,000	Oki Electric Industry Co., Ltd. (JPY)	27,151
400	Osaka Steel Co., Ltd. (JPY)	7,507
2,800	Pacific Industrial Co., Ltd. (JPY)	24,344
300	PAL GROUP Holdings Co., Ltd. (JPY)	5,825
1,800	Pasona Group, Inc. (JPY)	23,429
600	PeptiDream, Inc. (JPY) (e)	10,084
3,000	Persol Holdings Co., Ltd. (JPY)	4,509
1,200	Pressance Corp. (JPY)	15,245
600	Raksul, Inc. (JPY)	5,075
2,300	Rengo Co., Ltd. (JPY)	12,805
500	Resorttrust, Inc. (JPY)	9,984
2,800	Round One Corp. (JPY)	23,365
500	Sakata INX Corp. (JPY)	5,542
200	Sakata Seed Corp. (JPY)	4,404
1,600	Sanki Engineering Co., Ltd. (JPY)	32,184
1,500	Sankyo Co., Ltd. (JPY)	20,287
1,100	Sansan, Inc. (JPY) (e)	16,044
400	Sapporo Holdings Ltd. (JPY)	21,146
300	Seino Holdings Co., Ltd. (JPY)	4,525
1,900	Senko Group Holdings Co., Ltd. (JPY)	17,992
400	Seria Co., Ltd. (JPY)	7,161
800	Shibaura Machine Co., Ltd. (JPY)	18,227
600	Shibuya Corp. (JPY)	14,719
2,400	Shikoku Electric Power Co., Inc. (JPY)	18,830
1,400	Shinagawa Refractories Co., Ltd. (JPY)	15,651
1,000	Shinnihon Corp. (JPY)	9,940
2,900	Shizuoka Gas Co., Ltd. (JPY)	19,721
300	Sinfonia Technology Co., Ltd. (JPY)	12,241
1,500	Sinko Industries Ltd. (JPY)	12,174
400	Starts Corp., Inc. (JPY)	9,660
900	Sugi Holdings Co., Ltd. (JPY)	14,114
900	Sumitomo Densetsu Co., Ltd. (JPY)	28,428
2,100	Sumitomo Riko Co., Ltd. (JPY)	21,728
2,500	Sumitomo Rubber Industries Ltd. (JPY)	28,337
Shares	Description	Value

	Japan (Continued)
400	Sun Frontier Fudousan Co., Ltd. (JPY)	$4,947
700	SWCC Corp. (JPY)	33,811
900	Taiheiyo Cement Corp. (JPY)	20,517
200	Takeuchi Manufacturing Co., Ltd. (JPY)	6,330
500	Tamron Co., Ltd. (JPY)	14,284
1,300	TechMatrix Corp. (JPY)	19,589
1,000	T-Gaia Corp. (JPY) (f)	16,912
800	Toenec Corp. (JPY)	5,008
800	Toho Holdings Co., Ltd. (JPY)	21,710
1,600	Tokai Rika Co., Ltd. (JPY)	23,175
500	Tokuyama Corp. (JPY)	8,381
800	Tokyo Steel Manufacturing Co., Ltd. (JPY)	7,581
1,000	Tomy Co., Ltd. (JPY)	28,854
2,200	Topre Corp. (JPY)	28,076
800	Tosoh Corp. (JPY)	10,766
1,800	Toyo Tire Corp. (JPY)	27,976
1,600	Toyoda Gosei Co., Ltd. (JPY)	28,284
1,700	Toyota Boshoku Corp. (JPY)	22,181
1,900	TRE Holdings Corp. (JPY)	18,270
1,200	Tsubakimoto Chain Co. (JPY)	14,918
600	Tsuburaya Fields Holdings, Inc. (JPY)	6,990
600	UACJ Corp. (JPY)	20,325
600	UBE Corp. (JPY)	9,192
1,300	U-Next Holdings Co., Ltd. (JPY)	14,417
300	Valor Holdings Co., Ltd. (JPY)	4,179
600	YAMABIKO Corp. (JPY)	9,720
400	Yamato Kogyo Co., Ltd. (JPY)	18,873
1,000	Yokohama Rubber (The) Co., Ltd. (JPY)	21,609
400	Yonex Co., Ltd. (JPY)	5,440
1,700	Zeon Corp. (JPY)	16,196
		2,490,207
	Jersey — 0.4%
3,592	Yellow Cake PLC (GBP) (c) (e) (i)	22,475
	Netherlands — 1.8%
236	Fugro N.V. (EUR)	4,087
5,741	Koninklijke BAM Groep N.V. (EUR)	24,965
932	Koninklijke Heijmans N.V. (EUR)	30,459
6,229	MFE-MediaForEurope N.V., Class A (EUR)	19,034
453	Van Lanschot Kempen N.V. (EUR)	20,436
649	Wereldhave N.V. (EUR)	9,250
		108,231
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Norway — 1.4%
12,003	Aker Solutions ASA (NOK)	$32,793
910	Crayon Group Holding ASA (NOK) (c) (e) (i)	9,976
1,943	DOF Group ASA (NOK) (e)	14,423
1,263	Hoegh Autoliners ASA (NOK)	12,560
9,321	MPC Container Ships ASA (NOK)	16,974
		86,726
	Portugal — 0.3%
20,346	Sonae SGPS S.A. (EUR)	19,263
	Singapore — 0.9%
3,022	Hafnia Ltd. (NOK)	16,128
9,600	SATS Ltd. (SGD)	25,588
2,500	UOL Group Ltd. (SGD)	9,446
		51,162
	South Korea — 12.8%
253	AMOREPACIFIC Group (KRW) (e)	3,575
3,897	BNK Financial Group, Inc. (KRW)	27,372
66	Chong Kun Dang Pharmaceutical Corp. (KRW)	3,990
23	CJ CheilJedang Corp. (KRW)	3,992
76	CJ Logistics Corp. (KRW)	4,357
511	CS Wind Corp. (KRW)	14,544
7,358	Daewoo Engineering & Construction Co., Ltd. (KRW) (e)	15,519
899	Daewoong Co., Ltd. (KRW) (e)	13,190
699	DB HiTek Co., Ltd. (KRW) (e)	15,740
564	DoubleUGames Co., Ltd. (KRW) (e)	20,650
103	F&F Co., Ltd. (KRW) (e)	3,799
768	GS Engineering & Construction Corp. (KRW) (e)	9,051
828	GS Holdings Corp. (KRW) (e)	22,104
2,558	Hanil Cement Co., Ltd. (KRW)	25,230
256	Hanjin Kal Corp. (KRW) (e)	13,112
850	Hankook Tire & Technology Co., Ltd. (KRW) (e)	22,172
71	HD HYUNDAI MIPO (KRW) (e)	6,472
1,580	HDC Hyundai Development Co-Engineering & Construction, Class E (KRW) (e)	19,372
144	HK inno N Corp. (KRW) (e)	3,507
191	HL Mando Co., Ltd. (KRW) (e)	5,274
81	Hyosung Heavy Industries Corp. (KRW) (e)	21,623
Shares	Description	Value

	South Korea (Continued)
231	Hyundai Engineering & Construction Co., Ltd. (KRW)	$3,986
427	Hyundai Marine & Fire Insurance Co., Ltd. (KRW)	7,164
274	Hyundai Wia Corp. (KRW)	7,035
1,841	JB Financial Group Co., Ltd. (KRW)	20,359
830	Kangwon Land, Inc. (KRW) (e)	9,004
93	KCC Corp. (KRW)	14,877
284	Kolmar Korea Co., Ltd. (KRW) (e)	10,630
504	Korea Electric Terminal Co., Ltd. (KRW)	22,904
192	Korea Investment Holdings Co., Ltd. (KRW) (e)	9,299
10,235	Korea Line Corp. (KRW) (e)	11,638
89	Kumho Petrochemical Co., Ltd. (KRW) (e)	5,477
6,221	Kumho Tire Co., Inc. (KRW) (e)	20,178
495	Kyung Dong Navien Co., Ltd. (KRW)	29,522
129	LG Innotek Co., Ltd. (KRW) (e)	14,196
2,154	LG Uplus Corp. (KRW)	15,115
286	LigaChem Biosciences, Inc. (KRW) (e)	21,176
54	Lotte Chilsung Beverage Co., Ltd. (KRW) (e)	4,108
587	LOTTE Fine Chemical Co., Ltd. (KRW) (e)	15,690
50	Lotte Wellfood Co., Ltd. (KRW) (e)	3,790
235	LX International Corp. (KRW) (e)	4,318
329	LX Semicon Co., Ltd. (KRW) (e)	12,716
2,510	Mirae Asset Securities Co., Ltd. (KRW)	13,691
2,164	Myoung Shin Industrial Co., Ltd. (KRW)	15,155
497	OCI Holdings Co., Ltd. (KRW)	19,851
72	Orion Corp. (KRW) (e)	5,008
33	Ottogi Corp. (KRW) (e)	8,866
3,527	Pan Ocean Co., Ltd. (KRW)	7,906
146	PharmaResearch Co. Ltd. (KRW)	26,033
345	Poongsan Corp. (KRW) (e)	11,706
961	Samsung E&A Co., Ltd (KRW) (e)	10,804
162	Samsung Securities Co., Ltd. (KRW)	4,787
686	SeAH Besteel Holdings Corp. (KRW) (e)	9,208
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
333	Sebang Global Battery Co., Ltd. (KRW) (e)	$16,264
89	Shinsegae, Inc. (KRW) (e)	8,041
305	Silicon2 Co., Ltd. (KRW) (e)	6,775
994	SL Corp. (KRW) (e)	20,357
2,254	Solus Advanced Materials Co., Ltd. (KRW)	12,555
625	VT Co., Ltd. (KRW) (e)	16,982
872	Youngone Corp. (KRW) (e)	25,115
		776,931
	Spain — 0.1%
1,746	Gestamp Automocion S.A. (EUR) (c) (i)	4,485
533	Let’s GOWEX S.A. (EUR) (d) (e) (g) (h) (j)	0
		4,485
	Sweden — 2.6%
1,345	AddLife AB, Class B (SEK)	16,691
3,034	Ambea AB (SEK) (c) (i)	26,476
537	BoneSupport Holding AB (SEK) (c) (e) (i)	18,774
530	Bure Equity AB (SEK)	18,290
146	Hemnet Group AB (SEK)	4,434
164	Loomis AB (SEK)	4,986
471	Munters Group AB (SEK) (c) (i)	7,918
965	NCC AB, Class B (SEK)	14,165
2,684	Peab AB, Class B (SEK)	19,213
1,576	Ratos AB, Class B (SEK)	4,464
5,610	Storskogen Group AB, Class B (SEK)	5,834
321	Xvivo Perfusion AB (SEK) (e)	14,188
		155,433
	Switzerland — 0.3%
15	dormakaba Holding AG (CHF)	10,644
287	Implenia AG (CHF)	9,709
		20,353
	United Kingdom — 7.5%
2,681	AJ Bell PLC (GBP)	15,187
4,662	Balfour Beatty PLC (GBP)	26,544
328	Bank of Georgia Group PLC (GBP)	19,340
2,384	Bloomsbury Publishing PLC (GBP)	20,116
240	Cranswick PLC (GBP)	14,617
22,451	Currys PLC (GBP) (e)	26,673
10,398	Deliveroo PLC (GBP) (c) (e) (i)	18,471
476	Diversified Energy Co. PLC (GBP) (c)	8,009
2,493	Drax Group PLC (GBP)	20,224
Shares	Description	Value

	United Kingdom (Continued)
2,188	Hochschild Mining PLC (GBP) (e)	$5,862
5,355	Hunting PLC (GBP)	19,374
1,086	IntegraFin Holdings PLC (GBP) (c)	4,697
287	JET2 PLC (GBP)	5,688
14,427	Just Group PLC (GBP)	29,331
1,243	Keller Group PLC (GBP)	22,563
4,078	Mitchells & Butlers PLC (GBP) (e)	12,508
3,398	Mitie Group PLC (GBP)	4,679
652	Morgan Sindall Group PLC (GBP)	31,833
50,680	Pan African Resources PLC (GBP)	21,794
1,550	Paragon Banking Group PLC (GBP)	14,427
6,570	Premier Foods PLC (GBP)	15,430
894	QinetiQ Group PLC (GBP)	4,649
15,111	Quilter PLC (GBP) (c) (i)	29,171
382	Renew Holdings PLC (GBP)	4,328
896	Safestore Holdings PLC (GBP)	7,224
13,388	Target Healthcare REIT PLC (GBP)	14,079
474	TORM PLC, Class A (DKK)	9,112
1,029	Vesuvius PLC (GBP)	5,449
655	Volution Group PLC (GBP)	4,592
4,173	Zigup PLC (GBP)	16,796
		452,767
	Total Common Stocks	6,023,347
	(Cost $6,093,722)
MONEY MARKET FUNDS — 0.3%
21,318	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (k)	21,318
	(Cost $21,318)

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
December 31, 2024
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.9%
$113,319	Bank of America Corp., 4.45% (k), dated 12/31/24, due 01/02/25, with a maturity value of $113,347. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 3.63%, due 05/31/28 to 05/15/54. The value of the collateral including accrued interest is $115,585. (l)	$113,319
	(Cost $113,319)

	Total Investments — 101.7%	6,157,984
	(Cost $6,228,359)
	Net Other Assets and Liabilities — (1.7)%	(102,234)
	Net Assets — 100.0%	$6,055,750

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	Non-income producing security.
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $106,412 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $113,319.

(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)
This security is exempt from registration upon resale under
Rule 144A of the 1933 Act and may be resold in transactions
exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign
exchange where it trades freely without any additional
registration.

(j)	This issuer has filed for protection in bankruptcy court.
(k)	Rate shown reflects yield as of December 31, 2024.
(l)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
JPY	40.4%
KRW	12.6
CAD	10.0
EUR	9.5
GBP	8.6
AUD	4.6
ILS	3.4
SEK	2.5
NOK	2.3
HKD	2.2
USD	2.2
DKK	0.8
SGD	0.6
CHF	0.3
Total	100.0%
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
December 31, 2024

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$ 280,294	$ 280,294	$ —	$ —**
Greece	24,266	24,266	—	—**
Spain	4,485	4,485	—	—**
Other Country Categories*	5,714,302	5,714,302	—	—
Money Market Funds	21,318	21,318	—	—
Repurchase Agreements	113,319	—	113,319	—
Total Investments	$6,157,984	$6,044,665	$113,319	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$106,412
Non-cash Collateral(2)	(106,412)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$113,319
Non-cash Collateral(4)	(113,319)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Bermuda — 2.0%
3,083,456	CGN New Energy Holdings Co., Ltd. (HKD) (c)	$948,859
1,521,858	China Water Affairs Group Ltd. (HKD)	1,001,293
2,302,849	Shenzhen International Holdings Ltd. (HKD)	2,149,660
2,611,200	Sinopec Kantons Holdings Ltd. (HKD)	1,647,413
		5,747,225
	Brazil — 8.2%
832,526	Banco Pan S.A. (Preference Shares) (BRL)	854,377
689,655	Bradespar S.A. (Preference Shares) (BRL)	1,850,883
796,847	C&A Modas S.A. (BRL) (d)	1,038,325
605,244	Cia de Saneamento de Minas Gerais Copasa MG (BRL)	2,039,736
473,026	Cia De Sanena Do Parana (BRL)	2,127,826
124,730	Cury Construtora e Incorporadora S.A. (BRL)	352,515
271,829	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (BRL)	745,810
62,268	Energisa S.A. (BRL)	367,691
845,140	Grupo SBF S.A. (BRL)	1,466,514
344,316	Isa Energia Brasil S.A. (Preference Shares) (BRL)	1,282,438
2,714,319	JHSF Participacoes S.A. (BRL)	1,608,069
109,457	M. Dias Branco S.A. (BRL)	355,239
1,052,439	Marcopolo S.A. (Preference Shares) (BRL)	1,257,233
613,408	Marfrig Global Foods S.A. (BRL)	1,690,934
766,199	Metalurgica Gerdau S.A. (Preference Shares) (BRL)	1,271,242
629,563	Petroreconcavo S.A. (BRL)	1,651,904
305,975	Porto Seguro S.A. (BRL)	1,810,239
319,225	Sao Martinho S.A. (BRL)	1,201,903
108,478	Tupy S.A. (BRL)	419,665
446,949	Usinas Siderurgicas de Minas Gerais S.A.Usiminas, Class A (Preference Shares) (BRL)	384,886
		23,777,429
	Cayman Islands — 13.9%
2,808,444	361 Degrees International Ltd. (HKD)	1,533,197
579,253	3SBio, Inc. (HKD) (e) (f)	453,459
35,157	Bizlink Holding, Inc. (TWD)	656,288
708,308	C&D International Investment Group Ltd. (HKD)	1,191,054
Shares	Description	Value

	Cayman Islands (Continued)
1,577,600	China Conch Venture Holdings Ltd. (HKD)	$1,356,874
728,802	China Education Group Holdings Ltd. (HKD) (f)	319,985
4,028,423	China Lesso Group Holdings Ltd. (HKD)	1,799,827
11,550	China Metal Recycling Holdings Ltd. (HKD) (d) (g) (h) (i)	0
3,617,288	China Resources Building Materials Technology Holdings Ltd. (HKD)	740,536
916,720	China Resources Medical Holdings Co., Ltd. (HKD)	469,771
3,171,951	China Zhongwang Holdings Ltd. (HKD) (d) (g) (h) (i)	0
1,678,756	Consun Pharmaceutical Group Ltd. (HKD)	1,761,617
1,653,799	EEKA Fashion Holdings Ltd. (HKD) (c)	1,839,767
4,126,697	Fufeng Group Ltd. (HKD)	2,911,719
728,264	GDS Holdings Ltd., Class A (HKD) (d)	2,137,913
2,171,412	Greentown China Holdings Ltd. (HKD) (c)	2,588,925
1,072,252	Greentown Management Holdings Co., Ltd. (HKD) (c) (e) (f)	455,593
153,793	Inter & Co., Inc., Class A (c)	649,006
201,954	Kingboard Holdings Ltd. (HKD)	485,731
746,235	Minth Group Ltd. (HKD) (d)	1,452,759
2,168,644	Newborn Town, Inc. (HKD) (c) (d) (f)	1,038,718
3,781,644	Q Technology Group Co., Ltd. (HKD) (c) (d) (f)	3,155,164
7,829,800	Seazen Group Ltd. (HKD) (d)	1,834,798
6,073,372	Sunac China Holdings Ltd. (HKD) (c) (d)	1,814,196
3,471,436	TCL Electronics Holdings Ltd. (HKD)	2,838,240
2,511,200	Tianneng Power International Ltd. (HKD) (c)	2,664,249
2,305,616	Topsports International Holdings Ltd. (HKD) (e) (f)	884,646
342,236	Tuhu Car, Inc. (HKD) (c) (d) (e) (f)	793,167
850,024	VSTECS Holdings Ltd. (HKD)	569,116
467,980	XD, Inc. (HKD) (c) (d) (f)	1,515,415
658,836	Xtep International Holdings Ltd. (HKD) (c)	478,435
		40,390,165
	Chile — 2.1%
11,326,167	Colbun S.A. (CLP)	1,400,788
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Chile (Continued)
303,526	Embotelladora Andina S.A., Class B (Preference Shares) (CLP)	$923,221
588,034	Empresas CMPC S.A. (CLP)	922,915
46,448,725	Enel Chile S.A. (CLP)	2,685,505
		5,932,429
	China — 4.6%
5,303,897	BAIC Motor Corp., Ltd., Class H (HKD) (e) (f)	1,638,976
279,076	CanSino Biologics, Inc., Class H (HKD) (c) (d) (e) (f)	1,131,877
1,889,503	China Communications Services Corp., Ltd., Class H (HKD)	1,109,376
3,718,118	China Datang Corp. Renewable Power Co., Ltd., Class H (HKD) (c)	995,756
1,163,500	China National Building Material Co., Ltd., Class H (HKD) (c)	530,318
3,568,586	Guangshen Railway Co., Ltd., Class H (HKD)	992,467
308,340	Onewo, Inc., Class H (HKD) (c)	811,876
115,568	Poly Property Services Co., Ltd., Class H (HKD) (c) (f)	452,353
2,957,445	Sinopec Engineering Group Co., Ltd., Class H (HKD)	2,562,701
393,508	Xinhua Winshare Publishing and Media Co., Ltd., Class H (HKD)	597,863
1,462,134	Zhejiang Expressway Co., Ltd., Class H (HKD)	1,052,362
1,003,289	ZhongAn Online P&C Insurance Co., Ltd., Class H (HKD) (c) (d) (e) (f)	1,521,730
		13,397,655
	Hong Kong — 4.1%
3,182,543	China Everbright Environment Group Ltd. (HKD) (c)	1,585,811
10,200,340	China Jinmao Holdings Group Ltd. (HKD)	1,287,084
620,659	China Nonferrous Mining Corp., Ltd. (HKD)	418,746
1,885,240	China Overseas Grand Oceans Group Ltd. (HKD)	429,642
795,392	China Tobacco International HK Co., Ltd. (HKD) (c) (f)	2,432,266
4,972,356	CITIC Telecom International Holdings Ltd. (HKD)	1,491,710
1,398,057	Far East Horizon Ltd. (HKD)	1,020,644
2,358,412	Genertec Universal Medical Group Co., Ltd. (HKD) (e) (f)	1,506,148
Shares	Description	Value

	Hong Kong (Continued)
2,697,879	Shougang Fushan Resources Group Ltd. (HKD)	$871,892
1,250,445	Yuexiu Property Co., Ltd. (HKD) (c)	819,499
		11,863,442
	Hungary — 0.8%
694,260	Magyar Telekom Telecommunications PLC (HUF)	2,226,884
	India — 3.0%
89,591	Central Depository Services India Ltd. (INR) (f)	1,840,349
1,298,554	IFCI Ltd. (INR) (d)	944,334
30,329	Multi Commodity Exchange of India Ltd. (INR)	2,208,454
90,670	Natco Pharma Ltd. (INR)	1,469,232
957,439	NBCC India Ltd. (INR)	1,039,482
2,645,944	Reliance Power Ltd. (INR) (d)	1,316,579
		8,818,430
	Indonesia — 7.3%
7,552,293	Bukit Asam Tbk PT (IDR)	1,290,389
67,423,369	Bumi Resources Minerals Tbk PT (IDR) (d)	1,449,424
13,031,407	Bumi Serpong Damai Tbk PT (IDR) (d)	765,125
3,585,520	Indah Kiat Pulp & Paper Tbk PT (IDR)	1,514,852
1,464,341	Indo Tambangraya Megah Tbk PT (IDR)	2,429,196
10,769,010	Japfa Comfeed Indonesia Tbk PT (IDR)	1,298,035
4,718,268	Jasa Marga Persero Tbk PT (IDR)	1,269,344
24,517,589	Medco Energi Internasional Tbk PT (IDR)	1,675,635
5,134,892	Pabrik Kertas Tjiwi Kimia Tbk PT (IDR)	1,906,243
89,741,752	Panin Financial Tbk PT (IDR) (d)	2,397,574
21,613,066	Perusahaan Gas Negara Tbk PT (IDR)	2,135,121
2,045,828	Semen Indonesia Persero Tbk PT (IDR)	418,190
55,781,924	Summarecon Agung Tbk PT (IDR)	1,698,238
13,426,299	Timah Tbk PT (IDR) (d)	892,584
		21,139,950
	Malaysia — 6.4%
949,100	Alliance Bank Malaysia Bhd (MYR)	1,027,316
22,465,700	Bumi Armada Bhd (MYR) (d)	3,290,850
10,665,500	CAPITAL A BHD (MYR) (d)	2,385,217
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Malaysia (Continued)
2,778,600	Dayang Enterprise Holdings Bhd (MYR)	$1,298,731
3,539,300	Eco World Development Group Bhd (MYR)	1,654,285
998,500	Genting Bhd (MYR)	861,950
1,366,800	Guan Chong Bhd (MYR)	1,207,393
720,700	IJM Corp. Bhd (MYR)	489,976
3,984,500	IOI Properties Group Bhd (MYR)	1,996,037
4,292,200	Sime Darby Bhd (MYR)	2,265,368
5,746,300	Sime Darby Property Bhd (MYR)	2,171,810
		18,648,933
	Mexico — 2.7%
944,383	Corp Inmobiliaria Vesta S.A.B. de C.V. (MXN)	2,409,986
204,359	GCC S.A.B. de C.V. (MXN)	1,827,382
1,331,994	Genomma Lab Internacional S.A.B. de C.V., Class B (MXN)	1,605,343
1,229,642	Megacable Holdings S.A.B. de C.V. (MXN)	1,999,768
		7,842,479
	Philippines — 0.9%
157,250	GT Capital Holdings, Inc. (PHP)	1,788,755
2,064,600	JG Summit Holdings, Inc. (PHP)	733,469
		2,522,224
	Poland — 1.9%
67,826	Asseco Poland S.A. (PLN)	1,579,793
57,956	CCC S.A. (PLN) (c) (d)	2,579,128
153,852	Cyfrowy Polsat S.A. (PLN) (d)	526,722
464,905	Orange Polska S.A. (PLN)	829,134
		5,514,777
	Russia — 0.0%
653,736,712	Federal Grid Co. - Rosseti PJSC (RUB) (d) (g) (h) (i)	0
580,351	Mechel PJSC (RUB) (d) (g) (h) (i)	0
		0
	South Africa — 10.1%
205,168	Exxaro Resources Ltd. (ZAR)	1,717,230
1,713,650	Fortress Real Estate Investments Ltd., Class B (ZAR)	1,839,759
282,482	Foschini Group Ltd. (ZAR)	2,514,776
191,771	Hyprop Investments Ltd. (ZAR)	472,231
1,497,336	Momentum Group Ltd. (ZAR)	2,400,974
363,211	Motus Holdings Ltd. (ZAR)	2,338,678
163,298	Mr Price Group Ltd. (ZAR)	2,554,878
1,718,098	Netcare Ltd. (ZAR)	1,358,364
644,182	Old Mutual Ltd. (ZAR)	427,037
Shares	Description	Value

	South Africa (Continued)
341,669	Pick n Pay Stores Ltd. (ZAR) (d)	$555,832
839,865	Raubex Group Ltd. (ZAR)	2,358,765
751,217	Resilient REIT Ltd. (ZAR)	2,339,088
325,560	SPAR Group (The) Ltd. (ZAR) (d)	2,520,292
1,339,703	Telkom S.A. SOC Ltd. (ZAR) (d)	2,482,581
402,064	Thungela Resources Ltd. (ZAR)	2,848,351
37,877	Tiger Brands Ltd. (ZAR)	580,100
		29,308,936
	Taiwan — 12.7%
959,003	Advancetek Enterprise Co., Ltd. (TWD)	2,226,056
710,840	Asia Optical Co., Inc. (TWD)	4,087,094
252,055	Cheng Uei Precision Industry Co., Ltd. (TWD)	558,166
658,828	China Motor Corp. (TWD)	1,595,600
432,191	ChipMOS Technologies, Inc. (TWD)	413,280
1,066,260	Clevo Co. (TWD)	1,681,454
656,160	Da-Li Development Co., Ltd. (TWD)	885,634
87,370	Elite Advanced Laser Corp. (TWD) (d)	764,849
43,335	EZconn Corp. (TWD)	859,179
268,330	Global Brands Manufacture Ltd. (TWD)	470,618
309,888	Goldsun Building Materials Co., Ltd. (TWD)	467,888
536,661	Hsin Kuang Steel Co., Ltd. (TWD)	756,264
1,091,391	Huang Hsiang Construction Corp. (TWD)	2,153,853
514,513	Johnson Health Tech Co., Ltd. (TWD)	2,895,504
1,000,442	Kindom Development Co., Ltd. (TWD)	1,553,249
2,240,621	Kinpo Electronics (TWD)	1,797,445
1,795,807	Mercuries & Associates Holding Ltd. (TWD)	838,074
4,291,556	Mercuries Life Insurance Co., Ltd. (TWD) (d)	825,992
154,722	Posiflex Technology, Inc. (TWD)	1,734,366
1,344,992	Pou Chen Corp. (TWD)	1,513,831
623,352	Ruentex Industries Ltd. (TWD)	1,376,586
114,538	Scientech Corp. (TWD)	1,381,744
542,045	Sincere Navigation Corp. (TWD)	414,166
888,063	Taiwan Paiho Ltd. (TWD)	1,847,394
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Taiwan (Continued)
1,366,539	Tigerair Taiwan Co., Ltd. (TWD) (d)	$3,247,065
204,636	Tung Ho Steel Enterprise Corp. (TWD)	423,822
		36,769,173
	Thailand — 6.3%
6,591,600	AP Thailand PCL (THB)	1,565,976
23,882,700	Asia Aviation PCL (THB) (d)	1,933,311
1,769,600	Bangchak Corp. PCL (THB)	1,868,473
2,668,700	Bangkok Airways PCL (THB)	1,753,303
2,337,500	Banpu PCL (THB)	411,351
3,682,500	Energy Absolute PCL (THB)	427,708
22,119,600	Jasmine International PCL (THB) (d)	1,388,354
549,300	PTT Global Chemical PCL (THB)	393,105
1,831,000	Regional Container Lines PCL (THB)	1,517,107
8,627,800	Sansiri PCL (THB)	455,493
1,318,300	Sri Trang Agro-Industry PCL (THB)	699,845
5,359,100	Sri Trang Gloves Thailand PCL (THB)	1,548,237
11,687,300	Star Petroleum Refining PCL (THB) (e) (f)	2,245,251
1,599,900	Supalai PCL (THB)	854,031
1,607,700	Thai Oil PCL (THB)	1,332,088
		18,393,633
	Turkey — 12.8%
224,646	AG Anadolu Grubu Holding A/S (TRY)	1,987,877
437,435	Anadolu Anonim Turk Sigorta Sirketi (TRY) (d)	1,286,155
356,767	Anadolu Efes Biracilik Ve Malt Sanayii A/S (TRY)	1,932,532
579,747	Aygaz A/S (TRY)	2,899,432
402,029	Baticim Bati Anadolu Cimento Sanayii A/S (TRY) (d)	1,608,275
399,917	Dogus Otomotiv Servis ve Ticaret A/S (TRY)	2,191,140
7,283,009	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (TRY) (d)	2,804,365
255,038	Koza Anadolu Metal Madencilik Isletmeleri A/S (TRY) (d)	535,363
194,106	Mavi Giyim Sanayi Ve Ticaret A/S, Class B (TRY) (e) (f)	478,522
77,815	Migros Ticaret A/S (TRY)	1,203,365
214,170	MLP Saglik Hizmetleri A/S (TRY) (d) (e) (f)	2,312,962
2,078,389	NET Holding A/S (TRY) (d)	2,554,835
Shares	Description	Value

	Turkey (Continued)
292,660	Pegasus Hava Tasimaciligi A/S (TRY) (j)	$1,762,339
3,863,273	Petkim Petrokimya Holding A/S (TRY) (d)	1,976,881
1,451,770	Sok Marketler Ticaret A/S (TRY)	1,690,992
210,353	TAV Havalimanlari Holding A/S (TRY) (d)	1,629,468
336,699	Tekfen Holding A/S (TRY) (d)	685,839
5,965,367	Turkiye Sinai Kalkinma Bankasi A/S (TRY) (d)	2,060,890
1,218,679	Turkiye Sise ve Cam Fabrikalari A/S (TRY)	1,430,518
250,119	Ulker Biskuvi Sanayi A/S (TRY) (d)	832,280
271,658	Vestel Elektronik Sanayi ve Ticaret A/S (TRY) (d)	547,594
20,695,452	Zorlu Enerji Elektrik Uretim A/S (TRY) (d)	2,550,985
		36,962,609
	Total Common Stocks	289,256,373
	(Cost $287,178,549)
RIGHTS (a) (b) — 0.1%
	Thailand — 0.1%
3,684,000	Energy Absolute PCL, expiring 1/29/2025 (THB) (d) (g) (h)	211,780
	(Cost $0)
MONEY MARKET FUNDS — 0.1%
179,536	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (k)	179,536
	(Cost $179,536)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 6.3%
$6,451,728	Daiwa Capital Markets America, Inc., 4.46% (k), dated 12/31/24, due 01/02/25, with a maturity value of $6,453,327. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.13%, due 03/13/25 to 11/15/54. The value of the collateral including accrued interest is $6,580,764. (l)	6,451,728
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
December 31, 2024
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$6,451,728	Mizuho Financial Group, Inc., 4.45% (k), dated 12/31/24, due 01/02/25, with a maturity value of $6,453,323. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 5.00%, due 10/31/25 to 06/30/30. The value of the collateral including accrued interest is $6,580,765. (l)	$6,451,728
5,530,053	RBC Dominion Securities, Inc., 4.50% (k), dated 12/31/24, due 01/02/25, with a maturity value of $5,531,436. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 11/30/25 to 11/15/54. The value of the collateral including accrued interest is $5,640,654. (l)	5,530,053
	Total Repurchase Agreements	18,433,509
	(Cost $18,433,509)

	Total Investments — 106.3%	308,081,198
	(Cost $305,791,594)
	Net Other Assets and Liabilities — (6.3)%	(18,176,223)
	Net Assets — 100.0%	$289,904,975

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $17,020,584 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $18,433,509.

(d)	Non-income producing security.
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2024, securities
noted as such are valued at $211,780 or 0.1% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Non-income producing security which makes payment-in- kind distributions.
(k)	Rate shown reflects yield as of December 31, 2024.
(l)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
December 31, 2024
Currency Exposure Diversification	% of Total Investments
HKD	22.8%
TWD	12.2
TRY	12.0
ZAR	9.5
BRL	7.7
IDR	6.9
USD	6.2
MYR	6.1
THB	6.0
INR	2.9
MXN	2.5
CLP	1.9
PLN	1.8
PHP	0.8
HUF	0.7
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 40,390,165	$ 40,390,165	$ —	$ —**
Russia	—**	—	—	—**
Thailand	18,393,633	—	18,393,633	—
Other Country Categories*	230,472,575	230,472,575	—	—
Rights*	211,780	—	211,780	—
Money Market Funds	179,536	179,536	—	—
Repurchase Agreements	18,433,509	—	18,433,509	—
Total Investments	$308,081,198	$271,042,276	$37,038,922	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$17,020,584
Non-cash Collateral(2)	(17,020,584)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$18,433,509
Non-cash Collateral(4)	(18,433,509)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.4%
	Austria — 5.9%
1,840	ANDRITZ AG (EUR)	$93,354
2,806	BAWAG Group AG (EUR) (c) (d)	235,870
3,964	Erste Group Bank AG (EUR)	244,971
5,087	OMV AG (EUR)	196,758
8,743	Raiffeisen Bank International AG (EUR)	178,865
519	Verbund AG (EUR)	37,632
5,009	voestalpine AG (EUR)	95,107
		1,082,557
	Belgium — 6.3%
1,023	Ackermans & van Haaren N.V. (EUR)	201,868
3,258	Ageas S.A./N.V. (EUR)	158,278
4,666	Colruyt Group N.V. (EUR)	175,158
2,791	Groupe Bruxelles Lambert N.V. (EUR)	190,955
1,093	KBC Group N.V. (EUR)	84,393
616	Sofina S.A. (EUR)	139,358
964	UCB S.A. (EUR)	191,923
		1,141,933
	Bermuda — 0.4%
13,534	Aegon Ltd. (EUR)	80,190
	Finland — 3.5%
5,277	Fortum Oyj (EUR)	73,876
4,074	Kesko Oyj, Class B (EUR)	76,721
1,453	Kone Oyj, Class B (EUR)	70,739
2,896	Konecranes Oyj (EUR)	183,589
4,478	Neste Oyj (EUR)	56,242
791	Orion Oyj, Class B (EUR)	35,052
1,359	Valmet Oyj (EUR)	32,842
5,826	Wartsila Oyj Abp (EUR)	103,257
		632,318
	France — 16.1%
8,379	Alstom S.A. (EUR) (e)	187,128
913	Arkema S.A. (EUR)	69,559
634	BNP Paribas S.A. (EUR)	38,891
5,193	Bouygues S.A. (EUR)	153,522
1,310	Bureau Veritas S.A. (EUR)	39,813
7,649	Carrefour S.A. (EUR)	108,786
1,433	Cie de Saint-Gobain S.A. (EUR)	127,211
3,212	Cie Generale des Etablissements Michelin S.C.A. (EUR)	105,803
8,531	Credit Agricole S.A. (EUR)	117,442
1,352	Eiffage S.A. (EUR)	118,648
6,249	Elis S.A. (EUR)	122,340
7,547	Engie S.A. (EUR)	119,687
706	Ipsen S.A. (EUR)	80,956
152	Kering S.A. (EUR)	37,512
Shares	Description	Value

	France (Continued)
1,326	Klepierre S.A. (EUR)	$38,184
1,484	Nexans S.A. (EUR)	160,176
15,181	Orange S.A. (EUR)	151,403
4,004	Renault S.A. (EUR)	195,142
3,006	Rexel S.A. (EUR)	76,599
375	SEB S.A. (EUR)	33,989
6,986	Societe Generale S.A. (EUR)	196,542
2,098	Teleperformance SE (EUR)	180,638
3,337	TotalEnergies SE (EUR)	184,481
366	Vinci S.A. (EUR)	37,814
34,994	Vivendi SE (EUR) (f)	93,267
1,701	Wendel SE (EUR)	163,776
		2,939,309
	Germany — 25.4%
163	adidas AG (EUR)	39,982
258	Allianz SE (EUR)	79,079
2,464	Bayerische Motoren Werke AG (EUR)	201,584
583	Brenntag SE (EUR)	34,954
11,811	Commerzbank AG (EUR)	192,386
2,686	Continental AG (EUR)	180,348
1,672	CTS Eventim AG & Co. KGaA (EUR)	141,413
4,643	Daimler Truck Holding AG (EUR)	177,228
5,389	Delivery Hero SE (EUR) (c) (d) (e)	151,389
10,075	Deutsche Bank AG (EUR)	173,658
181	Deutsche Boerse AG (EUR)	41,698
29,661	Deutsche Lufthansa AG (EUR) (f)	189,754
4,438	Deutsche Telekom AG (EUR)	132,810
1,950	DHL Group (EUR)	68,637
546	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (c) (d)	33,041
1,859	Evonik Industries AG (EUR)	32,216
3,120	Fraport AG Frankfurt Airport Services Worldwide (EUR) (e)	189,064
3,067	Fresenius Medical Care AG (EUR)	140,294
1,140	Fresenius SE & Co. KGaA (EUR) (e)	39,606
1,775	GEA Group AG (EUR)	87,924
1,600	Heidelberg Materials AG (EUR)	197,723
352	HOCHTIEF AG (EUR)	47,291
1,241	Infineon Technologies AG (EUR)	40,364
4,422	KION Group AG (EUR)	145,936
1,466	Knorr-Bremse AG (EUR)	106,831
907	Krones AG (EUR)	112,742
1,248	LEG Immobilien SE (EUR)	105,746
See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany (Continued)
3,363	Mercedes-Benz Group AG (EUR)	$187,416
279	MTU Aero Engines AG (EUR)	93,059
4,752	Porsche Automobil Holding SE (Preference Shares) (EUR)	178,928
85	Rational AG (EUR)	72,551
5,971	RWE AG (EUR)	178,315
190	SAP SE (EUR)	46,507
5,901	Siemens Energy AG (EUR) (e)	307,951
315	Symrise AG (EUR)	33,494
2,051	Volkswagen AG (Preference Shares) (EUR)	189,168
2,385	Vonovia SE (EUR)	72,435
5,271	Zalando SE (EUR) (c) (d) (e)	176,848
		4,620,370
	Greece — 4.3%
75,868	Eurobank Ergasias Services and Holdings S.A. (EUR)	175,251
5,040	Hellenic Telecommunications Organization S.A. (EUR)	77,684
3,311	Metlen Energy & Metals S.A. (EUR)	114,964
15,255	National Bank of Greece S.A. (EUR)	121,043
40,810	Piraeus Financial Holdings S.A. (EUR)	162,751
9,727	Public Power Corp. S.A. (EUR)	124,334
		776,027
	Ireland — 2.1%
22,760	AIB Group PLC (EUR)	125,660
7,784	Bank of Ireland Group PLC (EUR)	71,003
4,939	Glanbia PLC (EUR)	68,197
2,816	Ryanair Holdings PLC, ADR	122,750
		387,610
	Italy — 14.7%
75,282	A2A S.p.A. (EUR)	167,269
3,448	Banca Mediolanum S.p.A (EUR)	41,038
37,663	Banca Monte dei Paschi di Siena S.p.A. (EUR)	265,524
12,888	Banco BPM S.p.A. (EUR)	104,290
30,917	BPER Banca S.p.A. (EUR)	196,444
5,452	Buzzi S.p.A. (EUR)	200,937
1,413	De’ Longhi S.p.A (EUR)	44,085
11,412	Eni S.p.A. (EUR)	154,739
5,077	FinecoBank Banca Fineco S.p.A (EUR)	88,299
6,016	Generali (EUR)	169,938
21,795	Hera S.p.A. (EUR)	77,482
40,687	Intesa Sanpaolo S.p.A. (EUR)	162,809
Shares	Description	Value

	Italy (Continued)
14,376	Italgas S.p.A. (EUR)	$80,562
1,950	Leonardo S.p.A. (EUR)	52,376
2,548	Mediobanca Banca di Credito Finanziario S.p.A. (EUR)	37,149
28,649	Pirelli & C S.p.A. (EUR) (c) (d)	162,447
1,797	Prysmian S.p.A. (EUR)	114,775
19,728	Saipem S.p.A. (EUR) (e)	51,272
469,345	Telecom Italia S.p.A. (EUR) (e)	119,890
3,967	UniCredit S.p.A. (EUR)	158,308
18,292	Unipol Gruppo S.p.A. (EUR)	227,942
		2,677,575
	Luxembourg — 2.1%
41,482	Aroundtown S.A. (EUR) (e)	125,513
13,808	Tenaris S.A. (EUR)	258,456
		383,969
	Netherlands — 7.3%
2,142	Aalberts N.V. (EUR)	76,193
4,817	ABN AMRO Bank N.V. (EUR) (c) (d)	74,297
1,254	Arcadis N.V. (EUR)	76,379
161	Argenx SE (EUR) (e)	100,063
887	ASR Nederland N.V. (EUR)	42,063
801	Euronext N.V. (EUR) (c) (d)	89,858
3,774	Koninklijke Ahold Delhaize N.V. (EUR)	123,104
6,633	Koninklijke Philips N.V. (EUR) (g)	167,647
2,809	Koninklijke Vopak N.V. (EUR)	123,662
3,487	NN Group N.V. (EUR)	151,957
2,982	Prosus N.V. (EUR)	118,460
7,323	STMicroelectronics N.V. (EUR)	184,139
		1,327,822
	Portugal — 2.0%
481,425	Banco Comercial Portugues S.A., Class R (EUR)	231,739
19,031	EDP S.A. (EUR)	60,934
4,646	Galp Energia SGPS S.A. (EUR)	76,760
		369,433
	Spain — 8.4%
1,531	Acciona S.A. (EUR)	172,386
1,881	ACS Actividades de Construccion y Servicios S.A. (EUR)	94,382
4,020	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	39,359
102,236	Banco de Sabadell S.A. (EUR)	198,777
25,454	Banco Santander S.A. (EUR)	117,713
4,924	Bankinter S.A. (EUR)	38,968
29,107	CaixaBank S.A. (EUR)	157,868
11,453	Grifols S.A. (EUR) (e)	108,528
2,810	Iberdrola S.A. (EUR)	38,713
See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain (Continued)
2,219	Industria de Diseno Textil S.A. (EUR)	$114,100
65,274	Mapfre S.A. (EUR)	165,384
2,235	Redeia Corp. S.A. (EUR)	38,200
16,477	Repsol S.A. (EUR)	199,522
8,880	Telefonica S.A. (EUR)	36,214
		1,520,114
	Switzerland — 0.9%
1,578	DSM-Firmenich AG (EUR)	159,730
	Total Common Stocks	18,098,957
	(Cost $19,510,712)
MONEY MARKET FUNDS — 0.2%
29,236	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (h)	29,236
	(Cost $29,236)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.3%
$244,156	Bank of America Corp., 4.45% (h), dated 12/31/24, due 01/02/25, with a maturity value of $244,216. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 3.63%, due 05/31/28 to 05/15/54. The value of the collateral including accrued interest is $249,039. (i)	244,156
	(Cost $244,156)

	Total Investments — 100.9%	18,372,349
	(Cost $19,784,104)
	Net Other Assets and Liabilities — (0.9)%	(169,207)
	Net Assets — 100.0%	$18,203,142

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $193,039 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $244,156.

(g)	Non-income producing security which makes payment-in- kind distributions.
(h)	Rate shown reflects yield as of December 31, 2024.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	97.8%
USD	2.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 18,098,957	$ 18,098,957	$ —	$ —
Money Market Funds	29,236	29,236	—	—
Repurchase Agreements	244,156	—	244,156	—
Total Investments	$18,372,349	$18,128,193	$244,156	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
December 31, 2024
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$193,039
Non-cash Collateral(2)	(193,039)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$244,156
Non-cash Collateral(4)	(244,156)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities
December 31, 2024

	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)
ASSETS:
Investments, at value	$13,959,058	$184,466,151	$12,818,446
Cash	—	—	20,717
Foreign currency, at value	—	—	6,690
Due from authorized participant	—	—	—
Receivables:
Dividends	16,444	80,637	175,653
Securities lending income	712	4,185	—
Investment securities sold	—	637,369	—
Capital shares sold	—	—	—
Reclaims	—	1,240,878	—
Other	—	—	—
Total Assets	13,976,214	186,429,220	13,021,506

LIABILITIES:
Due to custodian	—	99,192	—
Due to custodian foreign currency	—	333,498	—
Due to authorized participant	—	4,498	—
Payables:
Collateral for securities on loan	173,020	852,203	—
Investment advisory fees	9,719	130,292	9,229
Investment securities purchased	—	—	47,880
Deferred foreign capital gains tax	—	—	—
Other liabilities	—	—	—
Total Liabilities	182,739	1,419,683	57,109
NET ASSETS	$13,793,475	$185,009,537	$12,964,397

NET ASSETS consist of:
Paid-in capital	$28,944,110	$430,319,053	$59,596,019
Par value	5,000	51,500	8,500
Accumulated distributable earnings (loss)	(15,155,635)	(245,361,016)	(46,640,122)
NET ASSETS	$13,793,475	$185,009,537	$12,964,397
NET ASSET VALUE, per share	$27.59	$35.92	$15.25
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	500,002	5,150,002	850,002
Investments, at cost	$13,230,967	$179,296,030	$13,672,546
Foreign currency, at cost (proceeds)	$—	$(334,047)	$6,690
Securities on loan, at value	$162,550	$812,261	$—
See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)	First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)	First Trust Germany AlphaDEX® Fund (FGM)

$4,943,220	$49,837,042	$204,683,392	$404,412,769	$416,417,891	$7,901,409
2,575	—	—	47,737	—	—
1	—	—	—	49,716	24
—	34,770	—	—	—	—

56,150	55,777	227,788	424,396	882,277	9
—	1,306	4,486	18,583	6,660	72
—	—	31,487	166,271	496,363	—
—	—	—	—	—	—
—	—	221	786,946	616,893	30,737
—	146,804	—	—	—	—
5,001,946	50,075,699	204,947,374	405,856,702	418,469,800	7,932,251

—	—	—	—	111,897	—
—	—	—	128,177	—	—
—	—	—	—	—	—

—	2,143,085	12,432,671	13,182,311	11,345,623	231,770
3,613	24,623	130,842	272,579	280,107	5,287
—	—	—	—	138	—
—	—	—	—	385,400	—
—	—	—	—	—	—
3,613	2,167,708	12,563,513	13,583,067	12,123,165	237,057
$4,998,333	$47,907,991	$192,383,861	$392,273,635	$406,346,635	$7,695,194

$34,684,661	$58,316,955	$242,968,985	$697,748,967	$612,616,973	$40,503,102
5,500	23,500	37,000	72,364	182,000	2,000
(29,691,828)	(10,432,464)	(50,622,124)	(305,547,696)	(206,452,338)	(32,809,908)
$4,998,333	$47,907,991	$192,383,861	$392,273,635	$406,346,635	$7,695,194
$9.09	$20.39	$52.00	$54.21	$22.33	$38.48
550,002	2,350,002	3,700,002	7,236,412	18,200,002	200,002
$5,292,045	$49,781,051	$192,966,753	$386,165,687	$414,044,398	$8,167,451
$1	$—	$—	$(128,368)	$49,762	$24
$—	$2,026,387	$10,992,062	$12,431,239	$10,250,454	$218,836
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities (Continued)
December 31, 2024

	First Trust United Kingdom AlphaDEX® Fund (FKU)	First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Switzerland AlphaDEX® Fund (FSZ)
ASSETS:
Investments, at value	$64,642,349	$275,055,478	$74,339,857
Cash	—	—	—
Foreign currency, at value	66,365	14,184,610	—
Due from authorized participant	—	—	—
Receivables:
Dividends	160,022	7,958	298
Securities lending income	—	—	—
Investment securities sold	1,431	—	—
Capital shares sold	—	506	—
Reclaims	18,373	—	1,352,803
Other	—	4,054	—
Total Assets	64,888,540	289,252,606	75,692,958

LIABILITIES:
Due to custodian	—	14,116,414	—
Due to custodian foreign currency	—	—	—
Due to authorized participant	—	—	—
Payables:
Collateral for securities on loan	—	—	—
Investment advisory fees	46,135	190,076	52,500
Investment securities purchased	—	—	—
Deferred foreign capital gains tax	—	3,191,556	—
Other liabilities	—	—	—
Total Liabilities	46,135	17,498,046	52,500
NET ASSETS	$64,842,405	$271,754,560	$75,640,458

NET ASSETS consist of:
Paid-in capital	$117,595,194	$245,583,222	$99,040,737
Par value	17,000	48,500	12,000
Accumulated distributable earnings (loss)	(52,769,789)	26,122,838	(23,412,279)
NET ASSETS	$64,842,405	$271,754,560	$75,640,458
NET ASSET VALUE, per share	$38.14	$56.03	$63.03
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,700,002	4,850,002	1,200,002
Investments, at cost	$62,701,204	$241,591,760	$71,546,730
Foreign currency, at cost (proceeds)	$66,365	$14,184,610	$—
Securities on loan, at value	$—	$—	$—
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)	First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$6,157,984	$308,081,198	$18,372,349
—	—	—
304	19,644	—
—	—	—

11,288	213,910	1,169
158	67,035	1,297
—	74,529	376,898
—	—	—
3,496	146,293	98,844
—	—	—
6,173,230	308,602,609	18,850,557

—	—	—
—	—	60,128
—	—	318,804

113,319	18,433,509	244,156
4,161	202,023	21,183
—	21	—
—	62,081	—
—	—	3,144
117,480	18,697,634	647,415
$6,055,750	$289,904,975	$18,203,142

$11,027,876	$333,891,606	$42,287,503
1,500	75,500	4,500
(4,973,626)	(44,062,131)	(24,088,861)
$6,055,750	$289,904,975	$18,203,142
$40.37	$38.40	$40.45
150,002	7,550,002	450,002
$6,228,359	$305,791,594	$19,784,104
$306	$19,659	$(60,198)
$106,412	$17,020,584	$193,039
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations
For the Year Ended December 31, 2024

	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)
INVESTMENT INCOME:
Dividends	$554,444	$10,402,455	$1,874,602
Other income	—	—	—
Securities lending income (net of fees)	6,231	50,405	—
Foreign withholding tax	(21,472)	(1,316,380)	(128,056)
Total investment income	539,203	9,136,480	1,746,546

EXPENSES:
Investment advisory fees	116,769	1,670,938	329,126
Other expenses	—	—	—
Total expenses	116,769	1,670,938	329,126
NET INVESTMENT INCOME (LOSS)	422,434	7,465,542	1,417,420

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,067,839	11,670,724	3,659,681
In-kind redemptions	197,323	5,671,401	877,591
Foreign currency transactions	(21,791)	(35,871)	(321,643)
Foreign capital gains tax	—	—	—
Net realized gain (loss)	1,243,371	17,306,254	4,215,629
Net change in unrealized appreciation (depreciation) on:
Investments	(1,202,298)	(16,517,552)	(15,679,911)
Foreign currency translation	(456)	(79,921)	(21,222)
Deferred foreign capital gains tax	—	—	—
Net change in unrealized appreciation (depreciation)	(1,202,754)	(16,597,473)	(15,701,133)
NET REALIZED AND UNREALIZED GAIN (LOSS)	40,617	708,781	(11,485,504)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$463,051	$8,174,323	$(10,068,084)
See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)	First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)	First Trust Germany AlphaDEX® Fund (FGM)

$319,839	$438,048	$5,927,541	$17,109,779	$23,912,561	$336,681
—	—	—	—	—	—
—	9,958	60,051	106,716	108,714	352
(149)	(33,625)	(594,444)	(1,625,758)	(2,185,035)	(47,730)
319,690	414,381	5,393,148	15,590,737	21,836,240	289,303

49,321	73,315	1,576,227	3,302,946	3,431,302	82,339
—	—	—	—	—	—
49,321	73,315	1,576,227	3,302,946	3,431,302	82,339
270,369	341,066	3,816,921	12,287,791	18,404,938	206,964

257,858	(1,010,069)	(2,019,029)	38,802,021	19,600,270	(1,072,745)
—	494,644	13,074,086	6,072,753	1,662,109	576,022
(8,759)	1,528	(214,618)	(303,856)	(1,690,326)	(637)
—	—	—	—	(2,003,050)	—
249,099	(513,897)	10,840,439	44,570,918	17,569,003	(497,360)

(1,995,607)	939,331	(4,186,546)	(28,763,911)	(19,663,639)	505,870
(6,422)	57	(4,495)	(47,303)	(87,724)	(1,244)
—	—	—	—	500,842	—
(2,002,029)	939,388	(4,191,041)	(28,811,214)	(19,250,521)	504,626
(1,752,930)	425,491	6,649,398	15,759,704	(1,681,518)	7,266
$(1,482,561)	$766,557	$10,466,319	$28,047,495	$16,723,420	$214,230
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations (Continued)
For the Year Ended December 31, 2024

	First Trust United Kingdom AlphaDEX® Fund (FKU)	First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Switzerland AlphaDEX® Fund (FSZ)
INVESTMENT INCOME:
Dividends	$2,354,003	$3,180,134	$2,372,000
Other income	—	4,183	—
Securities lending income (net of fees)	—	—	—
Foreign withholding tax	(17,941)	(720,006)	(278,992)
Total investment income	2,336,062	2,464,311	2,093,008

EXPENSES:
Investment advisory fees	513,395	1,840,423	671,955
Other expenses	—	24,678	—
Total expenses	513,395	1,865,101	671,955
NET INVESTMENT INCOME (LOSS)	1,822,667	599,210	1,421,053

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	237,081	3,441,238	1,746,432
In-kind redemptions	2,096,542	—	1,556,531
Foreign currency transactions	(5,713)	(421,950)	2,146
Foreign capital gains tax	—	(2,698,031)	—
Net realized gain (loss)	2,327,910	321,257	3,305,109
Net change in unrealized appreciation (depreciation) on:
Investments	2,686,536	1,595,630	(5,466,548)
Foreign currency translation	(2,707)	(130)	(77,712)
Deferred foreign capital gains tax	—	733,177	—
Net change in unrealized appreciation (depreciation)	2,683,829	2,328,677	(5,544,260)
NET REALIZED AND UNREALIZED GAIN (LOSS)	5,011,739	2,649,934	(2,239,151)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,834,406	$3,249,144	$(818,098)
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)	First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$317,207	$13,329,843	$1,510,523
—	—	—
3,297	384,269	5,726
(41,274)	(1,151,780)	(218,228)
279,230	12,562,332	1,298,021

64,631	2,581,237	295,883
—	—	—
64,631	2,581,237	295,883
214,599	9,981,095	1,002,138

564,931	12,259,378	(46,494)
129,005	3,333,908	3,218,813
(10,407)	(1,075,138)	(5,675)
—	(127,710)	—
683,529	14,390,438	3,166,644

(655,315)	(9,631,505)	(2,879,654)
(464)	(19,786)	(3,748)
—	(62,081)	—
(655,779)	(9,713,372)	(2,883,402)
27,750	4,677,066	283,242
$242,349	$14,658,161	$1,285,380
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets

	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)		First Trust Europe AlphaDEX® Fund (FEP)
	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$422,434	$512,193	$7,465,542	$8,146,193
Net realized gain (loss)	1,243,371	(944,121)	17,306,254	5,779,904
Net change in unrealized appreciation (depreciation)	(1,202,754)	1,895,957	(16,597,473)	20,939,387
Net increase (decrease) in net assets resulting from operations	463,051	1,464,029	8,174,323	34,865,484

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(466,052)	(516,113)	(9,806,543)	(8,532,327)
Return of capital	—	(19,099)	—	—
Total distributions to shareholders	(466,052)	(535,212)	(9,806,543)	(8,532,327)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	5,403,480	—	26,660,142
Cost of shares redeemed	(4,046,995)	—	(36,669,856)	(83,848,195)
Net increase (decrease) in net assets resulting from shareholder transactions	(4,046,995)	5,403,480	(36,669,856)	(57,188,053)
Total increase (decrease) in net assets	(4,049,996)	6,332,297	(38,302,076)	(30,854,896)

NET ASSETS:
Beginning of period	17,843,471	11,511,174	223,311,613	254,166,509
End of period	$13,793,475	$17,843,471	$185,009,537	$223,311,613

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	650,002	450,002	6,150,002	7,850,002
Shares sold	—	200,000	—	750,000
Shares redeemed	(150,000)	—	(1,000,000)	(2,450,000)
Shares outstanding, end of period	500,002	650,002	5,150,002	6,150,002
See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)		First Trust Brazil AlphaDEX® Fund (FBZ)		First Trust China AlphaDEX® Fund (FCA)
Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023

$1,417,420	$4,012,052	$270,369	$372,036	$341,066	$465,662
4,215,629	(2,864,942)	249,099	(1,950,591)	(513,897)	(2,272,567)
(15,701,133)	18,210,319	(2,002,029)	2,174,571	939,388	771,351
(10,068,084)	19,357,429	(1,482,561)	596,016	766,557	(1,035,554)

(1,439,862)	(3,928,252)	(235,401)	(455,537)	(313,487)	(467,047)
—	—	—	(180,835)	—	—
(1,439,862)	(3,928,252)	(235,401)	(636,372)	(313,487)	(467,047)

—	22,316,724	—	—	45,358,525	2,252,346
(50,268,605)	(33,363,361)	—	(56,620,629)	(4,402,064)	(1,811,194)
(50,268,605)	(11,046,637)	—	(56,620,629)	40,956,461	441,152
(61,776,551)	4,382,540	(1,717,962)	(56,660,985)	41,409,531	(1,061,449)

74,740,948	70,358,408	6,716,295	63,377,280	6,498,460	7,559,909
$12,964,397	$74,740,948	$4,998,333	$6,716,295	$47,907,991	$6,498,460

3,600,002	4,200,002	550,002	6,000,002	350,002	350,002
—	1,200,000	—	—	2,200,000	100,000
(2,750,000)	(1,800,000)	—	(5,450,000)	(200,000)	(100,000)
850,002	3,600,002	550,002	550,002	2,350,002	350,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)

	First Trust Japan AlphaDEX® Fund (FJP)		First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$3,816,921	$3,204,509	$12,287,791	$13,977,058
Net realized gain (loss)	10,840,439	7,552,392	44,570,918	10,645,391
Net change in unrealized appreciation (depreciation)	(4,191,041)	16,487,023	(28,811,214)	31,647,894
Net increase (decrease) in net assets resulting from operations	10,466,319	27,243,924	28,047,495	56,270,343

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(6,101,123)	(5,835,068)	(15,547,549)	(20,076,546)
Return of capital	—	—	—	—
Total distributions to shareholders	(6,101,123)	(5,835,068)	(15,547,549)	(20,076,546)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	55,503,822	165,432,676	11,289,085	59,204,850
Cost of shares redeemed	(55,023,040)	(85,072,016)	(41,154,062)	(105,093,394)
Net increase (decrease) in net assets resulting from shareholder transactions	480,782	80,360,660	(29,864,977)	(45,888,544)
Total increase (decrease) in net assets	4,845,978	101,769,516	(17,365,031)	(9,694,747)

NET ASSETS:
Beginning of period	187,537,883	85,768,367	409,638,666	419,333,413
End of period	$192,383,861	$187,537,883	$392,273,635	$409,638,666

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,700,002	2,000,002	7,786,412	8,686,412
Shares sold	1,050,000	3,450,000	200,000	1,150,000
Shares redeemed	(1,050,000)	(1,750,000)	(750,000)	(2,050,000)
Shares outstanding, end of period	3,700,002	3,700,002	7,236,412	7,786,412
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)		First Trust Germany AlphaDEX® Fund (FGM)		First Trust United Kingdom AlphaDEX® Fund (FKU)
Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023

$18,404,938	$22,515,691	$206,964	$349,082	$1,822,667	$703,194
17,569,003	(10,245,798)	(497,360)	(1,230,659)	2,327,910	(2,880,655)
(19,250,521)	29,527,424	504,626	2,609,516	2,683,829	6,484,001
16,723,420	41,797,317	214,230	1,727,939	6,834,406	4,306,540

(14,849,591)	(21,978,577)	(206,602)	(543,057)	(2,686,743)	(862,727)
—	—	—	—	—	—
(14,849,591)	(21,978,577)	(206,602)	(543,057)	(2,686,743)	(862,727)

7,086,040	74,069,271	—	5,946,386	52,210,852	1,761,195
(19,168,195)	(49,710,908)	(7,836,857)	(5,750,427)	(11,728,720)	(16,720,627)
(12,082,155)	24,358,363	(7,836,857)	195,959	40,482,132	(14,959,432)
(10,208,326)	44,177,103	(7,829,229)	1,380,841	44,629,795	(11,515,619)

416,554,961	372,377,858	15,524,423	14,143,582	20,212,610	31,728,229
$406,346,635	$416,554,961	$7,695,194	$15,524,423	$64,842,405	$20,212,610

18,750,002	17,650,002	400,002	400,002	550,002	1,000,002
300,000	3,450,000	—	150,000	1,450,000	50,000
(850,000)	(2,350,000)	(200,000)	(150,000)	(300,000)	(500,000)
18,200,002	18,750,002	200,002	400,002	1,700,002	550,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)

	First Trust India NIFTY 50 Equal Weight ETF (NFTY)		First Trust Switzerland AlphaDEX® Fund (FSZ)
	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$599,210	$690,058	$1,421,053	$2,332,620
Net realized gain (loss)	321,257	(673,877)	3,305,109	7,450,488
Net change in unrealized appreciation (depreciation)	2,328,677	24,150,448	(5,544,260)	8,273,004
Net increase (decrease) in net assets resulting from operations	3,249,144	24,166,629	(818,098)	18,056,112

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(4,004,107)	(157,225)	(1,453,362)	(2,860,673)
Return of capital	(196,609)	—	—	—
Total distributions to shareholders	(4,200,716)	(157,225)	(1,453,362)	(2,860,673)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	151,028,379	47,463,718	3,212,070	18,552,573
Cost of shares redeemed	—	(23,794,172)	(9,741,239)	(47,266,218)
Net increase (decrease) in net assets resulting from shareholder transactions	151,028,379	23,669,546	(6,529,169)	(28,713,645)
Total increase (decrease) in net assets	150,076,807	47,678,950	(8,800,629)	(13,518,206)

NET ASSETS:
Beginning of period	121,677,753	73,998,803	84,441,087	97,959,293
End of period	$271,754,560	$121,677,753	$75,640,458	$84,441,087

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,250,002	1,700,002	1,300,002	1,800,002
Shares sold	2,600,000	1,050,000	50,000	300,000
Shares redeemed	—	(500,000)	(150,000)	(800,000)
Shares outstanding, end of period	4,850,002	2,250,002	1,200,002	1,300,002
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)		First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)		First Trust Eurozone AlphaDEX® ETF (FEUZ)
Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023

$214,599	$234,016	$9,981,095	$13,596,442	$1,002,138	$495,477
683,529	225,574	14,390,438	(6,963,527)	3,166,644	(568,287)
(655,779)	370,433	(9,713,372)	2,782,578	(2,883,402)	2,600,263
242,349	830,023	14,658,161	9,415,493	1,285,380	2,527,453

(278,153)	(234,822)	(11,953,498)	(15,107,384)	(919,132)	(540,138)
—	—	—	—	—	—
(278,153)	(234,822)	(11,953,498)	(15,107,384)	(919,132)	(540,138)

—	—	2,115,682	197,427,124	43,729,596	—
(2,038,710)	—	(41,256,391)	(32,147,112)	(44,099,283)	—
(2,038,710)	—	(39,140,709)	165,280,012	(369,687)	—
(2,074,514)	595,201	(36,436,046)	159,588,121	(3,439)	1,987,315

8,130,264	7,535,063	326,341,021	166,752,900	18,206,581	16,219,266
$6,055,750	$8,130,264	$289,904,975	$326,341,021	$18,203,142	$18,206,581

200,002	200,002	8,550,002	4,300,002	450,002	450,002
—	—	50,000	5,150,000	1,050,000	—
(50,000)	—	(1,050,000)	(900,000)	(1,050,000)	—
150,002	200,002	7,550,002	8,550,002	450,002	450,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights
For a share outstanding throughout each period
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.45	$25.58	$31.57	$32.25	$28.57
Income from investment operations:
Net investment income (loss)	0.81 (a)	0.82 (a)	0.97	1.28	0.58
Net realized and unrealized gain (loss)	0.26	1.87	(5.88)	(0.37)	3.61
Total from investment operations	1.07	2.69	(4.91)	0.91	4.19
Distributions paid to shareholders from:
Net investment income	(0.93)	(0.79)	(1.08)	(1.59)	(0.51)
Return of capital	—	(0.03)	—	—	—
Total distributions	(0.93)	(0.82)	(1.08)	(1.59)	(0.51)
Net asset value, end of period	$27.59	$27.45	$25.58	$31.57	$32.25
Total return (b)	3.84%	10.67%	(15.62)%	2.75%	14.89%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$13,793	$17,843	$11,511	$25,258	$17,736
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.89%	3.12%	3.63%	4.03%	2.33%
Portfolio turnover rate (c)	75%	90%	82%	102%	103%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Europe AlphaDEX® Fund (FEP)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$36.31	$32.38	$43.31	$38.50	$37.64
Income from investment operations:
Net investment income (loss)	1.34 (a)	1.10 (a)	0.93	1.05	0.42
Net realized and unrealized gain (loss)	0.04	4.02	(10.90)	5.26	1.32
Total from investment operations	1.38	5.12	(9.97)	6.31	1.74
Distributions paid to shareholders from:
Net investment income	(1.77)	(1.19)	(0.96)	(1.50)	(0.88)
Net asset value, end of period	$35.92	$36.31	$32.38	$43.31	$38.50
Total return (b)	3.71%	16.01%	(22.87)%	16.53%	4.95%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$185,010	$223,312	$254,167	$573,909	$442,765
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.57%	3.20%	3.23%	2.33%	1.32%
Portfolio turnover rate (c)	86%	101%	88%	105%	109%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Latin America AlphaDEX® Fund (FLN)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.76	$16.75	$17.35	$19.43	$22.67
Income from investment operations:
Net investment income (loss)	0.67 (a)	0.92 (a)	0.98	0.89	0.52
Net realized and unrealized gain (loss)	(5.23)	3.96	(0.65)	(2.16)	(3.44)
Total from investment operations	(4.56)	4.88	0.33	(1.27)	(2.92)
Distributions paid to shareholders from:
Net investment income	(0.95)	(0.87)	(0.93)	(0.81)	(0.20)
Return of capital	—	—	—	—	(0.12)
Total distributions	(0.95)	(0.87)	(0.93)	(0.81)	(0.32)
Net asset value, end of period	$15.25	$20.76	$16.75	$17.35	$19.43
Total return (b)	(22.67)%	29.64%	2.17%	(6.66)%	(12.32)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$12,964	$74,741	$70,358	$7,805	$13,599
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.45%	5.00%	7.82%	4.28%	0.81%
Portfolio turnover rate (c)	75%	99%	104%	91%	34%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Brazil AlphaDEX® Fund (FBZ)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.21	$10.56	$11.47	$13.39	$17.24
Income from investment operations:
Net investment income (loss)	0.49 (a)	0.52 (a)	0.95	0.94	0.09
Net realized and unrealized gain (loss)	(3.18)	2.18	(0.82)	(2.08)	(3.60)
Total from investment operations	(2.69)	2.70	0.13	(1.14)	(3.51)
Distributions paid to shareholders from:
Net investment income	(0.43)	(0.75)	(1.04)	(0.78)	(0.28)
Return of capital	—	(0.30)	—	—	(0.06)
Total distributions	(0.43)	(1.05)	(1.04)	(0.78)	(0.34)
Net asset value, end of period	$9.09	$12.21	$10.56	$11.47	$13.39
Total return (b)	(22.45)%	27.92%	1.45%	(9.00)%	(19.48)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,998	$6,716	$63,377	$12,039	$9,373
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.39%	4.88%	8.88%	7.36%	0.72%
Portfolio turnover rate (c)	63%	55%	95%	225%	154%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust China AlphaDEX® Fund (FCA)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.57	$21.60	$27.57	$29.16	$26.87
Income from investment operations:
Net investment income (loss)	0.72 (a)	1.10 (a)	1.28	1.22	1.22
Net realized and unrealized gain (loss)	2.14	(3.07)	(5.97)	(1.47)	2.26
Total from investment operations	2.86	(1.97)	(4.69)	(0.25)	3.48
Distributions paid to shareholders from:
Net investment income	(1.04)	(1.06)	(1.28)	(1.34)	(1.19)
Net asset value, end of period	$20.39	$18.57	$21.60	$27.57	$29.16
Total return (b)	15.43%	(9.32)%	(17.10)%	(1.18)%	13.58%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$47,908	$6,498	$7,560	$9,649	$13,121
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.72%	5.32%	5.19%	3.66%	5.16%
Portfolio turnover rate (c)	62%	113%	117%	166%	83%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Japan AlphaDEX® Fund (FJP)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$50.69	$42.88	$49.86	$51.42	$51.10
Income from investment operations:
Net investment income (loss)	1.02 (a)	1.06 (a)	1.19	0.81	0.49
Net realized and unrealized gain (loss)	1.93	8.51	(7.23)	(1.16)	0.34
Total from investment operations	2.95	9.57	(6.04)	(0.35)	0.83
Distributions paid to shareholders from:
Net investment income	(1.64)	(1.76)	(0.94)	(1.21)	(0.51)
Net asset value, end of period	$52.00	$50.69	$42.88	$49.86	$51.42
Total return (b)	5.84%	22.42%	(12.04)%	(0.69)%	1.71%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$192,384	$187,538	$85,768	$34,901	$41,136
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.94%	2.21%	2.92%	1.53%	1.13%
Portfolio turnover rate (c)	82%	61%	79%	126%	136%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$52.61	$48.27	$60.64	$56.88	$55.79
Income from investment operations:
Net investment income (loss)	1.65 (a)	1.56 (a)	1.67	1.52	0.68
Net realized and unrealized gain (loss)	2.05	5.07	(12.95)	4.55	1.78
Total from investment operations	3.70	6.63	(11.28)	6.07	2.46
Distributions paid to shareholders from:
Net investment income	(2.10)	(2.29)	(1.09)	(2.31)	(1.37)
Net asset value, end of period	$54.21	$52.61	$48.27	$60.64	$56.88
Total return (b)	7.02%	13.89%	(18.57)%	10.70%	4.61%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$392,274	$409,639	$419,333	$414,579	$360,418
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.98%	3.05%	3.09%	2.42%	1.39%
Portfolio turnover rate (c)	97%	109%	95%	111%	117%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets AlphaDEX® Fund (FEM)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$22.22	$21.10	$26.24	$25.31	$26.36
Income from investment operations:
Net investment income (loss)	1.00 (a)	1.15 (a)	1.34	1.11	0.63
Net realized and unrealized gain (loss)	(0.08)	1.07	(5.19)	0.90	(1.00)
Total from investment operations	0.92	2.22	(3.85)	2.01	(0.37)
Distributions paid to shareholders from:
Net investment income	(0.81)	(1.10)	(1.29)	(1.08)	(0.68)
Net asset value, end of period	$22.33	$22.22	$21.10	$26.24	$25.31
Total return (b)	3.97%	10.87%	(14.33)%	7.90%	(0.92)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$406,347	$416,555	$372,378	$436,915	$441,711
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.29%	5.40%	5.90%	4.03%	2.53%
Portfolio turnover rate (c)	94%	105%	106%	119%	111%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Germany AlphaDEX® Fund (FGM)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$38.81	$35.36	$53.78	$51.56	$44.39
Income from investment operations:
Net investment income (loss)	0.78 (a)	0.74 (a)	1.77	0.91	0.68
Net realized and unrealized gain (loss)	(0.28) (b)	3.81	(18.27)	2.08	7.17
Total from investment operations	0.50	4.55	(16.50)	2.99	7.85
Distributions paid to shareholders from:
Net investment income	(0.83)	(1.10)	(1.92)	(0.77)	(0.68)
Net asset value, end of period	$38.48	$38.81	$35.36	$53.78	$51.56
Total return (c)	1.39%	12.88%	(30.39)%	5.74%	17.90%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,695	$15,524	$14,144	$99,497	$95,381
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.01%	1.95%	2.23%	1.67%	1.40%
Portfolio turnover rate (d)	92%	82%	152%	80%	106%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust United Kingdom AlphaDEX® Fund (FKU)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$36.75	$31.73	$43.97	$38.06	$40.99
Income from investment operations:
Net investment income (loss)	1.09 (a)	1.05 (a)	1.54	1.29	0.58
Net realized and unrealized gain (loss)	1.85	5.37	(12.02)	5.93	(2.95)
Total from investment operations	2.94	6.42	(10.48)	7.22	(2.37)
Distributions paid to shareholders from:
Net investment income	(1.55)	(1.40)	(1.76)	(1.31)	(0.56)
Net asset value, end of period	$38.14	$36.75	$31.73	$43.97	$38.06
Total return (b)	8.01%	20.59%	(23.52)%	19.10%	(5.25)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$64,842	$20,213	$31,728	$98,943	$19,030
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.84%	3.08%	4.29%	3.34%	1.72%
Portfolio turnover rate (c)	46%	77%	98%	45%	109%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust India NIFTY 50 Equal Weight ETF (NFTY)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$54.08	$43.53	$48.23	$38.83	$35.26
Income from investment operations:
Net investment income (loss)	0.15 (a)	0.31 (a)	0.22	0.48	0.30
Net realized and unrealized gain (loss)	2.70	10.31	(2.35)	9.65	3.50
Total from investment operations	2.85	10.62	(2.13)	10.13	3.80
Distributions paid to shareholders from:
Net investment income	—	—	(0.05)	(0.73)	(0.23)
Net realized gain	(0.86)	(0.07)	(2.52)	—	—
Return of capital	(0.04)	—	—	—	—
Total distributions	(0.90)	(0.07)	(2.57)	(0.73)	(0.23)
Net asset value, end of period	$56.03	$54.08	$43.53	$48.23	$38.83
Total return (b)	5.27%	24.44%	(4.45)%	26.15%	10.66%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$271,755	$121,678	$73,999	$62,703	$3,883
Ratio of total expenses to average net assets	0.81% (c)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	0.26%	0.68%	0.68%	0.95%	0.98%
Portfolio turnover rate (d)	30%	43%	56%	57%	38%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes other expenses. If these other expenses were not included, the expense ratio would have been 0.80%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Switzerland AlphaDEX® Fund (FSZ)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$64.95	$54.42	$71.39	$60.85	$54.11
Income from investment operations:
Net investment income (loss)	1.10 (a)	1.32 (a)	1.98	0.78	0.88
Net realized and unrealized gain (loss)	(1.89)	10.58	(17.03)	10.92	6.78
Total from investment operations	(0.79)	11.90	(15.05)	11.70	7.66
Distributions paid to shareholders from:
Net investment income	(1.13)	(1.37)	(1.92)	(1.16)	(0.92)
Net asset value, end of period	$63.03	$64.95	$54.42	$71.39	$60.85
Total return (b)	(1.25)%	22.07%	(20.88)%	19.34%	14.50%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$75,640	$84,441	$97,959	$99,943	$97,354
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.69%	2.20%	2.30%	1.25%	1.59%
Portfolio turnover rate (c)	71%	68%	64%	66%	86%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$40.65	$37.67	$46.06	$42.72	$39.03
Income from investment operations:
Net investment income (loss)	1.10 (a)	1.17 (a)	1.09	0.74	0.46
Net realized and unrealized gain (loss)	0.19	2.98	(8.09)	3.99	4.09
Total from investment operations	1.29	4.15	(7.00)	4.73	4.55
Distributions paid to shareholders from:
Net investment income	(1.57)	(1.17)	(1.39)	(1.39)	(0.86)
Net asset value, end of period	$40.37	$40.65	$37.67	$46.06	$42.72
Total return (b)	3.14%	11.13%	(15.00)%	11.09%	12.18%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,056	$8,130	$7,535	$13,817	$8,544
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.66%	2.99%	2.88%	1.46%	1.35%
Portfolio turnover rate (c)	117%	124%	109%	116%	127%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$38.17	$38.78	$40.29	$41.24	$39.28
Income from investment operations:
Net investment income (loss)	1.22 (a)	1.72 (a)	1.86	1.57	0.74
Net realized and unrealized gain (loss)	0.51	(0.54)	(1.60)	(0.01)	2.41
Total from investment operations	1.73	1.18	0.26	1.56	3.15
Distributions paid to shareholders from:
Net investment income	(1.50)	(1.79)	(1.77)	(2.51)	(1.19)
Net asset value, end of period	$38.40	$38.17	$38.78	$40.29	$41.24
Total return (b)	4.43%	3.21%	1.36%	3.68%	8.73%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$289,905	$326,341	$166,753	$143,030	$152,581
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.09%	4.59%	4.60%	3.65%	2.38%
Portfolio turnover rate (c)	109%	124%	117%	127%	123%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Eurozone AlphaDEX® ETF (FEUZ)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$40.46	$36.04	$46.36	$42.10	$40.88
Income from investment operations:
Net investment income (loss)	1.15 (a)	1.10 (a)	0.85	1.10	0.50
Net realized and unrealized gain (loss)	(0.36) (b)	4.52	(10.05)	4.32	1.34
Total from investment operations	0.79	5.62	(9.20)	5.42	1.84
Distributions paid to shareholders from:
Net investment income	(0.80)	(1.20)	(1.12)	(1.16)	(0.62)
Net asset value, end of period	$40.45	$40.46	$36.04	$46.36	$42.10
Total return (c)	1.88%	15.71%	(19.65)%	12.90%	4.69%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$18,203	$18,207	$16,219	$81,135	$27,363
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.71%	2.84%	2.09%	2.27%	1.26%
Portfolio turnover rate (d)	77%	90%	56%	59%	93%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2024

1. Organization
First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the fifteen funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Fund are listed and traded on Nasdaq, Inc. (“Nasdaq”).

First Trust Asia Pacific ex-Japan AlphaDEX® Fund – (ticker “FPA”)
First Trust Europe AlphaDEX® Fund – (ticker “FEP”)
First Trust Latin America AlphaDEX® Fund – (ticker “FLN”)
First Trust Brazil AlphaDEX® Fund – (ticker “FBZ”)
First Trust China AlphaDEX® Fund – (ticker “FCA”)
First Trust Japan AlphaDEX® Fund – (ticker “FJP”)
First Trust Developed Markets ex-US AlphaDEX® Fund – (ticker “FDT”)
First Trust Emerging Markets AlphaDEX® Fund – (ticker “FEM”)
First Trust Germany AlphaDEX® Fund – (ticker “FGM”)
First Trust United Kingdom AlphaDEX® Fund – (ticker “FKU”)
First Trust India NIFTY 50 Equal Weight ETF – (ticker “NFTY”)
First Trust Switzerland AlphaDEX® Fund – (ticker “FSZ”)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund – (ticker “FDTS”)
First Trust Emerging Markets Small Cap AlphaDEX® Fund – (ticker “FEMS”)
First Trust Eurozone AlphaDEX® ETF – (ticker “FEUZ”)
Each Fund operates as a diversified open-end management investment company as defined in section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index
First Trust Europe AlphaDEX® Fund	Nasdaq AlphaDEX® EuropeTM Index
First Trust Latin America AlphaDEX® Fund	Nasdaq AlphaDEX® Latin AmericaTM Index
First Trust Brazil AlphaDEX® Fund	Nasdaq AlphaDEX® BrazilTM Index
First Trust China AlphaDEX® Fund	Nasdaq AlphaDEX® ChinaTM Index
First Trust Japan AlphaDEX® Fund	Nasdaq AlphaDEX® JapanTM Index
First Trust Developed Markets ex-US AlphaDEX® Fund	Nasdaq AlphaDEX® Developed Markets Ex-USTM Index
First Trust Emerging Markets AlphaDEX® Fund	Nasdaq AlphaDEX® Emerging MarketsTM Index
First Trust Germany AlphaDEX® Fund	Nasdaq AlphaDEX® GermanyTM Index
First Trust United Kingdom AlphaDEX® Fund	Nasdaq AlphaDEX® United KingdomTM Index
First Trust India NIFTY 50 Equal Weight ETF	NIFTY 50 Equal WeightTM Index
First Trust Switzerland AlphaDEX® Fund	Nasdaq AlphaDEX® SwitzerlandTM Index
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index
First Trust Emerging Markets Small Cap AlphaDEX® Fund	Nasdaq AlphaDEX® Emerging Markets Small CapTM Index
First Trust Eurozone AlphaDEX® ETF	Nasdaq AlphaDEX® EurozoneTM Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2024
United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2024
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2024
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2024
securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2024, FPA, FEP, FCA, FJP, FDT, FEM, FGM, FDTS, FEMS, and FEUZ had securities in the securities lending program. During the fiscal year ended December 31, 2024, FPA, FEP, FCA, FJP, FDT, FEM, FGM, FDTS, FEMS, and FEUZ participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
F. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended December 31, 2024, were received as collateral for lending securities.
G. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$466,052	$—	$—
First Trust Europe AlphaDEX® Fund	9,806,543	—	—
First Trust Latin America AlphaDEX® Fund	1,439,862	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2024
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Brazil AlphaDEX® Fund	$235,401	$—	$—
First Trust China AlphaDEX® Fund	313,487	—	—
First Trust Japan AlphaDEX® Fund	6,101,123	—	—
First Trust Developed Markets ex-US AlphaDEX® Fund	15,547,549	—	—
First Trust Emerging Markets AlphaDEX® Fund	14,849,591	—	—
First Trust Germany AlphaDEX® Fund	206,602	—	—
First Trust United Kingdom AlphaDEX® Fund	2,686,743	—	—
First Trust India NIFTY 50 Equal Weight ETF	2,979,680	1,024,427	196,609
First Trust Switzerland AlphaDEX® Fund	1,453,362	—	—
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	278,153	—	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	11,953,498	—	—
First Trust Eurozone AlphaDEX® ETF	919,132	—	—
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2023 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$516,113	$—	$19,099
First Trust Europe AlphaDEX® Fund	8,532,327	—	—
First Trust Latin America AlphaDEX® Fund	3,928,252	—	—
First Trust Brazil AlphaDEX® Fund	455,537	—	180,835
First Trust China AlphaDEX® Fund	467,047	—	—
First Trust Japan AlphaDEX® Fund	5,835,068	—	—
First Trust Developed Markets ex-US AlphaDEX® Fund	20,076,546	—	—
First Trust Emerging Markets AlphaDEX® Fund	21,978,577	—	—
First Trust Germany AlphaDEX® Fund	543,057	—	—
First Trust United Kingdom AlphaDEX® Fund	862,727	—	—
First Trust India NIFTY 50 Equal Weight ETF	157,225	—	—
First Trust Switzerland AlphaDEX® Fund	2,860,673	—	—
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	234,822	—	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	15,107,384	—	—
First Trust Eurozone AlphaDEX® ETF	540,138	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2024
As of December 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$—	$(15,829,960)	$674,325
First Trust Europe AlphaDEX® Fund	337,283	(248,849,675)	3,151,376
First Trust Latin America AlphaDEX® Fund	—	(45,539,735)	(1,100,387)
First Trust Brazil AlphaDEX® Fund	(25,063)	(29,090,886)	(575,879)
First Trust China AlphaDEX® Fund	29,107	(10,498,620)	37,049
First Trust Japan AlphaDEX® Fund	—	(59,545,624)	8,923,500
First Trust Developed Markets ex-US AlphaDEX® Fund	43,415	(318,483,865)	12,892,754
First Trust Emerging Markets AlphaDEX® Fund	96,236	(206,629,718)	81,144
First Trust Germany AlphaDEX® Fund	—	(32,533,842)	(276,066)
First Trust United Kingdom AlphaDEX® Fund	—	(53,812,458)	1,042,669
First Trust India NIFTY 50 Equal Weight ETF	(1,037,814)	—	27,160,652
First Trust Switzerland AlphaDEX® Fund	40,751	(25,946,254)	2,493,224
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	—	(4,867,870)	(105,756)
First Trust Emerging Markets Small Cap AlphaDEX® Fund	89,988	(43,084,261)	(1,067,858)
First Trust Eurozone AlphaDEX® ETF	113,438	(22,770,866)	(1,431,433)
H. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
Capital Gains. India’s Finance Act, 2024 (“Finance Act, 2024”) was enacted into law on July 23, 2024, and amongst the other provisions, it increased long-term and short-term capital gain rates on sales of Indian securities, effective that date. As per the amended provisions, the long-term capital gains on the sale of listed shares (sold on a recognized stock exchange and where Securities Transaction Tax (“STT”) is paid) in excess of INR 0.125 million are taxed at the rate of 12.5% (plus applicable surcharge and cess), increased from 10% (plus applicable surcharge and cess), subject to satisfaction of certain conditions. As a grandfathering measure, the cost of acquisition for the purpose of calculation of long-term capital asset acquired before February 1, 2018 shall be deemed to be the higher of the following: (a) the actual cost of acquisition of such asset; and (b) lower of (i) the fair market value of such asset as on January 31, 2018 and (ii) full value of consideration as received on its transfer/disposal of the equity shares. The highest effective tax rate on long-term capital gains earned by a Fund could be 14.95% in the case of a non-corporate entity and 13.65% in the case of a corporate entity.
In the case of the sale of listed shares (sold on a recognized stock exchange and where STT is paid) held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 20% (plus applicable surcharge and cess), increased from 15% (plus applicable surcharge and cess), provided the shares are sold on the stock exchange and subjected to STT. The highest effective tax rate on short-term capital gains earned by a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2024
Short-term capital loss can be set-off against both short-term capital gains and long-term capital gains. However, long-term capital loss can be set-off only against long-term capital gains. The unabsorbed (remaining loss after setting off loss during the year against income of the year) short-term and long-term capital loss can be carried forward for immediately succeeding 8 (eight) assessment years.
Buy back. Finance Act, 2024 has amended the provisions for taxation of buyback of shares and provided that the gains arising on buyback of shares will be considered as deemed dividend in the hands of the shareholder and taxed accordingly. (Prior to enactment of Finance Act, 2024, the shareholders were exempt from tax on any income arising on buyback and distribution tax at the rate of 20% plus applicable surcharge and cess was payable by the Indian Company on buyback of shares). Further, the cost of acquisition in relation to buyback of shares shall be considered as capital loss in the hands of shareholder and the capital loss can be set off against the capital gain income.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains continue to be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess).
Dividend income. The dividend income earned by a Fund from Indian Companies shall be chargeable to tax at the rate of 20% (plus applicable surcharge and cess). The highest effective tax rate on dividend income arising to a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity. Note that a Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Interest income. Interest Income received from the Indian Investee Company shall be continued to be chargeable to tax at the rate of 20% (plus applicable surcharge and cess).
Other income. Any other income (other than capital gain, dividend, interest) earned by a Fund shall be chargeable to tax at the rate of 35% (earlier taxable at the rate of 40%) (plus applicable surcharge and cess).
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of December 31, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$15,829,960
First Trust Europe AlphaDEX® Fund	248,849,675
First Trust Latin America AlphaDEX® Fund	45,539,735
First Trust Brazil AlphaDEX® Fund	29,090,886
First Trust China AlphaDEX® Fund	10,498,620
First Trust Japan AlphaDEX® Fund	59,545,624
First Trust Developed Markets ex-US AlphaDEX® Fund*	318,483,865

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2024
Non-Expiring Capital Loss Carryforwards
First Trust Emerging Markets AlphaDEX® Fund	$206,629,718
First Trust Germany AlphaDEX® Fund	32,533,842
First Trust United Kingdom AlphaDEX® Fund	53,812,458
First Trust India NIFTY 50 Equal Weight ETF	—
First Trust Switzerland AlphaDEX® Fund	25,946,254
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	4,867,870
First Trust Emerging Markets Small Cap AlphaDEX® Fund	43,084,261
First Trust Eurozone AlphaDEX® ETF	22,770,866

*
$68,988,013 of First Trust Developed Markets ex-US AlphaDEX® Fund’s non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of
$96,428 per year.

During the taxable year ended December 31, 2024, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$1,033,469
First Trust Europe AlphaDEX® Fund	11,294,706
First Trust Latin America AlphaDEX® Fund	2,746,717
First Trust Brazil AlphaDEX® Fund	217,155
First Trust Developed Markets ex-US AlphaDEX® Fund	35,925,997
First Trust Emerging Markets AlphaDEX® Fund	38,205,993
First Trust United Kingdom AlphaDEX® Fund	381,605
First Trust Switzerland AlphaDEX® Fund	1,659,007
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	506,646
First Trust Emerging Markets Small Cap AlphaDEX® Fund	8,017,073
First Trust Eurozone AlphaDEX® ETF	3,965
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2024, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust Brazil AlphaDEX® Fund	$25,063	$—
First Trust India NIFTY 50 Equal Weight ETF	1,037,814	—

In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2024, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$107,281	$(200,776)	$93,495

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2024
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Europe AlphaDEX® Fund	$1,185,703	$(6,036,185)	$4,850,482
First Trust Latin America AlphaDEX® Fund	106,162	(731,875)	625,713
First Trust Brazil AlphaDEX® Fund	(8,674)	8,674	—
First Trust China AlphaDEX® Fund	1,528	(485,144)	483,616
First Trust Japan AlphaDEX® Fund	3,142,081	(13,876,646)	10,734,565
First Trust Developed Markets ex-US AlphaDEX® Fund	3,366,807	(8,323,150)	4,956,343
First Trust Emerging Markets AlphaDEX® Fund	(3,325,641)	2,310,733	1,014,908
First Trust Germany AlphaDEX® Fund	(362)	(217,464)	217,826
First Trust United Kingdom AlphaDEX® Fund	203,483	(2,010,365)	1,806,882
First Trust India NIFTY 50 Equal Weight ETF	(2,113,559)	2,113,559	—
First Trust Switzerland AlphaDEX® Fund	81,645	(1,470,023)	1,388,378
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	62,101	(169,191)	107,090
First Trust Emerging Markets Small Cap AlphaDEX® Fund	1,864,033	(4,390,730)	2,526,697
First Trust Eurozone AlphaDEX® ETF	30,432	(3,148,121)	3,117,689
As of December 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$13,284,683	$1,799,011	$(1,124,636)	$674,375
First Trust Europe AlphaDEX® Fund	181,238,116	21,753,744	(18,525,709)	3,228,035
First Trust Latin America AlphaDEX® Fund	13,901,119	1,018,953	(2,101,626)	(1,082,673)
First Trust Brazil AlphaDEX® Fund	5,514,769	674,046	(1,245,595)	(571,549)
First Trust China AlphaDEX® Fund	49,800,045	1,759,669	(1,722,672)	36,997
First Trust Japan AlphaDEX® Fund	195,760,680	22,112,091	(13,189,379)	8,922,712
First Trust Developed Markets ex-US AlphaDEX® Fund	391,480,654	43,754,582	(30,822,467)	12,932,115
First Trust Emerging Markets AlphaDEX® Fund	415,886,912	49,096,737	(48,565,758)	530,979
First Trust Germany AlphaDEX® Fund	8,176,213	1,090,057	(1,364,861)	(274,804)
First Trust United Kingdom AlphaDEX® Fund	63,597,614	7,704,468	(6,659,733)	1,044,735
First Trust India NIFTY 50 Equal Weight ETF	244,709,191	44,880,534	(14,534,247)	30,346,287
First Trust Switzerland AlphaDEX® Fund	71,859,433	8,383,955	(5,903,531)	2,480,424
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	6,263,574	567,521	(673,111)	(105,590)
First Trust Emerging Markets Small Cap AlphaDEX® Fund	309,070,289	31,218,096	(32,207,187)	(989,091)
First Trust Eurozone AlphaDEX® ETF	19,797,077	848,865	(2,273,593)	(1,424,728)
I. Expenses
Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of the advisory fees, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund.
First Trust Portfolios L.P. (“FTP”) has entered into licensing agreements with Nasdaq (“Licensor”) for all the Funds except NFTY and with NSE Indices Limited (“NSE”) for NFTY (Nasdaq and NSE collectively, the “Licensors”). The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensors. The Funds are sub-licensees to the applicable license agreements.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2024
J. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee for each Fund. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.80%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.78%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.76%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.74%
Fund net assets greater than $10 billion	0.72%
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. Brown Brothers Harriman & Co. remains custodian for certain assets of FEP, FEM and FKU. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2024
4. Purchases and Sales of Securities
For the fiscal year ended December 31, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$10,985,502	$12,985,848
First Trust Europe AlphaDEX® Fund	177,007,984	179,152,845
First Trust Latin America AlphaDEX® Fund	30,179,993	63,181,466
First Trust Brazil AlphaDEX® Fund	3,822,882	3,767,649
First Trust China AlphaDEX® Fund	50,612,540	6,088,810
First Trust Japan AlphaDEX® Fund	160,171,131	162,561,809
First Trust Developed Markets ex-US AlphaDEX® Fund	398,224,814	404,469,131
First Trust Emerging Markets AlphaDEX® Fund	402,412,189	403,955,518
First Trust Germany AlphaDEX® Fund	9,551,450	9,595,491
First Trust United Kingdom AlphaDEX® Fund	29,136,158	30,012,809
First Trust India NIFTY 50 Equal Weight ETF	214,783,296	70,137,231
First Trust Switzerland AlphaDEX® Fund	58,554,213	59,071,363
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	9,316,485	9,702,104
First Trust Emerging Markets Small Cap AlphaDEX® Fund	348,868,452	365,547,466
First Trust Eurozone AlphaDEX® ETF	28,610,075	28,313,498
For the fiscal year ended December 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$—	$2,050,305
First Trust Europe AlphaDEX® Fund	—	36,314,104
First Trust Latin America AlphaDEX® Fund	—	17,262,380
First Trust Brazil AlphaDEX® Fund	—	—
First Trust China AlphaDEX® Fund	—	3,843,225
First Trust Japan AlphaDEX® Fund	55,320,969	54,782,797
First Trust Developed Markets ex-US AlphaDEX® Fund	9,957,372	36,434,178
First Trust Emerging Markets AlphaDEX® Fund	2,608,951	12,117,921
First Trust Germany AlphaDEX® Fund	—	7,827,673
First Trust United Kingdom AlphaDEX® Fund	52,045,082	11,658,549
First Trust India NIFTY 50 Equal Weight ETF	—	—
First Trust Switzerland AlphaDEX® Fund	3,171,817	9,579,181
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	—	1,713,122
First Trust Emerging Markets Small Cap AlphaDEX® Fund	915,203	25,356,162
First Trust Eurozone AlphaDEX® ETF	43,311,072	43,849,872
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2024
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2026.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded AlphaDEX® Fund II:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Asia Pacific ex-Japan AlphaDEX® Fund, First Trust Europe AlphaDEX® Fund, First Trust Latin America AlphaDEX® Fund, First Trust Brazil AlphaDEX® Fund, First Trust China AlphaDEX® Fund, First Trust Japan AlphaDEX® Fund, First Trust Developed Markets ex-US AlphaDEX® Fund, First Trust Emerging Markets AlphaDEX® Fund, First Trust Germany AlphaDEX® Fund, First Trust United Kingdom AlphaDEX® Fund, First Trust India NIFTY 50 Equal Weight ETF, First Trust Switzerland AlphaDEX® Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund, First Trust Emerging Markets Small Cap AlphaDEX® Fund, and First Trust Eurozone AlphaDEX® ETF (the “Funds”), each a series of First Trust Exchange-Traded AlphaDEX® Fund II, including the portfolios of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
February 25, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2024 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended December 31, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the fiscal year ended December 31, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded AlphaDEX® Fund II funds it manages (the “Funds”) in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2024, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $864,262. This figure is comprised of $34,836 paid (or to be paid) in fixed compensation and $829,426 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include $453,051 paid (or to be paid) to senior management of First Trust Advisors L.P. and $411,211 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2024 (Unaudited)
Federal Tax Information
For the taxable year ended December 31, 2024, none of the income dividends paid by the Funds qualify for the dividends received deduction available to corporations.
For the taxable year ended December 31, 2024, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	74.68%
First Trust Europe AlphaDEX® Fund	83.97%
First Trust Latin America AlphaDEX® Fund	27.71%
First Trust Brazil AlphaDEX® Fund	0.00%
First Trust China AlphaDEX® Fund	64.96%
First Trust Japan AlphaDEX® Fund	73.67%
First Trust Developed Markets ex-US AlphaDEX® Fund	79.13%
First Trust Emerging Markets AlphaDEX® Fund	82.61%
First Trust Germany AlphaDEX® Fund	100.00%
First Trust United Kingdom AlphaDEX® Fund	85.39%
First Trust India NIFTY 50 Equal Weight ETF	53.04%
First Trust Switzerland AlphaDEX® Fund	100.00%
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	87.46%
First Trust Emerging Markets Small Cap AlphaDEX® Fund	47.91%
First Trust Eurozone AlphaDEX® ETF	100.00%
Long-term capital gain distributions designated by the Funds are taxable at the applicable capital gain tax rates for federal income tax purposes. For the fiscal year ended December 31, 2024, the below Fund designated long-term capital gain distributions in the following amount:

Long-Term Capital Gain Distribution
First Trust India NIFTY 50 Equal Weight ETF	$1,024,427
The following Funds meet the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, and elect to pass through to their shareholders credit for foreign taxes paid. For the taxable year ended December 31, 2024, the total amounts of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

	Gross Foreign Income		Foreign Taxes Paid
	Amount	Per Share	Amount	Per Share
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$521,303	$1.04	$21,315	$0.04
First Trust Europe AlphaDEX® Fund	8,568,919	1.66	699,143	0.14
First Trust Latin America AlphaDEX® Fund	1,872,743	2.20	128,056	0.15
First Trust Brazil AlphaDEX® Fund	318,457	0.58	—	N/A
First Trust China AlphaDEX® Fund	428,559	0.18	30,201	0.01
First Trust Japan AlphaDEX® Fund	4,533,226	1.23	457,087	0.12
First Trust Developed Markets ex-US AlphaDEX® Fund	14,271,988	1.97	1,277,021	0.18
First Trust Emerging Markets AlphaDEX® Fund	23,094,918	1.27	4,165,353	0.23
First Trust Germany AlphaDEX® Fund	336,266	1.68	47,730	0.24
First Trust United Kingdom AlphaDEX® Fund	2,347,635	1.38	7,811	0.00
First Trust India NIFTY 50 Equal Weight ETF	3,164,739	0.65	3,418,003	0.70
First Trust Switzerland AlphaDEX® Fund	2,368,486	1.97	278,992	0.23
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	308,171	2.05	34,106	0.23

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2024 (Unaudited)
	Gross Foreign Income		Foreign Taxes Paid
	Amount	Per Share	Amount	Per Share
First Trust Emerging Markets Small Cap AlphaDEX® Fund	$13,188,258	$1.75	$1,363,612	$0.18
First Trust Eurozone AlphaDEX® ETF	1,263,660	2.81	139,548	0.31
Disclaimer
Nasdaq® and Nasdaq AlphaDEX Asia Pacific Ex-JapanTM Index, Nasdaq AlphaDEX EuropeTM Index, Nasdaq AlphaDEX Latin AmericaTM Index, Nasdaq AlphaDEX BrazilTM Index, Nasdaq AlphaDEX ChinaTM Index, Nasdaq AlphaDEX JapanTM Index, Nasdaq AlphaDEX Developed Markets Ex-USTM Index, Nasdaq AlphaDEX Emerging MarketsTM Index, Nasdaq AlphaDEX GermanyTM Index, Nasdaq AlphaDEX United KingdomTM Index, Nasdaq AlphaDEX SwitzerlandTM Index, Nasdaq AlphaDEX Developed Markets Ex-US Small CapTM Index, Nasdaq AlphaDEX Emerging Markets Small CapTM Index and Nasdaq AlphaDEX EurozoneTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal WeightTM Index or particularly in the ability of the NIFTY 50 Equal WeightTM Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal WeightTM Index in the Prospectus and Statement of Additional Information.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This statement is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 7, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	March 7, 2025

* Print the name and title of each signing officer under his or her signature.